Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.9%)
U.S. Government Securities (44.8%)
United States Treasury Note/Bond	0.125%	9/15/23	3,510	3,375
United States Treasury Note/Bond	0.250%	9/30/23	12,490	11,994
United States Treasury Note/Bond	0.125%	10/15/23	3,605	3,453
United States Treasury Note/Bond	0.375%	10/31/23	1,090	1,045
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,644
United States Treasury Note/Bond	2.875%	10/31/23	9,503	9,359
United States Treasury Note/Bond	0.250%	11/15/23	1,240	1,185
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,186
United States Treasury Note/Bond	0.500%	11/30/23	11,843	11,332
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,000
United States Treasury Note/Bond	2.875%	11/30/23	344	338
United States Treasury Note/Bond	0.125%	12/15/23	21,854	20,785
United States Treasury Note/Bond	0.750%	12/31/23	60	57
United States Treasury Note/Bond	2.250%	12/31/23	1,367	1,333
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,185
United States Treasury Note/Bond	0.125%	1/15/24	5,920	5,610
United States Treasury Note/Bond	0.875%	1/31/24	11,085	10,586
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,129
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,192
United States Treasury Note/Bond	0.125%	2/15/24	7,010	6,619
United States Treasury Note/Bond	2.750%	2/15/24	10,710	10,477
United States Treasury Note/Bond	1.500%	2/29/24	4,487	4,313
United States Treasury Note/Bond	2.125%	2/29/24	8,725	8,461
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,532
United States Treasury Note/Bond	0.250%	3/15/24	13,259	12,499
United States Treasury Note/Bond	2.125%	3/31/24	3,802	3,680
United States Treasury Note/Bond	2.250%	3/31/24	14,577	14,135
United States Treasury Note/Bond	0.375%	4/15/24	7,645	7,196
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,215
United States Treasury Note/Bond	2.250%	4/30/24	7,559	7,317
United States Treasury Note/Bond	2.500%	4/30/24	4,350	4,228
United States Treasury Note/Bond	0.250%	5/15/24	7,700	7,212
United States Treasury Note/Bond	2.500%	5/15/24	12,130	11,779
United States Treasury Note/Bond	2.000%	5/31/24	5,454	5,251
United States Treasury Note/Bond	2.500%	5/31/24	3,720	3,612
United States Treasury Note/Bond	0.250%	6/15/24	11,780	11,000
United States Treasury Note/Bond	1.750%	6/30/24	8,060	7,715
United States Treasury Note/Bond	2.000%	6/30/24	4,955	4,764
United States Treasury Note/Bond	3.000%	6/30/24	11,034	10,793
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,087
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,722
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.000%	7/31/24	12,010	11,742
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,076
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,165
United States Treasury Note/Bond	1.250%	8/31/24	7,475	7,063
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,450
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,651
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,482
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,256
United States Treasury Note/Bond	4.250%	9/30/24	2,520	2,521
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,206
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,574
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,741
United States Treasury Note/Bond	0.750%	11/15/24	9,540	8,862
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,158
United States Treasury Note/Bond	7.500%	11/15/24	25	27
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,399
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,131
United States Treasury Note/Bond	1.000%	12/15/24	72	67
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,249
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,877
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,652
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,124
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,369
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,848
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,183
United States Treasury Note/Bond	1.125%	2/28/25	5,386	5,000
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,425
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,613
United States Treasury Note/Bond	0.500%	3/31/25	13,674	12,471
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,885
United States Treasury Note/Bond	2.625%	4/15/25	10,291	9,881
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,613
United States Treasury Note/Bond	2.875%	4/30/25	4,060	3,922
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,060
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,537
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,626
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,125
United States Treasury Note/Bond	2.875%	6/15/25	11,785	11,365
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,132
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,689
United States Treasury Note/Bond	0.250%	7/31/25	8,797	7,861
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,918
United States Treasury Note/Bond	2.000%	8/15/25	27,780	26,096
United States Treasury Note/Bond	3.125%	8/15/25	2,294	2,224
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,223
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,415
United States Treasury Note/Bond	2.750%	8/31/25	6,385	6,121
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,043
United States Treasury Note/Bond	0.250%	10/31/25	7,765	6,874
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,871
United States Treasury Note/Bond	2.250%	11/15/25	10,421	9,812
United States Treasury Note/Bond	0.375%	11/30/25	12,230	10,841
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,030
United States Treasury Note/Bond	0.375%	12/31/25	9,293	8,217
United States Treasury Note/Bond	2.625%	12/31/25	4,165	3,963
United States Treasury Note/Bond	0.375%	1/31/26	12,245	10,787
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,466
United States Treasury Note/Bond	1.625%	2/15/26	10,836	9,952

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,148
United States Treasury Note/Bond	0.750%	3/31/26	11,152	9,901
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,855
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,419
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,493
United States Treasury Note/Bond	1.625%	5/15/26	10,789	9,862
United States Treasury Note/Bond	0.750%	5/31/26	11,025	9,738
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,272
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,521
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,255
United States Treasury Note/Bond	0.625%	7/31/26	14,300	12,510
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,403
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,106
United States Treasury Note/Bond	6.750%	8/15/26	630	687
United States Treasury Note/Bond	0.750%	8/31/26	12,214	10,714
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,790
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,059
United States Treasury Note/Bond	1.625%	9/30/26	5,215	4,733
United States Treasury Note/Bond	1.125%	10/31/26	9,930	8,805
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,683
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,304
United States Treasury Note/Bond	6.500%	11/15/26	765	831
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,094
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,587
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,164
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,525
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,683
United States Treasury Note/Bond	2.250%	2/15/27	6,372	5,890
United States Treasury Note/Bond	6.625%	2/15/27	65	71
United States Treasury Note/Bond	1.125%	2/28/27	7,683	6,765
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,502
United States Treasury Note/Bond	0.625%	3/31/27	8,268	7,093
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,601
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,649
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,304
United States Treasury Note/Bond	2.375%	5/15/27	13,831	12,818
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,601
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,660
United States Treasury Note/Bond	0.500%	6/30/27	7,990	6,764
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,508
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,185
United States Treasury Note/Bond	2.750%	7/31/27	5,284	4,976
United States Treasury Note/Bond	2.250%	8/15/27	8,422	7,737
United States Treasury Note/Bond	6.375%	8/15/27	185	203
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,590
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,568
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,569
United States Treasury Note/Bond	4.125%	9/30/27	3,005	3,015
United States Treasury Note/Bond	0.500%	10/31/27	11,115	9,300
United States Treasury Note/Bond	2.250%	11/15/27	11,502	10,521
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,005
United States Treasury Note/Bond	0.625%	11/30/27	12,203	10,256
United States Treasury Note/Bond	0.625%	12/31/27	11,975	10,042
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,341
United States Treasury Note/Bond	2.750%	2/15/28	8,180	7,657
United States Treasury Note/Bond	1.125%	2/29/28	10,060	8,631
United States Treasury Note/Bond	1.250%	3/31/28	11,761	10,140
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,342
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,109
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,518
United States Treasury Note/Bond	1.000%	7/31/28	11,480	9,668
United States Treasury Note/Bond	2.875%	8/15/28	11,632	10,909
United States Treasury Note/Bond	5.500%	8/15/28	325	348
United States Treasury Note/Bond	1.125%	8/31/28	10,610	8,982
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,017
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,187
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,760
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,757
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,616
United States Treasury Note/Bond	1.375%	12/31/28	3,490	2,986
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,021
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,335
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,603
United States Treasury Note/Bond	2.375%	3/31/29	20,480	18,547
United States Treasury Note/Bond	2.875%	4/30/29	7,750	7,234
United States Treasury Note/Bond	2.375%	5/15/29	8,627	7,804
United States Treasury Note/Bond	2.750%	5/31/29	6,730	6,234
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,831
United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,398
United States Treasury Note/Bond	1.625%	8/15/29	5,730	4,940
United States Treasury Note/Bond	3.125%	8/31/29	2,010	1,908
United States Treasury Note/Bond	0.000%	9/30/29	5,225	5,203
United States Treasury Note/Bond	1.750%	11/15/29	791	687
United States Treasury Note/Bond	1.500%	2/15/30	7,154	6,071
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,461
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,553
United States Treasury Note/Bond	0.625%	8/15/30	18,852	14,769
United States Treasury Note/Bond	0.875%	11/15/30	20,961	16,700
United States Treasury Note/Bond	1.125%	2/15/31	19,629	15,899
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,700
United States Treasury Note/Bond	1.625%	5/15/31	19,034	15,977
United States Treasury Note/Bond	1.250%	8/15/31	20,757	16,774
United States Treasury Note/Bond	1.375%	11/15/31	20,845	16,943
United States Treasury Note/Bond	1.875%	2/15/32	23,253	19,707
United States Treasury Note/Bond	2.875%	5/15/32	23,628	21,856
United States Treasury Note/Bond	2.750%	8/15/32	21,847	19,983
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,297
United States Treasury Note/Bond	5.000%	5/15/37	1,020	1,156
United States Treasury Note/Bond	4.375%	2/15/38	1,150	1,224
United States Treasury Note/Bond	4.500%	5/15/38	1,259	1,356
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,256
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,341
United States Treasury Note/Bond	4.500%	8/15/39	2,516	2,699
United States Treasury Note/Bond	4.375%	11/15/39	1,742	1,838
United States Treasury Note/Bond	4.625%	2/15/40	1,800	1,956
United States Treasury Note/Bond	1.125%	5/15/40	7,810	4,874
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,971
United States Treasury Note/Bond	1.125%	8/15/40	8,405	5,202
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,469
United States Treasury Note/Bond	1.375%	11/15/40	10,129	6,543
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,264
United States Treasury Note/Bond	1.875%	2/15/41	12,303	8,710
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,811
United States Treasury Note/Bond	2.250%	5/15/41	10,495	7,927
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,994

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	8/15/41	13,741	9,391
United States Treasury Note/Bond	3.750%	8/15/41	2,140	2,050
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,023
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,348
United States Treasury Note/Bond	2.375%	2/15/42	9,361	7,170
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,811
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,463
United States Treasury Note/Bond	3.250%	5/15/42	11,730	10,405
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,350
United States Treasury Note/Bond	3.375%	8/15/42	6,967	6,312
United States Treasury Note/Bond	2.750%	11/15/42	4,646	3,761
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,332
United States Treasury Note/Bond	2.875%	5/15/43	800	659
United States Treasury Note/Bond	3.625%	8/15/43	5,305	4,942
United States Treasury Note/Bond	3.750%	11/15/43	700	664
United States Treasury Note/Bond	3.625%	2/15/44	5,452	5,062
United States Treasury Note/Bond	3.375%	5/15/44	5,869	5,231
United States Treasury Note/Bond	3.125%	8/15/44	7,731	6,601
United States Treasury Note/Bond	3.000%	11/15/44	7,512	6,271
United States Treasury Note/Bond	2.500%	2/15/45	8,120	6,185
United States Treasury Note/Bond	3.000%	5/15/45	6,002	5,008
United States Treasury Note/Bond	2.875%	8/15/45	3,991	3,254
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,596
United States Treasury Note/Bond	2.500%	2/15/46	3,915	2,970
United States Treasury Note/Bond	2.500%	5/15/46	6,456	4,889
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,398
United States Treasury Note/Bond	2.875%	11/15/46	4,465	3,643
United States Treasury Note/Bond	3.000%	2/15/47	4,490	3,751
United States Treasury Note/Bond	3.000%	5/15/47	6,115	5,113
United States Treasury Note/Bond	2.750%	8/15/47	6,988	5,580
United States Treasury Note/Bond	2.750%	11/15/47	4,583	3,664
United States Treasury Note/Bond	3.000%	2/15/48	8,479	7,133
United States Treasury Note/Bond	3.125%	5/15/48	7,684	6,641
United States Treasury Note/Bond	3.000%	8/15/48	7,810	6,599
United States Treasury Note/Bond	3.375%	11/15/48	5,840	5,313
United States Treasury Note/Bond	3.000%	2/15/49	8,344	7,113
United States Treasury Note/Bond	2.875%	5/15/49	4,900	4,082
United States Treasury Note/Bond	2.250%	8/15/49	5,029	3,676
United States Treasury Note/Bond	2.375%	11/15/49	5,907	4,443
United States Treasury Note/Bond	2.000%	2/15/50	8,212	5,636
United States Treasury Note/Bond	1.250%	5/15/50	11,066	6,187
United States Treasury Note/Bond	1.375%	8/15/50	12,586	7,284
United States Treasury Note/Bond	1.625%	11/15/50	12,196	7,563
United States Treasury Note/Bond	1.875%	2/15/51	13,754	9,099
United States Treasury Note/Bond	2.375%	5/15/51	13,925	10,413
United States Treasury Note/Bond	2.000%	8/15/51	13,950	9,521
United States Treasury Note/Bond	1.875%	11/15/51	11,835	7,820
United States Treasury Note/Bond	2.250%	2/15/52	17,046	12,374
United States Treasury Note/Bond	2.875%	5/15/52	11,855	9,938
United States Treasury Note/Bond	3.000%	8/15/52	11,450	9,885
				1,787,127
Agency Bonds and Notes (1.1%)
Federal Farm Credit Banks Funding Corp.	0.500%	12/1/23	200	191
Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	74
Federal Farm Credit Banks Funding Corp.	0.900%	1/18/24	300	287
Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	567
Federal Farm Credit Banks Funding Corp.	2.625%	5/3/24	280	273
Federal Farm Credit Banks Funding Corp.	2.625%	5/16/24	805	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks Funding Corp.	2.625%	6/10/24	295	287
	Federal Farm Credit Banks Funding Corp.	3.250%	6/17/24	425	417
	Federal Farm Credit Banks Funding Corp.	3.100%	6/28/24	325	318
	Federal Farm Credit Banks Funding Corp.	3.375%	8/26/24	1,000	982
	Federal Farm Credit Banks Funding Corp.	4.250%	9/26/24	825	823
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	163
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	196
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	490
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	279
	Federal Home Loan Banks	0.500%	11/9/23	225	216
	Federal Home Loan Banks	2.500%	2/13/24	535	522
	Federal Home Loan Banks	2.125%	2/28/24	450	436
	Federal Home Loan Banks	3.250%	3/8/24	65	64
	Federal Home Loan Banks	3.125%	6/14/24	1,500	1,470
	Federal Home Loan Banks	2.750%	6/28/24	265	258
	Federal Home Loan Banks	3.000%	7/8/24	500	488
	Federal Home Loan Banks	1.500%	8/15/24	330	313
	Federal Home Loan Banks	0.500%	4/14/25	1,000	909
	Federal Home Loan Banks	0.375%	9/4/25	500	446
	Federal Home Loan Banks	3.250%	11/16/28	315	300
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,554
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	959
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	957
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,431
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,124
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,345
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,782
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	147
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,802
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	584
[1]	Federal National Mortgage Assn.	0.250%	11/27/23	1,000	955
[1]	Federal National Mortgage Assn.	2.500%	2/5/24	975	952
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	983
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	155
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	919
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,224
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	911
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	903
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,787
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,781
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	535
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	457
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	847
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	196
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,095
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	360
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,000	782
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	300	350
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	309
	Private Export Funding Corp.	3.550%	1/15/24	100	99
	Private Export Funding Corp.	2.450%	7/15/24	100	96
	Private Export Funding Corp.	1.750%	11/15/24	75	71
	Private Export Funding Corp.	3.250%	6/15/25	50	48
	Private Export Funding Corp.	1.400%	7/15/28	175	147
	Tennessee Valley Authority	2.875%	9/15/24	191	186
	Tennessee Valley Authority	0.750%	5/15/25	200	182
	Tennessee Valley Authority	6.750%	11/1/25	134	143
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	1.500%	9/15/31	550	435
	Tennessee Valley Authority	4.650%	6/15/35	175	175
	Tennessee Valley Authority	5.880%	4/1/36	250	279
	Tennessee Valley Authority	5.500%	6/15/38	100	110
	Tennessee Valley Authority	5.250%	9/15/39	512	546
	Tennessee Valley Authority	4.875%	1/15/48	100	101
	Tennessee Valley Authority	5.375%	4/1/56	50	55
	Tennessee Valley Authority	4.625%	9/15/60	180	176
	Tennessee Valley Authority	4.250%	9/15/65	200	184
					42,945
Conventional Mortgage-Backed Securities (20.0%)
[1,2]	Fannie Mae Pool	2.000%	6/1/51–3/1/52	181	147
[1,2]	Fannie Mae Pool	3.000%	3/1/52–4/1/52	1,732	1,508
[1,2]	Fannie Mae Pool	4.000%	8/1/52–9/1/52	2,686	2,493
[1,2]	Fannie Mae Pool	4.500%	7/1/52–8/1/52	1,687	1,606
[1,2]	Fannie Mae Pool	5.000%	7/1/52–8/1/52	978	952
[1,2]	Fannie Mae Pool	6.500%	9/1/32	13	13
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	292	265
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	5,517	5,060
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	18,433	16,584
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	20,040	18,400
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	10,733	10,165
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23–10/1/48	5,462	5,323
[1,2]	Freddie Mac Gold Pool	5.000%	11/1/22–11/1/48	1,667	1,659
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24–6/1/41	1,309	1,344
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	950	1,012
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	73	77
[1,2]	Freddie Mac Gold Pool	7.500%	2/1/23–4/1/28	4	4
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	3	4
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	5	5
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	2
[1,2]	Freddie Mac Pool	2.000%	5/1/37–4/1/42	676	590
[1,2]	Freddie Mac Pool	2.500%	1/1/52–5/1/52	2,176	1,833
[1,2]	Freddie Mac Pool	3.000%	4/1/52	1,020	888
[1,2]	Freddie Mac Pool	4.000%	7/1/52–9/1/52	3,604	3,345
[1,2]	Freddie Mac Pool	4.500%	7/1/52–9/1/52	3,403	3,239
[1,2]	Freddie Mac Pool	5.000%	7/1/52	610	594
[2,3]	Ginnie Mae	4.000%	10/20/52	850	793
[2,3]	Ginnie Mae	5.500%	10/20/52	550	548
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,290	1,140
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,153	1,083
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,191	1,145
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,270	1,255
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	870	884
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	57	59
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	102	103
[2]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	26	27
[2]	Ginnie Mae I Pool	7.500%	8/15/23–1/15/31	8	8
[2]	Ginnie Mae I Pool	8.000%	11/15/22–10/15/30	9	9
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,070	854
[2]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	40,809	34,013
[2]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	40,420	34,835
[2]	Ginnie Mae II Pool	3.000%	2/20/27–6/20/52	39,865	35,634
[2]	Ginnie Mae II Pool	3.500%	9/20/25–7/20/52	29,645	27,310
[2]	Ginnie Mae II Pool	4.000%	9/20/25–9/20/52	16,657	15,796
[2]	Ginnie Mae II Pool	4.500%	2/20/39–8/20/52	9,161	8,939
[2]	Ginnie Mae II Pool	5.000%	12/20/32–8/20/52	3,246	3,256
[2]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	103	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	13	13
[1,2]	UMBS Pool	1.500%	7/1/35–9/1/51	51,944	41,542
[1,2,3]	UMBS Pool	2.000%	11/1/23–4/1/52	221,703	183,057
[1,2,3]	UMBS Pool	2.500%	1/1/27–6/1/52	155,505	132,514
[1,2]	UMBS Pool	3.000%	11/1/25–6/1/52	92,680	82,022
[1,2]	UMBS Pool	3.500%	9/1/25–10/1/52	54,940	50,137
[1,2]	UMBS Pool	4.000%	2/1/24–8/1/52	34,596	32,623
[1,2]	UMBS Pool	4.500%	11/1/22–10/1/52	16,338	15,834
[1,2,3]	UMBS Pool	5.000%	7/1/23–10/13/52	9,703	10,692
[1,2,3]	UMBS Pool	5.500%	10/1/22–10/13/52	3,869	3,939
[1,2]	UMBS Pool	6.000%	11/1/22–5/1/41	1,421	1,493
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	120	126
[1,2]	UMBS Pool	7.500%	11/1/22–2/1/32	13	13
[1,2]	UMBS Pool	8.000%	7/1/23–11/1/30	1	1
[1,2]	UMBS Pool	8.500%	10/1/24–4/1/31	1	1
					798,921
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	2.762%	9/1/37	21	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	2.972%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	3.140%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.846%	3/1/43	29	29
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	3.806%	9/1/43	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.308%	7/1/43	43	44
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.847%	8/1/35	27	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	3.417%	10/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	3.028%	6/1/43	11	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	1.890%	1/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	3.377%	10/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	2.844%	8/1/39	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.259%	10/1/39	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.225%	5/1/40	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	9/1/42	23	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.242%	10/1/42	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.529%	5/1/42	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	3.045%	9/1/43	14	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.480%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.853%	7/1/41	19	19
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	3.910%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	2.982%	9/1/34	1	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.093%	11/1/39	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.432%	5/1/42	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	3.284%	7/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.464%	8/1/42	27	28
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	3.359%	3/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	12	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.618%	9/1/40	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33–12/1/40	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.207%	3/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/40	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.107%	12/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.446%	5/1/41	7	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.153%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.938%	11/1/34	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.289%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	3.662%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	14	14
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	9	9
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.592%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.090%	8/1/37	7	7
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	643
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	3.551%	9/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.305%	5/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.995%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	12/1/40	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.216%	1/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.866%	6/1/41	2	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.657%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	3.536%	9/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	7	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	2	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	12	13
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.489%	2/1/36	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.373%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.567%	10/1/36	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.020%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–8/20/41	19	19
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38–12/20/42	70	69
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41–3/20/43	47	47
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	46	46
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	3	3
					1,584
Total U.S. Government and Agency Obligations (Cost $3,010,823)					2,630,577
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	122
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	25
[2]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	750	727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Express Credit Account Class A Series 2022-3	3.750%	8/15/27	425	415
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	394
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	14	14
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	190
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	33
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	146
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	71
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	68
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	32	31
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	26	26
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	71	67
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	94
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	67
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	149
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	155
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	131
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	46
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	91
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	139
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	139
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	119
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	47
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	95
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	106
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	117
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	92
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	91
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	251
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	145
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	40
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	40
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	60
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	40
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	140
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	378
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	70
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	233
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	87
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	169
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	122
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	41
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	122
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	80
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	101
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	103
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	166
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	91
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	371
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	68
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	46
[2,4]	BANK Class AS Series 2018-BNK12	4.485%	5/15/61	50	46
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	23
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	45
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	64
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	64
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	65
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	54
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	45
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	41
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	19
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	40
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	50	48
[2,4]	BANK Class C Series 2017-BNK8	4.200%	11/15/50	50	43
[2,4]	BANK Class C Series 2019-BNK19	4.165%	8/15/61	35	29
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	26
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	227
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	131
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	239
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	169
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	21
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	86
[2]	Barclays Dryrock Issuance Trus Drock Class A Series 2022-1	3.070%	2/15/28	100	96
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	117
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	84
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	119
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	40
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	100
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	40
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	83
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	121
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	29
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	123
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	92	92
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	43	43
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	37	36
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	46
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	105
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	71
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	47
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	168
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	73
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	242
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	93
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	304
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	212
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	330
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	118
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	195
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	198
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	98
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	82
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	80
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	99
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	79
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	178
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	103
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	105
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	41
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	62
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	40
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	163
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B26	4.470%	7/15/55	100	95
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	231
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	45
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	46
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	70
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	45
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	139
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	47
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	66
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	24
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	19
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	40
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	59
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	20
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	64
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	44
[2,3]	BMO Mortgage Trust Class A5 Series 2022-C3	5.312%	9/15/54	200	202
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	51	50
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	75	73
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	24
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	47
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	10	10
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	24
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	113
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	120
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	52
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	388
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	186
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	384
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	375
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	273
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	372
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	95
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	97
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	73
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	33	32
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	48
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	39	38
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	393	383
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	23
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	53	51
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	97
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	98
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	46
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	75	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	35
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	136
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	94
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	135
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	72
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	387
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	116
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	21	21
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	68
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	28
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	48
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	202	199
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	119
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	232
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	140
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	46
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	93
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	231
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	46
[2]	Chase Issuance Trust Class A Series 2022-A1 Class A Series 2022-A1	3.970%	9/15/27	100	98
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3 Class A3 Series 2007-A3	6.150%	6/15/39	100	111
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	193
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	50
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	138
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	92
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	99
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	50
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	170
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	167
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	96
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	96
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	117
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	47
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	69
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	231
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	258
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	242
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	49
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	215
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	452
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	195
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	93
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.743%	5/15/54	75	72
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	7	6
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	39	38
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	74
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	24
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	95
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	45
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	38
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	48
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	78
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	48
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	34	34
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	40
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	44	44
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	32
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	120
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	149
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	49
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	55
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	48
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	147
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	98
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	121
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	96
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	159	153
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	120
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	215
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	120
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	144
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	70
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	38	38
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	170
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	53
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	121
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	217
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	143
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	72
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	97
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	101
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	30
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	73
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	48
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	42
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	48
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	95
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	48
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	43
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	10	10
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	12	12
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	9	9
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	7	7
[2]	COMM Mortgage Trust Class ASB Series 2014-CR18	3.452%	7/15/47	9	9
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	6	6
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	54	53
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	38	37
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	79	76
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	11	11
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	83	81
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	24
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.770%	2/10/47	28	28
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	24
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	25
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.820%	2/10/47	50	48
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	245
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	211
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	96
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	96
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	191
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	139
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	210
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	187
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	136
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	257
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	42
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	45	44
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	30	30
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.261%	8/15/48	50	46
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	96
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	70
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	92
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	92
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	40
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	45
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	388
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	162
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	188
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A3	3.560%	7/15/27	400	387
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	131
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	12	12
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	75	74
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	48
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	61	60
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	46
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	3	3
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	50	49
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	24
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	57	57
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	84
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	48
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	32
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	46
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M10	2.003%	1/25/32	225	183
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M1G	1.582%	9/25/31	75	59
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M8	2.001%	12/25/31	150	123
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.321%	6/25/24	173	169
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	26
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.681%	3/25/33	200	155
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	86
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	146	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	139	137
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/25/22	13	13
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.343%	7/25/23	104	103
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	116	113
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	119	117
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	41	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	95	93
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	71	70
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	124	121
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	223	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	72	69
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.893%	5/25/25	147	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	180	172
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	75	72
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	137	131
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	92	89
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	232
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.533%	9/25/26	250	233
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.591%	9/25/26	60	55
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	90	85
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	95	90
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	187
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	45	42
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	278
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.495%	10/25/26	159	147
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.164%	6/25/27	208	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.962%	11/25/27	74	69
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.851%	2/25/27	150	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.640%	12/25/26	145	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.202%	4/25/29	61	57
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	229	217
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	474	450
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.471%	7/25/28	125	119
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	284
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.766%	8/25/30	50	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.866%	9/25/30	168	161
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.698%	8/25/28	168	160
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.158%	3/25/28	148	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.141%	3/25/28	97	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.665%	9/25/28	183	175
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	364
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.748%	11/25/28	185	178
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	187
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	198	184
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	314	290
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	825
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	250	208
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	362	324
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	81
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	204
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	121	105
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.362%	10/25/30	275	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.437%	11/25/30	60	48
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	179
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.658%	4/25/31	50	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.515%	11/25/30	50	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.292%	1/25/31	225	175
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/31	325	259
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	80
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	129
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.174%	2/25/30	70	65
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.496%	3/25/23	62	61
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.685%	4/25/23	13	13
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	3.002%	1/25/28	407	381
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	21	21
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	15	15
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.620%	7/25/24	89	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.209%	11/25/27	247	234
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	41	41
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	125	121
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	8	8
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	63	62
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	64	63
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	55	55
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	138	134
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	74
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	100	99
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	36	35
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	23
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	46
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	99
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	94
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	146
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	177
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	134
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	5	5
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	10	10
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	38	37
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	14	14
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	11	11
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	26	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	88	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	87	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	24	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-143	2.711%	4/25/55	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	41
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	322
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	269
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	161	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	316
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	120
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	193
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	140
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	284
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	410
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	472
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	118
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	188
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	217
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	339
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	338
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,655
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	264
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	262
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	427
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	365
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	249
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	247
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	201
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	394
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	186
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	327
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	308
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	348
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	256
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	318
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	238
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	569
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	356
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	326
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	322
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	164
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	166
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	127
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	3/25/54	100	83
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	4/25/55	100	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	162
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	18
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	73
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	150	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	96
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	117	115
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	93	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	138	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	185	181
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	245	239
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	876
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	269
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	223	217
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	360
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	499	471
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	175
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	108
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	43
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	130
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	110
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	161	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	365
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	335	278
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	188
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	72
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K-749	2.120%	4/25/55	50	44
[2,3]	Ginnie Mae	4.500%	10/20/52	600	694
[2,3]	Ginnie Mae	5.000%	10/20/52	1,075	1,050
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	125	121
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	169
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	74
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	100	99
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	104	102
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	86	84
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	53
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	100	95
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	71
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	46
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	54	53
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	233
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	92
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	35
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	1	1
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	139
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	197
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	143
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	48
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	95
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	70
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	184
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	70
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	141
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	242
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	91
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	134
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	243
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	108
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.176%	7/10/46	20	20
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	199
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	49
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	122
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	218
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	144
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	62
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	98
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	4	4
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	14	14
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	32	31
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	72	69
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	85	82
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	38
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	46
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	46
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	92
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	64
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	43
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	30
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	25	23
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	47
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	9
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	150	145
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	24
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	87	85
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	121
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	75	71
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	95
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	46
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	5	5
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	23	23
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	40	39
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	47
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	23
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	100	95
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	99
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	95
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	32	32
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	206
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	73
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	72
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	229
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	39
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	70
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	9	9
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	93	89
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	75	75
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	93
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	171
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	56
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	120
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	96
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	78
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	64
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	125
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	24
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	83
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	194
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	96
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	118
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.171%	7/15/45	26	26
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	35
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	24
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	9	9
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	2	2
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	58	56
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	29	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	62	61
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	69	67
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	47	46
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	30	29
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	47
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	180
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	377
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	94
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	92
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	70
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	214
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	152
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	69
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	40
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	46
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	46
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	23
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	51	50
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	48
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	75	71
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	116
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.295%	8/15/46	40	39
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	58	58
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	68	68
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	192
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	95
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	121
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	214
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	139
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	98	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	183
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	231
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	140
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	92
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	8	8
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	21	21
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	19	19
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	45	43
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	26	25
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	65	63
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	46	44
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	31	30
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	52	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.021%	2/15/47	100	99
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.475%	6/15/47	50	48
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.579%	10/15/47	50	48
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	149
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	72
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	92
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	182
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	46
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	225
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	141
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	176
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	52
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	61
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	139
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	122
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.922%	4/15/55	150	135
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	76
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	22
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	21
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	100	97
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	17	17
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	96
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	75
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	34
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	23
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	46	46
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	29	28
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	100	97
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	73
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	13	13
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	18	18
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	48
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	57
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	47
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	194
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	42	41
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	4	4
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	20	20
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	47	47
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	311
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	125	118
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	95
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	73
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	23
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	14	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	97	89
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	148	140
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	92
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	138
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	162
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	138
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	140
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	167
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	72
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	214
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	119
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	261
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	90
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	107
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	65
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	93
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	118
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	95
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	44
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	45
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	69
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	57
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	92
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	70
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	164
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	25
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	514
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	324
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	193
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	97
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	230	225
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	125	119
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	137
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	44	40
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	92
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	161	155
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	168
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	168
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	195
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	305
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	70
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	149
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	139
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	230
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	259
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	144
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	179
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	174
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	88
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	40
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	263
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	95
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	178
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	163
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	166
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	233
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	139
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	41
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	82
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	48
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	72
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	90
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	23
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	85
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	60	59
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	64	63
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	14	14
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	29	28
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	19	19
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	66	65
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	39	38
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	47
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	27	27
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	75
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	60	58
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	30
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	25
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	73
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	146
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	63
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	138
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	18
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	15
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	74
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	20
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	49
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	2	2
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	7	7
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	5	5
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	7	7
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	7	7
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	30	30
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	14	14
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	24
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	35	35
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	28	28
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	38	37
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	45	43
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	72
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	100	95
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	95
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	73
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	49
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	9	9
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	23
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	50	48
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	24
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	12	12
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $118,524)					106,961
Corporate Bonds (26.6%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	151
	Activision Blizzard Inc.	1.350%	9/15/30	150	114
	Activision Blizzard Inc.	4.500%	6/15/47	200	175
	Activision Blizzard Inc.	2.500%	9/15/50	300	183
	Alphabet Inc.	0.450%	8/15/25	500	449
	Alphabet Inc.	0.800%	8/15/27	500	422
	Alphabet Inc.	1.100%	8/15/30	500	387
	Alphabet Inc.	1.900%	8/15/40	200	128
	Alphabet Inc.	2.250%	8/15/60	500	284
	America Movil SAB de CV	3.625%	4/22/29	200	180
	America Movil SAB de CV	2.875%	5/7/30	200	168
	America Movil SAB de CV	4.700%	7/21/32	250	235
	America Movil SAB de CV	6.375%	3/1/35	300	313
	America Movil SAB de CV	6.125%	11/15/37	150	149
	America Movil SAB de CV	6.125%	3/30/40	200	199
	America Movil SAB de CV	4.375%	7/16/42	250	204
	America Movil SAB de CV	4.375%	4/22/49	200	165
	AT&T Inc.	0.900%	3/25/24	500	474
	AT&T Inc.	1.700%	3/25/26	500	445
	AT&T Inc.	3.800%	2/15/27	700	658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	2.300%	6/1/27	450	394
AT&T Inc.	1.650%	2/1/28	500	411
AT&T Inc.	4.100%	2/15/28	402	375
AT&T Inc.	4.350%	3/1/29	650	608
AT&T Inc.	4.300%	2/15/30	460	421
AT&T Inc.	2.750%	6/1/31	450	361
AT&T Inc.	2.250%	2/1/32	600	454
AT&T Inc.	2.550%	12/1/33	472	351
AT&T Inc.	4.500%	5/15/35	200	173
AT&T Inc.	4.900%	8/15/37	300	265
AT&T Inc.	4.850%	3/1/39	480	416
AT&T Inc.	3.500%	6/1/41	500	360
AT&T Inc.	4.300%	12/15/42	271	214
AT&T Inc.	4.750%	5/15/46	350	293
AT&T Inc.	5.150%	11/15/46	736	642
AT&T Inc.	4.500%	3/9/48	400	316
AT&T Inc.	3.650%	6/1/51	600	409
AT&T Inc.	3.500%	9/15/53	1,458	971
AT&T Inc.	3.550%	9/15/55	1,550	1,018
AT&T Inc.	3.800%	12/1/57	787	533
AT&T Inc.	3.650%	9/15/59	629	408
AT&T Inc.	3.850%	6/1/60	300	202
Baidu Inc.	3.875%	9/29/23	200	198
Baidu Inc.	4.375%	5/14/24	200	197
Baidu Inc.	3.075%	4/7/25	200	189
Baidu Inc.	3.625%	7/6/27	200	184
Baidu Inc.	4.375%	3/29/28	100	93
Baidu Inc.	3.425%	4/7/30	200	173
Baidu Inc.	2.375%	8/23/31	200	154
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	65
Booking Holdings Inc.	3.650%	3/15/25	100	97
Booking Holdings Inc.	3.600%	6/1/26	225	213
Booking Holdings Inc.	3.550%	3/15/28	100	91
Booking Holdings Inc.	4.625%	4/13/30	300	282
British Telecommunications plc	4.500%	12/4/23	200	198
British Telecommunications plc	9.625%	12/15/30	516	596
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	173
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	829
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	204
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	196
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	207
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	250
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	165

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	530
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	283
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	319
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	158
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	574
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	347
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	323
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	277
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	465
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	243
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	312
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	229
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	69
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	500	293
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	128
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	149
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	152
Comcast Corp.	3.375%	2/15/25	264	255
Comcast Corp.	3.375%	8/15/25	500	480
Comcast Corp.	3.950%	10/15/25	625	608
Comcast Corp.	3.150%	3/1/26	400	377
Comcast Corp.	2.350%	1/15/27	495	444
Comcast Corp.	3.300%	2/1/27	400	372
Comcast Corp.	3.300%	4/1/27	150	139
Comcast Corp.	3.150%	2/15/28	325	295
Comcast Corp.	4.150%	10/15/28	950	897
Comcast Corp.	4.250%	10/15/30	350	324
Comcast Corp.	1.950%	1/15/31	500	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	1.500%	2/15/31	500	374
	Comcast Corp.	4.250%	1/15/33	275	250
	Comcast Corp.	4.200%	8/15/34	175	154
	Comcast Corp.	5.650%	6/15/35	1,065	1,066
	Comcast Corp.	4.400%	8/15/35	150	133
	Comcast Corp.	3.200%	7/15/36	225	174
	Comcast Corp.	6.450%	3/15/37	175	186
	Comcast Corp.	3.900%	3/1/38	175	143
	Comcast Corp.	4.600%	10/15/38	550	487
	Comcast Corp.	3.250%	11/1/39	250	184
	Comcast Corp.	3.750%	4/1/40	300	236
	Comcast Corp.	4.650%	7/15/42	370	317
	Comcast Corp.	3.400%	7/15/46	500	352
	Comcast Corp.	3.969%	11/1/47	1,086	831
	Comcast Corp.	4.000%	3/1/48	200	154
	Comcast Corp.	4.700%	10/15/48	38	33
	Comcast Corp.	3.999%	11/1/49	268	205
	Comcast Corp.	3.450%	2/1/50	400	279
	Comcast Corp.	2.800%	1/15/51	300	182
	Comcast Corp.	2.887%	11/1/51	882	551
	Comcast Corp.	2.937%	11/1/56	853	509
	Comcast Corp.	4.950%	10/15/58	238	206
	Comcast Corp.	2.987%	11/1/63	847	491
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	889
	Discovery Communications LLC	3.800%	3/13/24	100	98
	Discovery Communications LLC	3.900%	11/15/24	150	146
	Discovery Communications LLC	3.950%	6/15/25	303	290
	Discovery Communications LLC	3.950%	3/20/28	400	351
	Discovery Communications LLC	5.000%	9/20/37	325	258
	Discovery Communications LLC	6.350%	6/1/40	150	132
	Discovery Communications LLC	4.875%	4/1/43	300	217
	Discovery Communications LLC	5.200%	9/20/47	225	166
	Discovery Communications LLC	5.300%	5/15/49	75	56
	Discovery Communications LLC	4.650%	5/15/50	200	137
	Discovery Communications LLC	4.000%	9/15/55	269	160
	Electronic Arts Inc.	4.800%	3/1/26	100	99
	Expedia Group Inc.	5.000%	2/15/26	150	147
	Expedia Group Inc.	4.625%	8/1/27	150	141
	Expedia Group Inc.	3.250%	2/15/30	250	203
	Expedia Group Inc.	2.950%	3/15/31	81	62
	Fox Corp.	4.030%	1/25/24	250	246
	Fox Corp.	3.050%	4/7/25	100	95
	Fox Corp.	4.709%	1/25/29	375	353
	Fox Corp.	3.500%	4/8/30	150	129
	Fox Corp.	5.476%	1/25/39	250	217
	Fox Corp.	5.576%	1/25/49	325	279
	Grupo Televisa SAB	4.625%	1/30/26	100	97
	Grupo Televisa SAB	6.625%	1/15/40	125	123
	Grupo Televisa SAB	5.000%	5/13/45	425	359
	Grupo Televisa SAB	5.250%	5/24/49	200	175
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	206
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	93
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	92
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	153
	Koninklijke KPN NV	8.375%	10/1/30	125	138
[5]	Magallanes Inc.	3.428%	3/15/24	300	290
[5]	Magallanes Inc.	3.638%	3/15/25	300	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Magallanes Inc.	3.755%	3/15/27	800	718
[5]	Magallanes Inc.	4.054%	3/15/29	300	259
[5]	Magallanes Inc.	4.279%	3/15/32	1,000	823
[5]	Magallanes Inc.	5.050%	3/15/42	900	674
[5]	Magallanes Inc.	5.141%	3/15/52	1,400	1,017
[5]	Magallanes Inc.	5.391%	3/15/62	600	435
[5]	Meta Platforms Inc.	3.500%	8/15/27	200	187
[5]	Meta Platforms Inc.	3.850%	8/15/32	200	176
[5]	Meta Platforms Inc.	4.450%	8/15/52	200	163
[5]	Meta Platforms Inc.	4.650%	8/15/62	200	161
	NBCUniversal Media LLC	4.450%	1/15/43	225	188
	Omnicom Group Inc.	2.450%	4/30/30	150	120
	Omnicom Group Inc.	4.200%	6/1/30	100	91
	Omnicom Group Inc.	2.600%	8/1/31	200	156
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	146
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	237
	Orange SA	9.000%	3/1/31	550	660
	Orange SA	5.375%	1/13/42	325	304
	Orange SA	5.500%	2/6/44	200	191
	Paramount Global Inc.	4.750%	5/15/25	134	132
	Paramount Global Inc.	4.000%	1/15/26	400	378
	Paramount Global Inc.	2.900%	1/15/27	279	248
	Paramount Global Inc.	3.375%	2/15/28	100	89
	Paramount Global Inc.	3.700%	6/1/28	100	89
	Paramount Global Inc.	4.950%	1/15/31	250	221
	Paramount Global Inc.	4.200%	5/19/32	200	162
	Paramount Global Inc.	5.500%	5/15/33	75	67
	Paramount Global Inc.	6.875%	4/30/36	240	225
	Paramount Global Inc.	5.900%	10/15/40	225	190
	Paramount Global Inc.	4.850%	7/1/42	225	162
	Paramount Global Inc.	4.375%	3/15/43	406	271
	Paramount Global Inc.	5.850%	9/1/43	225	180
	Paramount Global Inc.	4.900%	8/15/44	100	70
	Paramount Global Inc.	4.950%	5/19/50	250	178
	Rogers Communications Inc.	4.100%	10/1/23	175	174
	Rogers Communications Inc.	3.625%	12/15/25	125	118
	Rogers Communications Inc.	2.900%	11/15/26	100	91
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	183
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	345
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	162
	Rogers Communications Inc.	4.500%	3/15/43	265	210
	Rogers Communications Inc.	5.000%	3/15/44	190	156
	Rogers Communications Inc.	4.350%	5/1/49	250	188
	Rogers Communications Inc.	3.700%	11/15/49	150	103
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	320
	Take-Two Interactive Software Inc.	3.300%	3/28/24	200	195
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	192
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	186
	Telefonica Emisiones SA	4.103%	3/8/27	250	231
	Telefonica Emisiones SA	7.045%	6/20/36	475	469
	Telefonica Emisiones SA	4.665%	3/6/38	200	157
	Telefonica Emisiones SA	5.213%	3/8/47	550	419
	Telefonica Emisiones SA	4.895%	3/6/48	250	185
	Telefonica Europe BV	8.250%	9/15/30	250	271
	TELUS Corp.	2.800%	2/16/27	100	91
	TELUS Corp.	3.400%	5/13/32	100	83

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TELUS Corp.	4.300%	6/15/49	200	160
Tencent Music Entertainment Group	2.000%	9/3/30	200	146
Time Warner Cable LLC	6.550%	5/1/37	200	181
Time Warner Cable LLC	7.300%	7/1/38	50	47
Time Warner Cable LLC	6.750%	6/15/39	400	354
Time Warner Cable LLC	5.875%	11/15/40	425	352
Time Warner Cable LLC	5.500%	9/1/41	250	198
Time Warner Cable LLC	4.500%	9/15/42	250	173
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	214
T-Mobile USA Inc.	3.500%	4/15/25	600	574
T-Mobile USA Inc.	1.500%	2/15/26	200	176
T-Mobile USA Inc.	2.250%	2/15/26	17	15
T-Mobile USA Inc.	2.625%	4/15/26	104	94
T-Mobile USA Inc.	3.750%	4/15/27	800	739
T-Mobile USA Inc.	5.375%	4/15/27	70	69
T-Mobile USA Inc.	4.750%	2/1/28	200	189
T-Mobile USA Inc.	2.050%	2/15/28	250	207
T-Mobile USA Inc.	2.625%	2/15/29	140	116
T-Mobile USA Inc.	2.400%	3/15/29	100	82
T-Mobile USA Inc.	3.375%	4/15/29	110	95
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,347
T-Mobile USA Inc.	2.550%	2/15/31	900	713
T-Mobile USA Inc.	2.875%	2/15/31	186	149
T-Mobile USA Inc.	3.500%	4/15/31	395	333
T-Mobile USA Inc.	2.250%	11/15/31	500	378
T-Mobile USA Inc.	2.700%	3/15/32	200	157
T-Mobile USA Inc.	4.375%	4/15/40	400	327
T-Mobile USA Inc.	3.000%	2/15/41	155	103
T-Mobile USA Inc.	4.500%	4/15/50	600	483
T-Mobile USA Inc.	3.300%	2/15/51	1,000	652
T-Mobile USA Inc.	3.400%	10/15/52	575	380
T-Mobile USA Inc.	3.600%	11/15/60	200	129
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	281
TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,370	1,219
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	64
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	169
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	97
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	163
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	204
Verisign Inc.	2.700%	6/15/31	200	156
Verizon Communications Inc.	3.376%	2/15/25	250	242
Verizon Communications Inc.	0.850%	11/20/25	500	439
Verizon Communications Inc.	1.450%	3/20/26	500	441
Verizon Communications Inc.	2.625%	8/15/26	475	432
Verizon Communications Inc.	4.125%	3/16/27	700	670
Verizon Communications Inc.	3.000%	3/22/27	150	137
Verizon Communications Inc.	2.100%	3/22/28	600	506
Verizon Communications Inc.	4.329%	9/21/28	829	781
Verizon Communications Inc.	4.016%	12/3/29	727	659
Verizon Communications Inc.	3.150%	3/22/30	310	263
Verizon Communications Inc.	1.680%	10/30/30	527	396
Verizon Communications Inc.	1.750%	1/20/31	500	375
Verizon Communications Inc.	2.550%	3/21/31	800	639
Verizon Communications Inc.	2.355%	3/15/32	933	717
Verizon Communications Inc.	4.500%	8/10/33	575	518
Verizon Communications Inc.	4.400%	11/1/34	725	634
Verizon Communications Inc.	4.272%	1/15/36	256	219
Verizon Communications Inc.	5.250%	3/16/37	300	283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.812%	3/15/39	350	308
Verizon Communications Inc.	2.650%	11/20/40	700	454
Verizon Communications Inc.	3.400%	3/22/41	600	439
Verizon Communications Inc.	2.850%	9/3/41	200	133
Verizon Communications Inc.	4.750%	11/1/41	200	173
Verizon Communications Inc.	4.125%	8/15/46	250	197
Verizon Communications Inc.	4.862%	8/21/46	639	555
Verizon Communications Inc.	4.522%	9/15/48	747	620
Verizon Communications Inc.	4.000%	3/22/50	250	191
Verizon Communications Inc.	2.875%	11/20/50	500	307
Verizon Communications Inc.	3.550%	3/22/51	900	636
Verizon Communications Inc.	2.987%	10/30/56	900	534
Verizon Communications Inc.	3.000%	11/20/60	500	291
Verizon Communications Inc.	3.700%	3/22/61	700	476
Vodafone Group plc	3.750%	1/16/24	325	321
Vodafone Group plc	4.375%	5/30/28	650	613
Vodafone Group plc	7.875%	2/15/30	150	164
Vodafone Group plc	6.250%	11/30/32	100	101
Vodafone Group plc	6.150%	2/27/37	200	190
Vodafone Group plc	5.000%	5/30/38	325	279
Vodafone Group plc	4.375%	2/19/43	275	211
Vodafone Group plc	4.875%	6/19/49	350	276
Vodafone Group plc	4.250%	9/17/50	300	215
Vodafone Group plc	5.125%	6/19/59	100	80
Walt Disney Co.	3.350%	3/24/25	345	333
Walt Disney Co.	3.700%	10/15/25	125	121
Walt Disney Co.	1.750%	1/13/26	300	271
Walt Disney Co.	2.200%	1/13/28	200	174
Walt Disney Co.	2.000%	9/1/29	400	327
Walt Disney Co.	3.800%	3/22/30	240	219
Walt Disney Co.	2.650%	1/13/31	700	578
Walt Disney Co.	6.200%	12/15/34	400	416
Walt Disney Co.	6.400%	12/15/35	165	175
Walt Disney Co.	6.650%	11/15/37	200	219
Walt Disney Co.	4.625%	3/23/40	75	68
Walt Disney Co.	3.500%	5/13/40	400	309
Walt Disney Co.	5.400%	10/1/43	100	96
Walt Disney Co.	4.750%	9/15/44	175	156
Walt Disney Co.	2.750%	9/1/49	275	174
Walt Disney Co.	4.700%	3/23/50	395	352
Walt Disney Co.	3.600%	1/13/51	400	298
Walt Disney Co.	3.800%	5/13/60	300	222
Weibo Corp.	3.500%	7/5/24	200	191
Weibo Corp.	3.375%	7/8/30	200	148
WPP Finance 2010	3.750%	9/19/24	200	194
				90,379
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	215
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	388
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	359
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	231
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	238
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	154
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	307
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	117
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	72
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	168
Amazon.com Inc.	0.450%	5/12/24	500	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.800%	8/22/24	250	242
	Amazon.com Inc.	3.800%	12/5/24	120	118
	Amazon.com Inc.	3.000%	4/13/25	200	193
	Amazon.com Inc.	0.800%	6/3/25	285	259
	Amazon.com Inc.	5.200%	12/3/25	225	229
	Amazon.com Inc.	1.000%	5/12/26	600	527
	Amazon.com Inc.	3.300%	4/13/27	600	567
	Amazon.com Inc.	1.200%	6/3/27	285	244
	Amazon.com Inc.	3.150%	8/22/27	725	676
	Amazon.com Inc.	1.650%	5/12/28	500	425
	Amazon.com Inc.	3.450%	4/13/29	400	370
	Amazon.com Inc.	1.500%	6/3/30	405	320
	Amazon.com Inc.	2.100%	5/12/31	500	406
	Amazon.com Inc.	3.600%	4/13/32	500	454
	Amazon.com Inc.	4.800%	12/5/34	225	222
	Amazon.com Inc.	3.875%	8/22/37	600	522
	Amazon.com Inc.	2.875%	5/12/41	500	365
	Amazon.com Inc.	4.050%	8/22/47	600	509
	Amazon.com Inc.	2.500%	6/3/50	800	499
	Amazon.com Inc.	3.100%	5/12/51	700	489
	Amazon.com Inc.	3.950%	4/13/52	400	329
	Amazon.com Inc.	2.700%	6/3/60	400	237
	Amazon.com Inc.	3.250%	5/12/61	200	135
	Amazon.com Inc.	4.100%	4/13/62	400	321
	American Honda Finance Corp.	3.625%	10/10/23	100	99
	American Honda Finance Corp.	2.900%	2/16/24	150	146
	American Honda Finance Corp.	0.550%	7/12/24	500	464
	American Honda Finance Corp.	2.150%	9/10/24	125	119
	American Honda Finance Corp.	1.200%	7/8/25	200	181
	American Honda Finance Corp.	2.350%	1/8/27	100	90
	American Honda Finance Corp.	2.000%	3/24/28	100	85
	American Honda Finance Corp.	2.250%	1/12/29	100	84
	American Honda Finance Corp.	1.800%	1/13/31	300	233
[2]	American University	3.672%	4/1/49	110	86
	Aptiv plc	4.350%	3/15/29	50	45
	Aptiv plc	4.400%	10/1/46	50	36
	Aptiv plc	5.400%	3/15/49	50	41
	Aptiv plc	3.100%	12/1/51	250	140
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	159
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	135
	AutoNation Inc.	3.500%	11/15/24	205	196
	AutoNation Inc.	4.500%	10/1/25	150	145
	AutoNation Inc.	3.800%	11/15/27	75	67
	AutoNation Inc.	3.850%	3/1/32	250	199
	AutoZone Inc.	3.125%	4/18/24	130	126
	AutoZone Inc.	3.250%	4/15/25	132	126
	AutoZone Inc.	3.625%	4/15/25	153	147
	AutoZone Inc.	3.125%	4/21/26	100	93
	AutoZone Inc.	3.750%	6/1/27	100	94
	AutoZone Inc.	3.750%	4/18/29	100	90
	AutoZone Inc.	4.000%	4/15/30	250	225
	AutoZone Inc.	1.650%	1/15/31	200	149
	AutoZone Inc.	4.750%	8/1/32	200	188
	Best Buy Co. Inc.	4.450%	10/1/28	200	187
	BorgWarner Inc.	3.375%	3/15/25	75	72
	BorgWarner Inc.	2.650%	7/1/27	200	174
	BorgWarner Inc.	4.375%	3/15/45	100	74
	Brunswick Corp.	0.850%	8/18/24	200	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Endowment	2.498%	4/1/51	50	32
	California Institute of Technology	4.321%	8/1/45	70	61
	California Institute of Technology	4.700%	11/1/11	50	42
	California Institute of Technology	3.650%	9/1/19	100	63
	Claremont Mckenna College	3.775%	1/1/22	150	94
	Daimler Finance North America LLC	8.500%	1/18/31	250	298
	Darden Restaurants Inc.	3.850%	5/1/27	200	187
	Darden Restaurants Inc.	4.550%	2/15/48	50	37
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	152
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	62
	DR Horton Inc.	2.500%	10/15/24	100	95
[2]	Duke University	2.682%	10/1/44	100	72
[2]	Duke University	2.832%	10/1/55	125	82
	eBay Inc.	3.450%	8/1/24	125	122
	eBay Inc.	1.900%	3/11/25	180	167
	eBay Inc.	1.400%	5/10/26	200	175
	eBay Inc.	3.600%	6/5/27	300	278
	eBay Inc.	2.700%	3/11/30	200	163
	eBay Inc.	2.600%	5/10/31	200	156
	eBay Inc.	4.000%	7/15/42	200	150
	eBay Inc.	3.650%	5/10/51	200	134
	Emory University	2.143%	9/1/30	150	124
	Emory University	2.969%	9/1/50	50	35
	Ford Foundation	2.415%	6/1/50	60	37
	Ford Foundation	2.815%	6/1/70	150	88
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	224
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	41
	General Motors Co.	4.875%	10/2/23	625	622
	General Motors Co.	5.400%	10/2/23	250	250
	General Motors Co.	6.125%	10/1/25	600	601
	General Motors Co.	6.800%	10/1/27	100	101
	General Motors Co.	5.600%	10/15/32	200	178
	General Motors Co.	5.000%	4/1/35	165	135
	General Motors Co.	6.600%	4/1/36	250	234
	General Motors Co.	5.150%	4/1/38	225	182
	General Motors Co.	6.250%	10/2/43	210	183
	General Motors Co.	5.200%	4/1/45	230	176
	General Motors Co.	5.400%	4/1/48	200	158
	General Motors Co.	5.950%	4/1/49	175	146
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	188
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	390
	General Motors Financial Co. Inc.	1.200%	10/15/24	200	184
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	192
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	898
	General Motors Financial Co. Inc.	3.800%	4/7/25	250	238
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	314
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	138
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	146
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	170
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	302
	General Motors Financial Co. Inc.	5.000%	4/9/27	250	237
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	423
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	160
	General Motors Financial Co. Inc.	2.400%	10/15/28	200	158
	General Motors Financial Co. Inc.	4.300%	4/6/29	500	436
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	567
	General Motors Financial Co. Inc.	2.350%	1/8/31	300	218
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	George Washington University	4.126%	9/15/48	300	245
	Georgetown University	4.315%	4/1/49	68	56
	Georgetown University	2.943%	4/1/50	100	65
	Georgetown University	5.215%	10/1/18	59	50
	Harley-Davidson Inc.	3.500%	7/28/25	100	94
	Harley-Davidson Inc.	4.625%	7/28/45	125	91
	Hasbro Inc.	3.900%	11/19/29	350	307
	Hasbro Inc.	6.350%	3/15/40	125	120
	Hasbro Inc.	5.100%	5/15/44	50	41
	Home Depot Inc.	3.750%	2/15/24	200	198
	Home Depot Inc.	2.700%	4/15/25	200	191
	Home Depot Inc.	3.000%	4/1/26	275	260
	Home Depot Inc.	2.500%	4/15/27	395	359
	Home Depot Inc.	2.800%	9/14/27	200	183
	Home Depot Inc.	2.950%	6/15/29	600	531
	Home Depot Inc.	2.700%	4/15/30	445	380
	Home Depot Inc.	1.375%	3/15/31	500	377
	Home Depot Inc.	1.875%	9/15/31	200	155
	Home Depot Inc.	3.250%	4/15/32	200	173
	Home Depot Inc.	4.500%	9/15/32	200	191
	Home Depot Inc.	5.875%	12/16/36	825	858
	Home Depot Inc.	3.300%	4/15/40	295	226
	Home Depot Inc.	5.950%	4/1/41	175	182
	Home Depot Inc.	4.200%	4/1/43	200	168
	Home Depot Inc.	4.875%	2/15/44	300	276
	Home Depot Inc.	4.400%	3/15/45	100	85
	Home Depot Inc.	4.250%	4/1/46	330	277
	Home Depot Inc.	3.900%	6/15/47	250	199
	Home Depot Inc.	4.500%	12/6/48	225	197
	Home Depot Inc.	3.350%	4/15/50	375	269
	Home Depot Inc.	2.375%	3/15/51	200	118
	Home Depot Inc.	2.750%	9/15/51	300	191
	Home Depot Inc.	3.625%	4/15/52	500	377
	Home Depot Inc.	4.950%	9/15/52	250	234
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	181
	Honda Motor Co. Ltd.	2.967%	3/10/32	700	591
	Howard University	5.209%	10/1/52	50	42
	Hyatt Hotels Corp.	1.300%	10/1/23	200	192
	Hyatt Hotels Corp.	1.800%	10/1/24	200	188
	Hyatt Hotels Corp.	4.850%	3/15/26	200	194
	Hyatt Hotels Corp.	4.375%	9/15/28	75	68
	Hyatt Hotels Corp.	6.000%	4/23/30	200	193
	JD.com Inc.	3.875%	4/29/26	200	190
	JD.com Inc.	3.375%	1/14/30	200	173
[2]	Johns Hopkins University	4.083%	7/1/53	75	64
	Lear Corp.	3.800%	9/15/27	41	37
	Lear Corp.	4.250%	5/15/29	150	132
	Lear Corp.	3.500%	5/30/30	100	82
	Lear Corp.	5.250%	5/15/49	125	99
	Leggett & Platt Inc.	3.800%	11/15/24	100	97
	Leggett & Platt Inc.	3.500%	11/15/27	125	113
	Leggett & Platt Inc.	4.400%	3/15/29	75	69
	Leggett & Platt Inc.	3.500%	11/15/51	200	136
	Leland Stanford Junior University	3.647%	5/1/48	200	168
	Lennar Corp.	4.500%	4/30/24	300	295
	Lennar Corp.	5.250%	6/1/26	200	195
	Lennar Corp.	4.750%	11/29/27	200	185
	Lowe's Cos. Inc.	3.125%	9/15/24	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.400%	9/8/25	150	148
	Lowe's Cos. Inc.	3.375%	9/15/25	200	191
	Lowe's Cos. Inc.	2.500%	4/15/26	250	231
	Lowe's Cos. Inc.	3.100%	5/3/27	350	321
	Lowe's Cos. Inc.	1.300%	4/15/28	260	211
	Lowe's Cos. Inc.	1.700%	9/15/28	200	163
	Lowe's Cos. Inc.	6.500%	3/15/29	67	71
	Lowe's Cos. Inc.	3.650%	4/5/29	300	271
	Lowe's Cos. Inc.	4.500%	4/15/30	250	234
	Lowe's Cos. Inc.	1.700%	10/15/30	300	226
	Lowe's Cos. Inc.	2.625%	4/1/31	500	402
	Lowe's Cos. Inc.	3.750%	4/1/32	500	432
	Lowe's Cos. Inc.	5.000%	4/15/33	250	237
	Lowe's Cos. Inc.	2.800%	9/15/41	200	128
	Lowe's Cos. Inc.	4.250%	9/15/44	28	21
	Lowe's Cos. Inc.	3.700%	4/15/46	250	179
	Lowe's Cos. Inc.	4.050%	5/3/47	300	225
	Lowe's Cos. Inc.	3.000%	10/15/50	500	306
	Lowe's Cos. Inc.	4.250%	4/1/52	300	228
	Lowe's Cos. Inc.	5.625%	4/15/53	200	185
	Lowe's Cos. Inc.	4.450%	4/1/62	250	187
	Lowe's Cos. Inc.	5.800%	9/15/62	200	184
	Magna International Inc.	3.625%	6/15/24	170	167
	Magna International Inc.	4.150%	10/1/25	100	97
	Magna International Inc.	2.450%	6/15/30	100	81
	Marriott International Inc.	2.125%	10/3/22	200	200
	Marriott International Inc.	3.750%	3/15/25	175	168
	Marriott International Inc.	3.750%	10/1/25	65	62
	Marriott International Inc.	3.125%	6/15/26	1,083	997
	Marriott International Inc.	4.000%	4/15/28	50	45
	Marriott International Inc.	4.625%	6/15/30	200	181
	Marriott International Inc.	2.850%	4/15/31	300	236
	Masco Corp.	3.500%	11/15/27	100	90
	Masco Corp.	1.500%	2/15/28	200	161
	Masco Corp.	7.750%	8/1/29	24	26
	Masco Corp.	4.500%	5/15/47	100	77
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	112
	Massachusetts Institute of Technology	2.989%	7/1/50	85	62
	Massachusetts Institute of Technology	3.067%	4/1/52	100	73
	Massachusetts Institute of Technology	5.600%	7/1/11	130	132
	Massachusetts Institute of Technology	4.678%	7/1/14	125	107
	Massachusetts Institute of Technology	3.885%	7/1/16	100	72
	McDonald's Corp.	3.300%	7/1/25	497	478
	McDonald's Corp.	3.700%	1/30/26	300	290
	McDonald's Corp.	3.500%	3/1/27	200	189
	McDonald's Corp.	3.500%	7/1/27	315	295
	McDonald's Corp.	3.800%	4/1/28	350	329
	McDonald's Corp.	2.625%	9/1/29	200	171
	McDonald's Corp.	2.125%	3/1/30	200	163
	McDonald's Corp.	3.600%	7/1/30	200	180
	McDonald's Corp.	4.700%	12/9/35	200	184
	McDonald's Corp.	6.300%	10/15/37	150	156
	McDonald's Corp.	6.300%	3/1/38	100	105
	McDonald's Corp.	5.700%	2/1/39	100	99
	McDonald's Corp.	3.700%	2/15/42	25	19
	McDonald's Corp.	3.625%	5/1/43	100	74
	McDonald's Corp.	4.600%	5/26/45	210	178
	McDonald's Corp.	4.875%	12/9/45	300	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McDonald's Corp.	4.450%	3/1/47	250	210
	McDonald's Corp.	4.450%	9/1/48	150	125
	McDonald's Corp.	3.625%	9/1/49	200	146
	McDonald's Corp.	4.200%	4/1/50	200	161
	MDC Holdings Inc.	2.500%	1/15/31	100	67
	MDC Holdings Inc.	6.000%	1/15/43	100	76
	Mohawk Industries Inc.	3.625%	5/15/30	125	104
	NIKE Inc.	2.400%	3/27/25	225	213
	NIKE Inc.	2.375%	11/1/26	200	183
	NIKE Inc.	2.750%	3/27/27	200	184
	NIKE Inc.	2.850%	3/27/30	200	174
	NIKE Inc.	3.625%	5/1/43	125	98
	NIKE Inc.	3.875%	11/1/45	225	182
	NIKE Inc.	3.375%	3/27/50	300	222
[2]	Northwestern University	4.643%	12/1/44	75	71
[2]	Northwestern University	2.640%	12/1/50	50	34
[2]	Northwestern University	3.662%	12/1/57	75	58
	NVR Inc.	3.000%	5/15/30	200	163
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	301
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	374
	President and Fellows of Harvard College	4.875%	10/15/40	225	222
	President and Fellows of Harvard College	3.150%	7/15/46	100	77
	President and Fellows of Harvard College	3.745%	11/15/52	100	83
	PulteGroup Inc.	5.500%	3/1/26	200	198
	PulteGroup Inc.	6.375%	5/15/33	300	282
	Ralph Lauren Corp.	3.750%	9/15/25	50	49
	Ralph Lauren Corp.	2.950%	6/15/30	200	168
	Rockefeller Foundation	2.492%	10/1/50	250	156
	Ross Stores Inc.	4.600%	4/15/25	200	198
	Ross Stores Inc.	1.875%	4/15/31	200	149
	Starbucks Corp.	3.850%	10/1/23	100	99
	Starbucks Corp.	2.450%	6/15/26	200	184
	Starbucks Corp.	3.500%	3/1/28	100	93
	Starbucks Corp.	4.000%	11/15/28	200	188
	Starbucks Corp.	3.550%	8/15/29	200	181
	Starbucks Corp.	2.250%	3/12/30	450	364
	Starbucks Corp.	2.550%	11/15/30	550	449
	Starbucks Corp.	4.300%	6/15/45	50	41
	Starbucks Corp.	3.750%	12/1/47	125	92
	Starbucks Corp.	4.500%	11/15/48	200	165
	Starbucks Corp.	3.350%	3/12/50	100	68
	Starbucks Corp.	3.500%	11/15/50	300	210
	Tapestry Inc.	4.125%	7/15/27	23	21
	Tapestry Inc.	3.050%	3/15/32	200	150
	TJX Cos. Inc.	2.250%	9/15/26	350	319
	Toyota Motor Corp.	2.358%	7/2/24	100	96
	Toyota Motor Corp.	1.339%	3/25/26	500	444
	Toyota Motor Corp.	2.760%	7/2/29	100	88
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	293
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	122
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	186
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	185
	Toyota Motor Credit Corp.	4.400%	9/20/24	200	199
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	186
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	233
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	121
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	175
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	71
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	418
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	244
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	91
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	170
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	491
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	123
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	357
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	155
	Toyota Motor Credit Corp.	2.400%	1/13/32	60	48
	Tractor Supply Co.	1.750%	11/1/30	200	150
	Trustees of Boston College	3.129%	7/1/52	100	69
[2]	Trustees of Boston University	4.061%	10/1/48	50	41
	Trustees of Princeton University	5.700%	3/1/39	150	162
	Trustees of Princeton University	2.516%	7/1/50	150	102
	Trustees of Princeton University	4.201%	3/1/52	100	90
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	126
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	42
[2]	University of Chicago	2.547%	4/1/50	100	67
	University of Chicago	3.000%	10/1/52	50	36
[2]	University of Chicago	4.003%	10/1/53	100	83
	University of Miami	4.063%	4/1/52	100	81
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	79
	University of Notre Dame du Lac	3.394%	2/15/48	125	97
[2]	University of Southern California	3.028%	10/1/39	100	77
[2]	University of Southern California	3.841%	10/1/47	200	168
	University of Southern California	2.945%	10/1/51	200	139
	University of Southern California	5.250%	10/1/11	100	94
	VF Corp.	2.400%	4/23/25	200	187
	VF Corp.	2.950%	4/23/30	200	165
	Washington University	3.524%	4/15/54	100	78
	Washington University	4.349%	4/15/22	50	39
	Whirlpool Corp.	4.000%	3/1/24	50	49
	Whirlpool Corp.	3.700%	5/1/25	75	73
	Whirlpool Corp.	4.750%	2/26/29	150	141
	Whirlpool Corp.	4.500%	6/1/46	100	75
	Whirlpool Corp.	4.600%	5/15/50	75	56
[2]	William Marsh Rice University	3.574%	5/15/45	150	125
	Yale University	0.873%	4/15/25	100	91
	Yale University	1.482%	4/15/30	100	80
	Yale University	2.402%	4/15/50	100	65
					65,267
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	105
	Altria Group Inc.	4.000%	1/31/24	250	246
	Altria Group Inc.	2.350%	5/6/25	150	139
	Altria Group Inc.	4.400%	2/14/26	997	962
	Altria Group Inc.	2.625%	9/16/26	75	67
	Altria Group Inc.	5.800%	2/14/39	120	104
	Altria Group Inc.	3.400%	2/4/41	500	315
	Altria Group Inc.	4.250%	8/9/42	275	188
	Altria Group Inc.	4.500%	5/2/43	125	88
	Altria Group Inc.	5.375%	1/31/44	350	283
	Altria Group Inc.	3.875%	9/16/46	425	269
	Altria Group Inc.	5.950%	2/14/49	155	129
	Altria Group Inc.	3.700%	2/4/51	1,000	599
	Altria Group Inc.	6.200%	2/14/59	70	61

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,005
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,077
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,413
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	90
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	233
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	165
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	405
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	475
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	454
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	892
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	235
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	180
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	119
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	289
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	247
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	580
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	487
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	564
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	300	247
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	285
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	148
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	298
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	184
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	85
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	95
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	40
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	114
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	132
BAT Capital Corp.	3.222%	8/15/24	650	625
BAT Capital Corp.	4.700%	4/2/27	330	308
BAT Capital Corp.	3.557%	8/15/27	875	768
BAT Capital Corp.	2.259%	3/25/28	500	398
BAT Capital Corp.	2.726%	3/25/31	500	370
BAT Capital Corp.	4.390%	8/15/37	525	375
BAT Capital Corp.	4.540%	8/15/47	575	383
BAT Capital Corp.	4.758%	9/6/49	250	171
BAT Capital Corp.	3.984%	9/25/50	300	185
BAT International Finance plc	1.668%	3/25/26	500	432
Brown-Forman Corp.	3.500%	4/15/25	81	79
Brown-Forman Corp.	4.500%	7/15/45	100	87
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	184
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	275
Campbell Soup Co.	3.950%	3/15/25	200	194
Campbell Soup Co.	3.300%	3/19/25	125	120
Campbell Soup Co.	4.150%	3/15/28	175	164
Campbell Soup Co.	2.375%	4/24/30	150	120
Campbell Soup Co.	4.800%	3/15/48	135	113
Campbell Soup Co.	3.125%	4/24/50	100	64
Church & Dwight Co. Inc.	3.150%	8/1/27	100	91
Church & Dwight Co. Inc.	3.950%	8/1/47	75	59
Clorox Co.	3.100%	10/1/27	50	46
Clorox Co.	3.900%	5/15/28	50	47
Clorox Co.	1.800%	5/15/30	50	39
Coca-Cola Co.	1.750%	9/6/24	100	95
Coca-Cola Co.	3.375%	3/25/27	200	191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Co.	2.900%	5/25/27	559	519
Coca-Cola Co.	1.000%	3/15/28	500	412
Coca-Cola Co.	2.125%	9/6/29	125	105
Coca-Cola Co.	3.450%	3/25/30	250	228
Coca-Cola Co.	1.375%	3/15/31	500	382
Coca-Cola Co.	4.125%	3/25/40	100	87
Coca-Cola Co.	2.500%	6/1/40	200	140
Coca-Cola Co.	2.875%	5/5/41	500	368
Coca-Cola Co.	4.200%	3/25/50	175	156
Coca-Cola Co.	2.600%	6/1/50	300	193
Coca-Cola Co.	2.750%	6/1/60	325	203
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	120
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	172
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	142
Colgate-Palmolive Co.	3.250%	3/15/24	100	99
Colgate-Palmolive Co.	3.100%	8/15/27	250	235
Colgate-Palmolive Co.	4.000%	8/15/45	150	126
Conagra Brands Inc.	4.300%	5/1/24	200	197
Conagra Brands Inc.	4.600%	11/1/25	150	147
Conagra Brands Inc.	7.000%	10/1/28	75	77
Conagra Brands Inc.	8.250%	9/15/30	50	56
Conagra Brands Inc.	5.300%	11/1/38	100	88
Constellation Brands Inc.	4.750%	11/15/24	175	174
Constellation Brands Inc.	4.400%	11/15/25	100	98
Constellation Brands Inc.	3.700%	12/6/26	425	400
Constellation Brands Inc.	3.500%	5/9/27	150	139
Constellation Brands Inc.	3.600%	2/15/28	175	160
Constellation Brands Inc.	4.650%	11/15/28	75	71
Constellation Brands Inc.	3.150%	8/1/29	225	194
Constellation Brands Inc.	2.875%	5/1/30	356	295
Constellation Brands Inc.	2.250%	8/1/31	200	153
Constellation Brands Inc.	4.100%	2/15/48	100	76
Constellation Brands Inc.	5.250%	11/15/48	225	202
Constellation Brands Inc.	3.750%	5/1/50	125	90
Costco Wholesale Corp.	2.750%	5/18/24	275	268
Costco Wholesale Corp.	3.000%	5/18/27	100	93
Costco Wholesale Corp.	1.375%	6/20/27	250	216
Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,530
Costco Wholesale Corp.	1.750%	4/20/32	200	154
Delhaize America LLC	9.000%	4/15/31	100	122
Diageo Capital plc	2.125%	10/24/24	200	190
Diageo Capital plc	1.375%	9/29/25	200	181
Diageo Capital plc	2.000%	4/29/30	200	160
Diageo Capital plc	2.125%	4/29/32	200	155
Diageo Capital plc	5.875%	9/30/36	50	51
Diageo Capital plc	3.875%	4/29/43	250	201
Dollar General Corp.	4.150%	11/1/25	105	102
Dollar General Corp.	3.875%	4/15/27	150	142
Dollar General Corp.	4.125%	5/1/28	150	142
Dollar General Corp.	3.500%	4/3/30	100	88
Dollar General Corp.	4.125%	4/3/50	350	273
Dollar Tree Inc.	4.000%	5/15/25	200	194
Dollar Tree Inc.	4.200%	5/15/28	300	279
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	343
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	106
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	79
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	86
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	88
	Flowers Foods Inc.	3.500%	10/1/26	75	70
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	80
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	411
	General Mills Inc.	3.650%	2/15/24	100	99
	General Mills Inc.	4.200%	4/17/28	225	215
	General Mills Inc.	2.875%	4/15/30	150	128
	General Mills Inc.	2.250%	10/14/31	250	196
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	227
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	250	218
[5]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	1,000	847
	Hershey Co.	2.625%	5/1/23	100	99
	Hershey Co.	2.050%	11/15/24	55	52
	Hershey Co.	3.200%	8/21/25	65	62
	Hershey Co.	2.300%	8/15/26	100	91
	Hershey Co.	2.450%	11/15/29	130	111
	Hershey Co.	3.125%	11/15/49	150	107
	Hormel Foods Corp.	1.800%	6/11/30	200	160
	Hormel Foods Corp.	3.050%	6/3/51	200	138
	Ingredion Inc.	3.200%	10/1/26	100	92
	Ingredion Inc.	2.900%	6/1/30	175	144
	J M Smucker Co.	3.500%	3/15/25	175	169
	J M Smucker Co.	3.375%	12/15/27	150	136
	J M Smucker Co.	2.375%	3/15/30	100	80
	J M Smucker Co.	2.125%	3/15/32	100	75
	J M Smucker Co.	4.250%	3/15/35	100	85
	J M Smucker Co.	4.375%	3/15/45	125	99
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	4.375%	2/2/52	400	265
	Kellogg Co.	2.650%	12/1/23	126	123
	Kellogg Co.	3.250%	4/1/26	125	118
	Kellogg Co.	3.400%	11/15/27	125	115
	Kellogg Co.	4.300%	5/15/28	100	95
	Kellogg Co.	7.450%	4/1/31	125	137
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	98
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	65
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	95
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	68
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	92
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	228
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	128
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	194
	Keurig Dr Pepper Inc.	4.050%	4/15/32	250	220
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	162
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	100
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	107
	Keurig Dr Pepper Inc.	4.500%	4/15/52	250	198
	Kimberly-Clark Corp.	3.050%	8/15/25	50	48
	Kimberly-Clark Corp.	2.750%	2/15/26	100	94
	Kimberly-Clark Corp.	1.050%	9/15/27	500	420
	Kimberly-Clark Corp.	3.950%	11/1/28	50	47
	Kimberly-Clark Corp.	3.200%	4/25/29	150	135
	Kimberly-Clark Corp.	3.100%	3/26/30	155	137
	Kimberly-Clark Corp.	2.000%	11/2/31	250	197

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimberly-Clark Corp.	6.625%	8/1/37	250	279
Kimberly-Clark Corp.	5.300%	3/1/41	25	24
Kimberly-Clark Corp.	3.200%	7/30/46	175	124
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	37
Kraft Heinz Foods Co.	3.000%	6/1/26	350	323
Kraft Heinz Foods Co.	3.750%	4/1/30	200	176
Kraft Heinz Foods Co.	4.250%	3/1/31	200	180
Kraft Heinz Foods Co.	6.875%	1/26/39	100	103
Kraft Heinz Foods Co.	6.500%	2/9/40	250	251
Kraft Heinz Foods Co.	5.200%	7/15/45	800	696
Kraft Heinz Foods Co.	4.375%	6/1/46	450	351
Kraft Heinz Foods Co.	4.875%	10/1/49	350	289
Kraft Heinz Foods Co.	5.500%	6/1/50	250	226
Kroger Co.	4.000%	2/1/24	100	99
Kroger Co.	3.500%	2/1/26	160	152
Kroger Co.	2.650%	10/15/26	140	127
Kroger Co.	3.700%	8/1/27	100	94
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	141
Kroger Co.	2.200%	5/1/30	100	79
Kroger Co.	1.700%	1/15/31	250	188
Kroger Co.	7.500%	4/1/31	100	112
Kroger Co.	5.400%	7/15/40	50	46
Kroger Co.	5.000%	4/15/42	125	110
Kroger Co.	5.150%	8/1/43	100	89
Kroger Co.	4.450%	2/1/47	250	205
Kroger Co.	4.650%	1/15/48	225	190
Kroger Co.	3.950%	1/15/50	175	134
McCormick & Co. Inc.	3.150%	8/15/24	150	145
McCormick & Co. Inc.	3.400%	8/15/27	150	138
McCormick & Co. Inc.	2.500%	4/15/30	250	204
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	346
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	104
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	134
Molson Coors Beverage Co.	3.000%	7/15/26	375	343
Molson Coors Beverage Co.	5.000%	5/1/42	200	169
Molson Coors Beverage Co.	4.200%	7/15/46	375	279
Mondelez International Inc.	1.500%	5/4/25	100	91
Mondelez International Inc.	2.625%	3/17/27	200	180
Mondelez International Inc.	2.750%	4/13/30	115	96
Mondelez International Inc.	1.875%	10/15/32	500	365
Mondelez International Inc.	2.625%	9/4/50	250	149
PepsiCo Inc.	3.600%	3/1/24	700	693
PepsiCo Inc.	2.250%	3/19/25	265	251
PepsiCo Inc.	2.750%	4/30/25	200	191
PepsiCo Inc.	3.500%	7/17/25	452	440
PepsiCo Inc.	2.375%	10/6/26	225	206
PepsiCo Inc.	2.625%	3/19/27	100	92
PepsiCo Inc.	3.000%	10/15/27	325	300
PepsiCo Inc.	2.625%	7/29/29	200	174
PepsiCo Inc.	2.750%	3/19/30	345	299
PepsiCo Inc.	1.625%	5/1/30	200	160
PepsiCo Inc.	1.400%	2/25/31	200	154
PepsiCo Inc.	3.500%	3/19/40	175	143
PepsiCo Inc.	2.625%	10/21/41	200	140
PepsiCo Inc.	3.600%	8/13/42	100	80
PepsiCo Inc.	4.450%	4/14/46	300	276
PepsiCo Inc.	3.450%	10/6/46	300	235

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	4.000%	5/2/47	100	85
PepsiCo Inc.	3.375%	7/29/49	240	184
PepsiCo Inc.	2.875%	10/15/49	325	230
PepsiCo Inc.	3.875%	3/19/60	150	122
Philip Morris International Inc.	3.600%	11/15/23	500	495
Philip Morris International Inc.	2.875%	5/1/24	220	213
Philip Morris International Inc.	3.250%	11/10/24	250	242
Philip Morris International Inc.	3.375%	8/11/25	150	144
Philip Morris International Inc.	2.750%	2/25/26	305	281
Philip Morris International Inc.	3.125%	3/2/28	100	88
Philip Morris International Inc.	3.375%	8/15/29	250	214
Philip Morris International Inc.	2.100%	5/1/30	150	114
Philip Morris International Inc.	1.750%	11/1/30	500	364
Philip Morris International Inc.	6.375%	5/16/38	200	190
Philip Morris International Inc.	4.375%	11/15/41	500	368
Philip Morris International Inc.	4.500%	3/20/42	125	93
Philip Morris International Inc.	3.875%	8/21/42	25	17
Procter & Gamble Co.	0.550%	10/29/25	300	267
Procter & Gamble Co.	2.800%	3/25/27	500	465
Procter & Gamble Co.	3.000%	3/25/30	500	448
Procter & Gamble Co.	1.200%	10/29/30	300	231
Procter & Gamble Co.	5.550%	3/5/37	150	158
Procter & Gamble Co.	3.550%	3/25/40	188	158
Procter & Gamble Co.	3.500%	10/25/47	169	136
Reynolds American Inc.	4.450%	6/12/25	525	508
Reynolds American Inc.	5.700%	8/15/35	175	148
Reynolds American Inc.	7.250%	6/15/37	100	94
Reynolds American Inc.	6.150%	9/15/43	75	62
Reynolds American Inc.	5.850%	8/15/45	450	353
Sysco Corp.	3.750%	10/1/25	75	72
Sysco Corp.	3.300%	7/15/26	250	234
Sysco Corp.	3.250%	7/15/27	175	159
Sysco Corp.	2.400%	2/15/30	100	81
Sysco Corp.	5.950%	4/1/30	166	168
Sysco Corp.	6.600%	4/1/40	175	185
Sysco Corp.	4.850%	10/1/45	50	42
Sysco Corp.	4.500%	4/1/46	200	163
Sysco Corp.	4.450%	3/15/48	100	79
Sysco Corp.	6.600%	4/1/50	250	262
Sysco Corp.	3.150%	12/14/51	250	158
Target Corp.	3.500%	7/1/24	325	320
Target Corp.	2.250%	4/15/25	200	189
Target Corp.	2.500%	4/15/26	175	162
Target Corp.	1.950%	1/15/27	100	90
Target Corp.	3.375%	4/15/29	200	184
Target Corp.	2.650%	9/15/30	250	211
Target Corp.	4.500%	9/15/32	200	191
Target Corp.	6.500%	10/15/37	103	111
Target Corp.	7.000%	1/15/38	125	143
Target Corp.	3.900%	11/15/47	300	242
Target Corp.	2.950%	1/15/52	200	134
Tyson Foods Inc.	3.950%	8/15/24	600	588
Tyson Foods Inc.	4.000%	3/1/26	100	96
Tyson Foods Inc.	3.550%	6/2/27	275	254
Tyson Foods Inc.	4.350%	3/1/29	280	264
Tyson Foods Inc.	4.875%	8/15/34	100	93
Tyson Foods Inc.	5.150%	8/15/44	200	179
Tyson Foods Inc.	5.100%	9/28/48	275	244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Unilever Capital Corp.	3.250%	3/7/24	250	245
Unilever Capital Corp.	2.600%	5/5/24	450	436
Unilever Capital Corp.	3.375%	3/22/25	100	97
Unilever Capital Corp.	3.100%	7/30/25	225	216
Unilever Capital Corp.	2.000%	7/28/26	125	113
Unilever Capital Corp.	1.375%	9/14/30	300	231
Unilever Capital Corp.	1.750%	8/12/31	500	385
Unilever Capital Corp.	5.900%	11/15/32	200	212
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	365
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	306
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	221
Walmart Inc.	3.300%	4/22/24	250	246
Walmart Inc.	2.850%	7/8/24	275	267
Walmart Inc.	2.650%	12/15/24	200	193
Walmart Inc.	3.550%	6/26/25	309	302
Walmart Inc.	3.900%	9/9/25	225	221
Walmart Inc.	3.050%	7/8/26	250	239
Walmart Inc.	1.050%	9/17/26	100	87
Walmart Inc.	3.700%	6/26/28	450	428
Walmart Inc.	3.250%	7/8/29	300	275
Walmart Inc.	2.375%	9/24/29	175	151
Walmart Inc.	1.800%	9/22/31	100	80
Walmart Inc.	4.150%	9/9/32	250	240
Walmart Inc.	5.250%	9/1/35	192	197
Walmart Inc.	6.200%	4/15/38	315	352
Walmart Inc.	3.950%	6/28/38	275	244
Walmart Inc.	5.000%	10/25/40	100	97
Walmart Inc.	4.000%	4/11/43	274	235
Walmart Inc.	3.625%	12/15/47	265	215
Walmart Inc.	4.050%	6/29/48	375	326
Walmart Inc.	2.650%	9/22/51	200	135
Walmart Inc.	4.500%	9/9/52	200	188
				70,356
Energy (1.9%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	154
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	200	192
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	176
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	180
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	212
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	205
Boardwalk Pipelines LP	4.950%	12/15/24	150	148
Boardwalk Pipelines LP	5.950%	6/1/26	200	202
Boardwalk Pipelines LP	4.450%	7/15/27	100	93
BP Capital Markets America Inc.	3.410%	2/11/26	100	95
BP Capital Markets America Inc.	3.119%	5/4/26	550	514
BP Capital Markets America Inc.	3.017%	1/16/27	400	366
BP Capital Markets America Inc.	4.234%	11/6/28	225	212
BP Capital Markets America Inc.	3.633%	4/6/30	350	315
BP Capital Markets America Inc.	2.721%	1/12/32	200	162
BP Capital Markets America Inc.	3.060%	6/17/41	300	215
BP Capital Markets America Inc.	3.000%	2/24/50	450	292
BP Capital Markets America Inc.	2.772%	11/10/50	300	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	2.939%	6/4/51	500	317
	BP Capital Markets America Inc.	3.001%	3/17/52	300	194
	BP Capital Markets America Inc.	3.379%	2/8/61	400	261
	BP Capital Markets plc	3.279%	9/19/27	200	184
	Burlington Resources LLC	7.400%	12/1/31	175	200
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	461
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	82
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	124
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	94
	Canadian Natural Resources Ltd.	6.500%	2/15/37	150	144
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	289
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	119
	Cenovus Energy Inc.	2.650%	1/15/32	100	77
	Cenovus Energy Inc.	5.250%	6/15/37	200	176
	Cenovus Energy Inc.	6.800%	9/15/37	50	50
	Cenovus Energy Inc.	6.750%	11/15/39	134	133
	Cenovus Energy Inc.	5.400%	6/15/47	200	172
	Cenovus Energy Inc.	3.750%	2/15/52	150	102
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	203
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	226
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	509
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	261
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	72
	Chevron Corp.	1.554%	5/11/25	300	278
	Chevron Corp.	2.236%	5/11/30	500	416
	Chevron USA Inc.	1.018%	8/12/27	500	418
	Chevron USA Inc.	3.850%	1/15/28	100	95
	Chevron USA Inc.	3.250%	10/15/29	200	179
	Chevron USA Inc.	5.250%	11/15/43	175	170
	Chevron USA Inc.	2.343%	8/12/50	200	122
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	329
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	134
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	195
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	195
	CNOOC Petroleum North America ULC	6.400%	5/15/37	300	306
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	294
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	93
	ConocoPhillips	4.300%	8/15/28	50	47
	ConocoPhillips	2.400%	2/15/31	300	240
	ConocoPhillips	5.900%	10/15/32	100	104
	ConocoPhillips	5.900%	5/15/38	450	459
	ConocoPhillips	6.500%	2/1/39	100	108
	ConocoPhillips	4.875%	10/1/47	100	90
	ConocoPhillips Co.	6.950%	4/15/29	262	287
[5]	ConocoPhillips Co.	3.758%	3/15/42	88	71
	ConocoPhillips Co.	4.300%	11/15/44	275	229
[5]	ConocoPhillips Co.	4.025%	3/15/62	300	228
	Continental Resources Inc.	4.375%	1/15/28	200	179
	Continental Resources Inc.	4.900%	6/1/44	50	36
[5]	Coterra Energy Inc.	3.900%	5/15/27	200	186
	DCP Midstream Operating LP	5.625%	7/15/27	75	72
	DCP Midstream Operating LP	3.250%	2/15/32	181	143
	Devon Energy Corp.	5.250%	9/15/24	200	200
	Devon Energy Corp.	5.850%	12/15/25	100	101
	Devon Energy Corp.	5.250%	10/15/27	100	99
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	119
	Devon Energy Corp.	7.875%	9/30/31	160	176

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Devon Energy Corp.	7.950%	4/15/32	163	181
Devon Energy Corp.	5.000%	6/15/45	150	125
Diamondback Energy Inc.	3.250%	12/1/26	100	92
Diamondback Energy Inc.	3.500%	12/1/29	200	173
Diamondback Energy Inc.	3.125%	3/24/31	200	162
Diamondback Energy Inc.	4.400%	3/24/51	200	151
Diamondback Energy Inc.	4.250%	3/15/52	200	147
Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	86
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	163
Enable Midstream Partners LP	3.900%	5/15/24	150	146
Enable Midstream Partners LP	4.400%	3/15/27	150	140
Enable Midstream Partners LP	4.950%	5/15/28	200	186
Enable Midstream Partners LP	4.150%	9/15/29	200	175
Enable Midstream Partners LP	5.000%	5/15/44	100	78
Enbridge Energy Partners LP	5.875%	10/15/25	150	152
Enbridge Energy Partners LP	7.500%	4/15/38	150	162
Enbridge Energy Partners LP	5.500%	9/15/40	125	114
Enbridge Energy Partners LP	7.375%	10/15/45	125	135
Enbridge Inc.	0.550%	10/4/23	200	191
Enbridge Inc.	2.500%	1/15/25	100	94
Enbridge Inc.	1.600%	10/4/26	200	173
Enbridge Inc.	3.700%	7/15/27	150	139
Enbridge Inc.	3.125%	11/15/29	200	171
Enbridge Inc.	2.500%	8/1/33	200	150
Enbridge Inc.	4.500%	6/10/44	100	80
Enbridge Inc.	4.000%	11/15/49	100	76
Enbridge Inc.	3.400%	8/1/51	400	269
Energy Transfer LP	4.050%	3/15/25	1,000	959
Energy Transfer LP	4.750%	1/15/26	500	483
Energy Transfer LP	5.500%	6/1/27	300	292
Energy Transfer LP	5.250%	4/15/29	425	401
Energy Transfer LP	3.750%	5/15/30	450	382
Energy Transfer LP	4.950%	1/15/43	175	135
Energy Transfer LP	5.300%	4/1/44	300	240
Energy Transfer LP	5.300%	4/15/47	200	160
Energy Transfer LP	5.400%	10/1/47	275	223
Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	99
Energy Transfer Operating LP	6.625%	10/15/36	150	142
Energy Transfer Operating LP	5.800%	6/15/38	150	132
Energy Transfer Operating LP	6.050%	6/1/41	100	90
Energy Transfer Operating LP	6.500%	2/1/42	275	256
Energy Transfer Operating LP	5.150%	3/15/45	150	119
Energy Transfer Operating LP	6.125%	12/15/45	200	175
Energy Transfer Operating LP	6.000%	6/15/48	300	260
Energy Transfer Operating LP	6.250%	4/15/49	320	286
Energy Transfer Operating LP	5.000%	5/15/50	500	391
Enterprise Products Operating LLC	3.900%	2/15/24	175	172
Enterprise Products Operating LLC	3.750%	2/15/25	150	145
Enterprise Products Operating LLC	3.700%	2/15/26	150	143
Enterprise Products Operating LLC	3.950%	2/15/27	100	95
Enterprise Products Operating LLC	3.125%	7/31/29	400	345
Enterprise Products Operating LLC	2.800%	1/31/30	300	251
Enterprise Products Operating LLC	6.875%	3/1/33	175	186
Enterprise Products Operating LLC	7.550%	4/15/38	150	164
Enterprise Products Operating LLC	6.125%	10/15/39	300	295
Enterprise Products Operating LLC	5.950%	2/1/41	175	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.450%	2/15/43	300	243
	Enterprise Products Operating LLC	4.850%	3/15/44	520	435
	Enterprise Products Operating LLC	4.900%	5/15/46	425	362
	Enterprise Products Operating LLC	4.250%	2/15/48	300	232
	Enterprise Products Operating LLC	4.200%	1/31/50	350	267
	Enterprise Products Operating LLC	3.200%	2/15/52	300	192
	Enterprise Products Operating LLC	3.300%	2/15/53	200	131
	Enterprise Products Operating LLC	3.950%	1/31/60	200	138
	Enterprise Products Operating LLC	5.250%	8/16/77	100	84
	Enterprise Products Operating LLC	5.375%	2/15/78	200	151
	EOG Resources Inc.	4.150%	1/15/26	150	146
	EOG Resources Inc.	4.375%	4/15/30	200	191
	EOG Resources Inc.	4.950%	4/15/50	200	187
	EQT Corp.	6.125%	2/1/25	100	100
[3]	EQT Corp.	5.678%	10/1/25	200	199
[5]	EQT Corp.	3.125%	5/15/26	150	137
	EQT Corp.	3.900%	10/1/27	100	91
[3]	EQT Corp.	5.700%	4/1/28	200	196
	EQT Corp.	5.000%	1/15/29	200	187
	EQT Corp.	7.000%	2/1/30	200	206
	Equinor ASA	2.650%	1/15/24	375	365
	Equinor ASA	3.700%	3/1/24	150	148
	Equinor ASA	3.250%	11/10/24	150	146
	Equinor ASA	1.750%	1/22/26	479	431
	Equinor ASA	7.250%	9/23/27	250	271
	Equinor ASA	3.625%	9/10/28	175	163
	Equinor ASA	2.375%	5/22/30	400	333
	Equinor ASA	5.100%	8/17/40	125	120
	Equinor ASA	4.250%	11/23/41	175	151
	Equinor ASA	3.950%	5/15/43	125	102
	Equinor ASA	4.800%	11/8/43	175	160
	Equinor ASA	3.250%	11/18/49	225	161
	Equinor ASA	3.700%	4/6/50	405	314
	Exxon Mobil Corp.	2.992%	3/19/25	950	913
	Exxon Mobil Corp.	3.043%	3/1/26	300	284
	Exxon Mobil Corp.	2.275%	8/16/26	600	548
	Exxon Mobil Corp.	2.440%	8/16/29	250	215
	Exxon Mobil Corp.	3.482%	3/19/30	375	341
	Exxon Mobil Corp.	2.610%	10/15/30	650	552
	Exxon Mobil Corp.	2.995%	8/16/39	300	224
	Exxon Mobil Corp.	4.227%	3/19/40	400	348
	Exxon Mobil Corp.	3.567%	3/6/45	235	178
	Exxon Mobil Corp.	4.114%	3/1/46	200	166
	Exxon Mobil Corp.	4.327%	3/19/50	825	703
	Exxon Mobil Corp.	3.452%	4/15/51	600	446
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	167
	Halliburton Co.	6.700%	9/15/38	345	347
	Halliburton Co.	4.500%	11/15/41	100	79
	Halliburton Co.	5.000%	11/15/45	500	416
	Helmerich & Payne Inc.	2.900%	9/29/31	100	78
	Hess Corp.	3.500%	7/15/24	100	97
	Hess Corp.	4.300%	4/1/27	250	235
	Hess Corp.	7.125%	3/15/33	100	105
	Hess Corp.	5.600%	2/15/41	450	394
[5]	HF Sinclair Corp.	5.875%	4/1/26	200	196
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	493
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	243
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	50
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	191
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	239
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	43
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	371
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	61
	Kinder Morgan Inc.	4.300%	6/1/25	300	293
	Kinder Morgan Inc.	1.750%	11/15/26	200	173
	Kinder Morgan Inc.	4.300%	3/1/28	500	469
	Kinder Morgan Inc.	7.800%	8/1/31	290	315
	Kinder Morgan Inc.	7.750%	1/15/32	265	287
	Kinder Morgan Inc.	5.300%	12/1/34	175	159
	Kinder Morgan Inc.	5.550%	6/1/45	200	175
	Kinder Morgan Inc.	5.050%	2/15/46	350	287
	Kinder Morgan Inc.	3.600%	2/15/51	200	132
	Magellan Midstream Partners LP	3.250%	6/1/30	200	170
	Magellan Midstream Partners LP	5.150%	10/15/43	125	105
	Magellan Midstream Partners LP	4.250%	9/15/46	200	150
	Magellan Midstream Partners LP	4.200%	10/3/47	150	111
	Magellan Midstream Partners LP	4.850%	2/1/49	100	81
	Marathon Oil Corp.	4.400%	7/15/27	200	187
	Marathon Oil Corp.	6.800%	3/15/32	400	400
	Marathon Oil Corp.	5.200%	6/1/45	100	84
	Marathon Petroleum Corp.	4.700%	5/1/25	300	295
	Marathon Petroleum Corp.	5.125%	12/15/26	200	197
	Marathon Petroleum Corp.	6.500%	3/1/41	300	297
	Marathon Petroleum Corp.	4.500%	4/1/48	360	274
	MPLX LP	4.875%	12/1/24	400	396
	MPLX LP	4.875%	6/1/25	283	278
	MPLX LP	4.125%	3/1/27	300	280
	MPLX LP	4.250%	12/1/27	400	372
	MPLX LP	4.000%	3/15/28	400	365
	MPLX LP	2.650%	8/15/30	500	393
	MPLX LP	4.950%	9/1/32	149	135
	MPLX LP	4.500%	4/15/38	400	321
	MPLX LP	5.500%	2/15/49	455	388
	Newfield Exploration Co.	5.375%	1/1/26	100	99
	NOV Inc.	3.600%	12/1/29	200	169
	NOV Inc.	3.950%	12/1/42	125	83
	ONEOK Inc.	2.750%	9/1/24	100	95
	ONEOK Inc.	2.200%	9/15/25	425	385
	ONEOK Inc.	4.550%	7/15/28	200	183
	ONEOK Inc.	4.350%	3/15/29	100	89
	ONEOK Inc.	3.400%	9/1/29	245	206
	ONEOK Inc.	3.100%	3/15/30	200	163
	ONEOK Inc.	4.950%	7/13/47	200	154
	ONEOK Inc.	4.450%	9/1/49	150	107
	ONEOK Inc.	4.500%	3/15/50	100	72
	ONEOK Inc.	7.150%	1/15/51	250	238
	ONEOK Partners LP	6.650%	10/1/36	300	285
	ONEOK Partners LP	6.125%	2/1/41	150	133
	Ovintiv Inc.	7.375%	11/1/31	50	52
	Ovintiv Inc.	6.500%	8/15/34	150	146
	Ovintiv Inc.	6.625%	8/15/37	200	200
	Ovintiv Inc.	6.500%	2/1/38	100	97
[2]	Petroleos Mexicanos	2.378%	4/15/25	15	15
	Phillips 66	3.850%	4/9/25	300	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	2.150%	12/15/30	400	309
	Phillips 66	4.650%	11/15/34	300	268
	Phillips 66	4.875%	11/15/44	500	432
	Phillips 66	3.300%	3/15/52	200	131
[5]	Phillips 66 Co.	2.450%	12/15/24	50	47
[5]	Phillips 66 Co.	3.605%	2/15/25	250	240
[5]	Phillips 66 Co.	3.750%	3/1/28	50	45
[5]	Phillips 66 Co.	3.150%	12/15/29	100	84
[5]	Phillips 66 Co.	4.680%	2/15/45	245	203
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	230
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	154
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	577
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	95
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	229
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	168
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	94
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	143
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	401
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	399
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	450
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	240
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	274
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	273
	Schlumberger Investment SA	3.650%	12/1/23	325	320
	Schlumberger Investment SA	2.650%	6/26/30	300	250
	Shell International Finance BV	3.250%	5/11/25	200	192
	Shell International Finance BV	2.875%	5/10/26	500	466
	Shell International Finance BV	2.500%	9/12/26	900	822
	Shell International Finance BV	3.875%	11/13/28	100	94
	Shell International Finance BV	2.375%	11/7/29	550	462
	Shell International Finance BV	2.750%	4/6/30	200	171
	Shell International Finance BV	4.125%	5/11/35	300	264
	Shell International Finance BV	6.375%	12/15/38	475	504
	Shell International Finance BV	5.500%	3/25/40	175	173
	Shell International Finance BV	2.875%	11/26/41	200	140
	Shell International Finance BV	4.550%	8/12/43	300	260
	Shell International Finance BV	4.375%	5/11/45	430	362
	Shell International Finance BV	4.000%	5/10/46	700	558
	Shell International Finance BV	3.125%	11/7/49	500	344
	Shell International Finance BV	3.000%	11/26/51	200	133
	Spectra Energy Partners LP	4.750%	3/15/24	500	497
	Spectra Energy Partners LP	3.500%	3/15/25	138	132
	Spectra Energy Partners LP	3.375%	10/15/26	205	189
	Spectra Energy Partners LP	4.500%	3/15/45	325	258
	Suncor Energy Inc.	5.950%	12/1/34	125	119
	Suncor Energy Inc.	6.800%	5/15/38	225	228
	Suncor Energy Inc.	6.500%	6/15/38	400	395
	Suncor Energy Inc.	4.000%	11/15/47	200	150
	Suncor Energy Inc.	3.750%	3/4/51	200	140
	Targa Resources Corp.	4.200%	2/1/33	200	167
	Targa Resources Corp.	4.950%	4/15/52	200	155
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	99

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	93
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	99
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	180
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	172
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	165
TC PipeLines LP	3.900%	5/25/27	50	47
Total Capital International SA	3.461%	7/12/49	200	147
Total Capital International SA	3.127%	5/29/50	200	138
Total Capital International SA	3.386%	6/29/60	200	134
TotalEnergies Capital International SA	3.700%	1/15/24	525	518
TotalEnergies Capital International SA	2.434%	1/10/25	175	166
TotalEnergies Capital International SA	3.455%	2/19/29	325	297
TotalEnergies Capital International SA	2.829%	1/10/30	300	259
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	184
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	232
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	358
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	154
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	349
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	143
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	290
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	261
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	193
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	258
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	92
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	169
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	82
Valero Energy Corp.	4.350%	6/1/28	137	131
Valero Energy Corp.	7.500%	4/15/32	400	434
Valero Energy Corp.	6.625%	6/15/37	300	300
Valero Energy Corp.	4.900%	3/15/45	150	126
Valero Energy Corp.	3.650%	12/1/51	200	136
Valero Energy Partners LP	4.500%	3/15/28	75	71
Williams Companies Inc.	4.650%	8/15/32	200	182
Williams Companies Inc.	5.300%	8/15/52	200	175
Williams Cos. Inc.	4.550%	6/24/24	400	396
Williams Cos. Inc.	3.900%	1/15/25	681	660
Williams Cos. Inc.	3.750%	6/15/27	300	276
Williams Cos. Inc.	3.500%	11/15/30	300	255
Williams Cos. Inc.	2.600%	3/15/31	200	157
Williams Cos. Inc.	6.300%	4/15/40	100	97
Williams Cos. Inc.	5.800%	11/15/43	100	92
Williams Cos. Inc.	5.400%	3/4/44	400	349
Williams Cos. Inc.	5.750%	6/24/44	100	90
Williams Cos. Inc.	5.100%	9/15/45	200	169
Williams Cos. Inc.	4.850%	3/1/48	150	124
Williams Cos. Inc.	3.500%	10/15/51	200	133
				75,473
Financials (7.7%)
ACE Capital Trust II	9.700%	4/1/30	50	63
Aegon NV	5.500%	4/11/48	200	173
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	350	333

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	457
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	250
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	118
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	634
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	262
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	451
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	260
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	605
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	566
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	362
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	200
Affiliated Managers Group Inc.	4.250%	2/15/24	100	99
Affiliated Managers Group Inc.	3.500%	8/1/25	125	120
Affiliated Managers Group Inc.	3.300%	6/15/30	300	248
Aflac Inc.	3.250%	3/17/25	125	125
Aflac Inc.	2.875%	10/15/26	75	70
Aflac Inc.	3.600%	4/1/30	225	203
Aflac Inc.	4.000%	10/15/46	50	39
Aflac Inc.	4.750%	1/15/49	235	207
Air Lease Corp.	4.250%	2/1/24	200	196
Air Lease Corp.	4.250%	9/15/24	75	73
Air Lease Corp.	2.300%	2/1/25	200	183
Air Lease Corp.	3.250%	3/1/25	150	141
Air Lease Corp.	3.375%	7/1/25	250	234
Air Lease Corp.	2.200%	1/15/27	200	169
Air Lease Corp.	3.625%	4/1/27	75	66
Air Lease Corp.	3.625%	12/1/27	200	173
Air Lease Corp.	2.100%	9/1/28	500	390
Air Lease Corp.	4.625%	10/1/28	100	90
Air Lease Corp.	3.250%	10/1/29	100	81
Air Lease Corp.	3.000%	2/1/30	225	178
Air Lease Corp.	3.125%	12/1/30	750	592
Air Lease Corp.	2.875%	1/15/32	200	151
Aircastle Ltd.	4.125%	5/1/24	400	385
Aircastle Ltd.	4.250%	6/15/26	100	90
Alleghany Corp.	3.625%	5/15/30	100	89
Alleghany Corp.	4.900%	9/15/44	100	89
Alleghany Corp.	3.250%	8/15/51	250	169
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	71
Allstate Corp.	1.450%	12/15/30	500	378
Allstate Corp.	5.550%	5/9/35	75	76
Allstate Corp.	4.500%	6/15/43	125	108
Allstate Corp.	4.200%	12/15/46	200	166
Allstate Corp.	3.850%	8/10/49	100	78
Allstate Corp.	6.500%	5/15/67	100	98
Ally Financial Inc.	1.450%	10/2/23	1,000	965
Ally Financial Inc.	3.875%	5/21/24	150	146
Ally Financial Inc.	5.125%	9/30/24	135	134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ally Financial Inc.	2.200%	11/2/28	450	348
Ally Financial Inc.	8.000%	11/1/31	400	423
American Express Co.	0.750%	11/3/23	525	504
American Express Co.	3.400%	2/22/24	225	221
American Express Co.	3.000%	10/30/24	200	193
American Express Co.	3.625%	12/5/24	241	234
American Express Co.	2.250%	3/4/25	200	188
American Express Co.	4.200%	11/6/25	150	146
American Express Co.	3.125%	5/20/26	250	233
American Express Co.	1.650%	11/4/26	525	458
American Express Co.	2.550%	3/4/27	200	179
American Express Co.	3.300%	5/3/27	350	323
American Express Co.	4.050%	12/3/42	67	55
American Financial Group Inc.	5.250%	4/2/30	150	144
American Financial Group Inc.	4.500%	6/15/47	110	87
American International Group Inc.	4.125%	2/15/24	42	42
American International Group Inc.	3.750%	7/10/25	51	51
American International Group Inc.	3.900%	4/1/26	900	861
American International Group Inc.	4.200%	4/1/28	120	112
American International Group Inc.	4.250%	3/15/29	30	28
American International Group Inc.	3.400%	6/30/30	120	105
American International Group Inc.	3.875%	1/15/35	100	84
American International Group Inc.	4.700%	7/10/35	45	41
American International Group Inc.	6.250%	5/1/36	475	495
American International Group Inc.	4.500%	7/16/44	350	287
American International Group Inc.	4.750%	4/1/48	200	172
American International Group Inc.	5.750%	4/1/48	125	116
Ameriprise Financial Inc.	4.000%	10/15/23	250	248
Ameriprise Financial Inc.	3.700%	10/15/24	187	183
Ameriprise Financial Inc.	3.000%	4/2/25	20	19
Ameriprise Financial Inc.	2.875%	9/15/26	100	92
Aon Corp.	8.205%	1/1/27	25	26
Aon Corp.	4.500%	12/15/28	100	94
Aon Corp.	3.750%	5/2/29	90	81
Aon Corp.	2.800%	5/15/30	405	336
Aon Corp.	6.250%	9/30/40	100	102
Aon plc	3.500%	6/14/24	250	244
Aon plc	3.875%	12/15/25	125	120
Aon plc	4.600%	6/14/44	175	147
Aon plc	4.750%	5/15/45	100	85
Arch Capital Finance LLC	4.011%	12/15/26	100	96
Arch Capital Finance LLC	5.031%	12/15/46	100	87
Arch Capital Group Ltd.	7.350%	5/1/34	50	55
Arch Capital Group Ltd.	3.635%	6/30/50	200	135
Arch Capital Group US Inc.	5.144%	11/1/43	50	44
Ares Capital Corp.	4.200%	6/10/24	200	193
Ares Capital Corp.	4.250%	3/1/25	105	99
Ares Capital Corp.	3.250%	7/15/25	115	105
Ares Capital Corp.	2.150%	7/15/26	500	419
Ares Capital Corp.	2.875%	6/15/27	224	187
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	173
Assurant Inc.	4.200%	9/27/23	74	74
Assurant Inc.	4.900%	3/27/28	100	95
Assurant Inc.	6.750%	2/15/34	9	9
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	49
Athene Holding Ltd.	4.125%	1/12/28	200	180
Athene Holding Ltd.	6.150%	4/3/30	210	202
Athene Holding Ltd.	3.500%	1/15/31	500	400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Athene Holding Ltd.	3.950%	5/25/51	200	133
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	241
AXA SA	8.600%	12/15/30	112	131
AXIS Specialty Finance LLC	3.900%	7/15/29	50	44
AXIS Specialty Finance LLC	4.900%	1/15/40	50	41
AXIS Specialty Finance plc	4.000%	12/6/27	550	509
Banco Santander SA	5.147%	8/18/25	200	195
Banco Santander SA	5.179%	11/19/25	250	242
Banco Santander SA	1.849%	3/25/26	1,000	866
Banco Santander SA	4.250%	4/11/27	600	553
Banco Santander SA	5.294%	8/18/27	200	189
Banco Santander SA	3.800%	2/23/28	200	174
Banco Santander SA	4.379%	4/12/28	200	179
Banco Santander SA	2.958%	3/25/31	600	456
Bank of America Corp.	4.200%	8/26/24	650	640
Bank of America Corp.	0.810%	10/24/24	500	475
Bank of America Corp.	4.000%	1/22/25	755	731
Bank of America Corp.	1.843%	2/4/25	675	642
Bank of America Corp.	3.950%	4/21/25	500	482
Bank of America Corp.	0.976%	4/22/25	500	465
Bank of America Corp.	3.093%	10/1/25	350	332
Bank of America Corp.	2.456%	10/22/25	300	281
Bank of America Corp.	1.530%	12/6/25	1,225	1,121
Bank of America Corp.	3.366%	1/23/26	300	284
Bank of America Corp.	2.015%	2/13/26	1,000	917
Bank of America Corp.	4.450%	3/3/26	475	458
Bank of America Corp.	3.384%	4/2/26	582	550
Bank of America Corp.	3.500%	4/19/26	320	301
Bank of America Corp.	1.319%	6/19/26	500	443
Bank of America Corp.	6.220%	9/15/26	1,154	1,174
Bank of America Corp.	4.250%	10/22/26	725	690
Bank of America Corp.	1.197%	10/24/26	500	437
Bank of America Corp.	3.559%	4/23/27	750	692
Bank of America Corp.	1.734%	7/22/27	500	429
Bank of America Corp.	3.248%	10/21/27	750	673
Bank of America Corp.	4.183%	11/25/27	560	519
Bank of America Corp.	3.824%	1/20/28	1,248	1,149
Bank of America Corp.	2.551%	2/4/28	675	588
Bank of America Corp.	3.705%	4/24/28	350	319
Bank of America Corp.	3.593%	7/21/28	800	722
Bank of America Corp.	3.419%	12/20/28	1,334	1,183
Bank of America Corp.	3.970%	3/5/29	225	203
Bank of America Corp.	2.087%	6/14/29	1,500	1,218
Bank of America Corp.	4.271%	7/23/29	575	525
Bank of America Corp.	3.974%	2/7/30	150	134
Bank of America Corp.	3.194%	7/23/30	1,125	948
Bank of America Corp.	2.884%	10/22/30	300	246
Bank of America Corp.	2.496%	2/13/31	750	592
Bank of America Corp.	2.592%	4/29/31	2,000	1,589
Bank of America Corp.	2.687%	4/22/32	500	390
Bank of America Corp.	2.572%	10/20/32	1,500	1,148
Bank of America Corp.	2.972%	2/4/33	925	725
Bank of America Corp.	5.015%	7/22/33	500	465
Bank of America Corp.	6.110%	1/29/37	335	324
Bank of America Corp.	3.846%	3/8/37	570	461
Bank of America Corp.	4.244%	4/24/38	300	247
Bank of America Corp.	7.750%	5/14/38	240	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	4.078%	4/23/40	550	436
Bank of America Corp.	2.676%	6/19/41	1,000	645
Bank of America Corp.	5.875%	2/7/42	300	291
Bank of America Corp.	3.311%	4/22/42	670	473
Bank of America Corp.	5.000%	1/21/44	615	532
Bank of America Corp.	4.875%	4/1/44	300	257
Bank of America Corp.	4.750%	4/21/45	100	82
Bank of America Corp.	4.443%	1/20/48	100	81
Bank of America Corp.	4.330%	3/15/50	250	197
Bank of America Corp.	4.083%	3/20/51	1,500	1,123
Bank of America Corp.	2.831%	10/24/51	500	297
Bank of America Corp.	3.483%	3/13/52	500	333
Bank of America Corp.	2.972%	7/21/52	400	245
Bank of America NA	6.000%	10/15/36	250	246
Bank of Montreal	0.450%	12/8/23	500	475
Bank of Montreal	3.300%	2/5/24	300	294
Bank of Montreal	2.150%	3/8/24	200	192
Bank of Montreal	2.500%	6/28/24	200	192
Bank of Montreal	0.625%	7/9/24	200	185
Bank of Montreal	1.500%	1/10/25	200	184
Bank of Montreal	1.850%	5/1/25	457	421
Bank of Montreal	3.700%	6/7/25	200	192
Bank of Montreal	2.650%	3/8/27	200	179
Bank of Montreal	4.338%	10/5/28	100	99
Bank of Montreal	3.803%	12/15/32	500	436
Bank of New York Mellon Corp.	3.250%	9/11/24	150	146
Bank of New York Mellon Corp.	2.100%	10/24/24	225	213
Bank of New York Mellon Corp.	3.000%	2/24/25	547	526
Bank of New York Mellon Corp.	2.800%	5/4/26	576	540
Bank of New York Mellon Corp.	2.450%	8/17/26	408	374
Bank of New York Mellon Corp.	2.050%	1/26/27	120	107
Bank of New York Mellon Corp.	3.250%	5/16/27	150	140
Bank of New York Mellon Corp.	3.442%	2/7/28	150	138
Bank of New York Mellon Corp.	3.000%	10/30/28	200	174
Bank of New York Mellon Corp.	3.300%	8/23/29	100	88
Bank of New York Mellon Corp.	2.500%	1/26/32	80	64
Bank of Nova Scotia	3.400%	2/11/24	200	196
Bank of Nova Scotia	1.450%	1/10/25	200	184
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,752
Bank of Nova Scotia	3.450%	4/11/25	200	192
Bank of Nova Scotia	4.500%	12/16/25	300	290
Bank of Nova Scotia	2.700%	8/3/26	100	91
Bank of Nova Scotia	1.300%	9/15/26	500	429
Bank of Nova Scotia	1.950%	2/2/27	200	174
Bank of Nova Scotia	2.450%	2/2/32	200	152
Bank of Nova Scotia	4.588%	5/4/37	200	168
Barclays plc	4.338%	5/16/24	1,000	989
Barclays plc	3.650%	3/16/25	350	332
Barclays plc	3.932%	5/7/25	200	192
Barclays plc	4.375%	1/12/26	300	283
Barclays plc	2.852%	5/7/26	300	273
Barclays plc	5.200%	5/12/26	610	578
Barclays plc	5.304%	8/9/26	500	481
Barclays plc	4.337%	1/10/28	200	179
Barclays plc	4.836%	5/9/28	400	354
Barclays plc	5.501%	8/9/28	325	305
Barclays plc	4.972%	5/16/29	500	451
Barclays plc	5.088%	6/20/30	345	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.645%	6/24/31	400	298
	Barclays plc	5.746%	8/9/33	325	296
	Barclays plc	5.250%	8/17/45	250	201
	Barclays plc	4.950%	1/10/47	200	155
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	145
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	172
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	621
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	151
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	467
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	410
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	689
	BGC Partners Inc.	3.750%	10/1/24	105	101
	BlackRock Inc.	3.200%	3/15/27	100	94
	BlackRock Inc.	3.250%	4/30/29	90	81
	BlackRock Inc.	2.400%	4/30/30	380	314
	BlackRock Inc.	2.100%	2/25/32	600	460
	Blackstone Private Credit Fund	2.625%	12/15/26	300	247
	Blackstone Private Credit Fund	3.250%	3/15/27	200	166
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	432
[5]	BNP Paribas SA	3.052%	1/13/31	50	40
	BPCE SA	4.000%	4/15/24	325	319
	BPCE SA	3.375%	12/2/26	250	231
	Brighthouse Financial Inc.	4.700%	6/22/47	173	123
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	153
	Brookfield Finance Inc.	4.000%	4/1/24	175	172
	Brookfield Finance Inc.	4.250%	6/2/26	50	48
	Brookfield Finance Inc.	3.900%	1/25/28	125	113
	Brookfield Finance Inc.	4.850%	3/29/29	150	140
	Brookfield Finance Inc.	4.350%	4/15/30	205	182
	Brookfield Finance Inc.	4.700%	9/20/47	185	146
	Brookfield Finance LLC	3.450%	4/15/50	125	78
	Brown & Brown Inc.	4.200%	9/15/24	75	74
	Brown & Brown Inc.	4.500%	3/15/29	75	70
	Brown & Brown Inc.	2.375%	3/15/31	500	374
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	475
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	195
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	112
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	191
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	238
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	184
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	169
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.900%	1/29/24	250	246
	Capital One Financial Corp.	3.750%	4/24/24	450	440
	Capital One Financial Corp.	3.300%	10/30/24	1,013	976
	Capital One Financial Corp.	4.200%	10/29/25	175	168
	Capital One Financial Corp.	2.636%	3/3/26	243	226
	Capital One Financial Corp.	3.750%	7/28/26	500	463
	Capital One Financial Corp.	3.750%	3/9/27	100	92
	Capital One Financial Corp.	3.650%	5/11/27	800	734
	Capital One Financial Corp.	3.800%	1/31/28	300	271
	Capital One Financial Corp.	3.273%	3/1/30	230	193
	Cboe Global Markets Inc.	3.650%	1/12/27	110	104
	Charles Schwab Corp.	3.550%	2/1/24	400	394
	Charles Schwab Corp.	3.625%	4/1/25	384	372
	Charles Schwab Corp.	3.850%	5/21/25	25	24
	Charles Schwab Corp.	0.900%	3/11/26	300	261
	Charles Schwab Corp.	1.150%	5/13/26	500	437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.200%	3/2/27	250	233
	Charles Schwab Corp.	2.450%	3/3/27	245	220
	Charles Schwab Corp.	3.300%	4/1/27	125	117
	Charles Schwab Corp.	3.200%	1/25/28	100	92
	Charles Schwab Corp.	4.000%	2/1/29	125	118
	Charles Schwab Corp.	3.250%	5/22/29	100	90
	Charles Schwab Corp.	2.750%	10/1/29	50	43
	Charles Schwab Corp.	4.625%	3/22/30	50	48
	Charles Schwab Corp.	2.300%	5/13/31	500	399
	Chubb Corp.	6.000%	5/11/37	125	130
	Chubb Corp.	6.500%	5/15/38	95	103
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	98
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	240
	Chubb INA Holdings Inc.	3.350%	5/3/26	355	335
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	219
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	85
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	296
	Chubb INA Holdings Inc.	2.850%	12/15/51	100	65
	Chubb INA Holdings Inc.	3.050%	12/15/61	200	127
	CI Financial Corp.	4.100%	6/15/51	350	208
	Cincinnati Financial Corp.	6.920%	5/15/28	100	106
	Cincinnati Financial Corp.	6.125%	11/1/34	75	77
	Citigroup Inc.	3.500%	5/15/23	675	670
	Citigroup Inc.	3.875%	10/25/23	738	729
	Citigroup Inc.	4.000%	8/5/24	125	122
	Citigroup Inc.	0.776%	10/30/24	500	475
	Citigroup Inc.	3.875%	3/26/25	350	336
	Citigroup Inc.	3.352%	4/24/25	1,575	1,520
	Citigroup Inc.	0.981%	5/1/25	225	209
	Citigroup Inc.	4.140%	5/24/25	275	269
	Citigroup Inc.	4.400%	6/10/25	1,716	1,669
	Citigroup Inc.	5.500%	9/13/25	75	75
	Citigroup Inc.	1.281%	11/3/25	300	274
	Citigroup Inc.	3.700%	1/12/26	275	260
	Citigroup Inc.	2.014%	1/25/26	300	276
	Citigroup Inc.	4.600%	3/9/26	275	266
[4]	Citigroup Inc.	5.610%	9/29/26	200	199
	Citigroup Inc.	3.200%	10/21/26	1,025	939
	Citigroup Inc.	4.300%	11/20/26	75	71
	Citigroup Inc.	4.450%	9/29/27	1,230	1,141
	Citigroup Inc.	3.887%	1/10/28	475	438
	Citigroup Inc.	4.658%	5/24/28	350	333
	Citigroup Inc.	3.668%	7/24/28	900	813
	Citigroup Inc.	4.125%	7/25/28	100	90
	Citigroup Inc.	3.520%	10/27/28	580	519
	Citigroup Inc.	3.980%	3/20/30	475	422
	Citigroup Inc.	2.976%	11/5/30	300	247
	Citigroup Inc.	2.666%	1/29/31	500	399
	Citigroup Inc.	4.412%	3/31/31	750	674
	Citigroup Inc.	2.572%	6/3/31	500	394
	Citigroup Inc.	6.625%	6/15/32	100	101
	Citigroup Inc.	2.520%	11/3/32	475	360
	Citigroup Inc.	3.057%	1/25/33	230	181
	Citigroup Inc.	3.785%	3/17/33	600	503
	Citigroup Inc.	4.910%	5/24/33	220	202
	Citigroup Inc.	6.125%	8/25/36	75	73
	Citigroup Inc.	3.878%	1/24/39	225	182
	Citigroup Inc.	8.125%	7/15/39	562	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.316%	3/26/41	1,000	903
	Citigroup Inc.	5.875%	1/30/42	100	95
	Citigroup Inc.	5.300%	5/6/44	375	325
	Citigroup Inc.	4.650%	7/30/45	200	160
	Citigroup Inc.	4.750%	5/18/46	375	297
	Citigroup Inc.	4.650%	7/23/48	450	365
	Citizens Financial Group Inc.	2.850%	7/27/26	175	160
	Citizens Financial Group Inc.	2.500%	2/6/30	200	157
	Citizens Financial Group Inc.	4.300%	2/11/31	357	340
	Citizens Financial Group Inc.	2.638%	9/30/32	125	91
	CME Group Inc.	2.650%	3/15/32	500	411
	CME Group Inc.	5.300%	9/15/43	200	198
	CNA Financial Corp.	3.950%	5/15/24	150	147
	CNA Financial Corp.	4.500%	3/1/26	125	122
	CNA Financial Corp.	3.450%	8/15/27	100	91
	CNA Financial Corp.	3.900%	5/1/29	100	90
	CNO Financial Group Inc.	5.250%	5/30/25	250	247
	Comerica Bank	4.000%	7/27/25	50	48
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	174
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	236
	Cooperatieve Rabobank UA	3.875%	8/22/24	250	245
	Cooperatieve Rabobank UA	1.375%	1/10/25	250	231
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	640
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	574
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	439
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	100
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	228
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	297
[5]	Corebridge Financial Inc.	3.500%	4/4/25	500	475
[5]	Corebridge Financial Inc.	3.850%	4/5/29	185	163
[5]	Corebridge Financial Inc.	3.900%	4/5/32	500	422
[5]	Corebridge Financial Inc.	4.350%	4/5/42	100	78
[5]	Corebridge Financial Inc.	4.400%	4/5/52	215	164
	Credit Suisse AG	4.750%	8/9/24	550	536
	Credit Suisse AG	3.625%	9/9/24	575	548
	Credit Suisse AG	3.700%	2/21/25	250	235
	Credit Suisse AG	1.250%	8/7/26	250	206
	Credit Suisse AG	5.000%	7/9/27	550	507
	Credit Suisse Group AG	3.750%	3/26/25	250	233
	Credit Suisse Group AG	4.550%	4/17/26	456	420
	Credit Suisse Group AG	4.875%	5/15/45	875	623
	Deutsche Bank AG	0.962%	11/8/23	200	190
	Deutsche Bank AG	3.700%	5/30/24	548	529
	Deutsche Bank AG	4.100%	1/13/26	100	95
	Deutsche Bank AG	1.686%	3/19/26	500	436
	Deutsche Bank AG	6.119%	7/14/26	1,150	1,117
	Deutsche Bank AG	2.311%	11/16/27	250	203
	Discover Bank	2.450%	9/12/24	150	142
	Discover Bank	3.450%	7/27/26	309	281
	Discover Bank	4.650%	9/13/28	250	227
	Discover Bank	2.700%	2/6/30	100	78
	Discover Financial Services	3.950%	11/6/24	450	438
	Discover Financial Services	3.750%	3/4/25	183	175
	Discover Financial Services	4.500%	1/30/26	428	406
	Discover Financial Services	4.100%	2/9/27	250	229
	Eaton Vance Corp.	3.500%	4/6/27	100	93
	Enstar Group Ltd.	4.950%	6/1/29	395	354
	Equitable Holdings Inc.	7.000%	4/1/28	75	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equitable Holdings Inc.	4.350%	4/20/28	279	262
	Equitable Holdings Inc.	5.000%	4/20/48	350	293
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	84
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	311
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	47
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	90
[5]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	185
	Fidelity National Financial Inc.	3.400%	6/15/30	100	82
	Fidelity National Financial Inc.	2.450%	3/15/31	500	373
	Fifth Third Bancorp	4.300%	1/16/24	275	272
	Fifth Third Bancorp	3.650%	1/25/24	150	147
	Fifth Third Bancorp	2.375%	1/28/25	349	326
	Fifth Third Bancorp	2.550%	5/5/27	100	89
	Fifth Third Bancorp	1.707%	11/1/27	200	173
	Fifth Third Bancorp	3.950%	3/14/28	75	70
	Fifth Third Bancorp	4.772%	7/28/30	125	116
	Fifth Third Bancorp	8.250%	3/1/38	200	238
	Fifth Third Bank NA	3.950%	7/28/25	200	195
	Fifth Third Bank NA	3.850%	3/15/26	200	189
	Fifth Third Bank NA	2.250%	2/1/27	250	223
	First American Financial Corp.	4.600%	11/15/24	100	98
	First American Financial Corp.	2.400%	8/15/31	200	143
	First Republic Bank	4.375%	8/1/46	75	58
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	74
	Franklin Resources Inc.	2.950%	8/12/51	200	126
	FS KKR Capital Corp.	4.625%	7/15/24	25	24
	FS KKR Capital Corp.	4.125%	2/1/25	100	94
	FS KKR Capital Corp.	3.400%	1/15/26	500	441
	GATX Corp.	3.250%	3/30/25	125	119
	GATX Corp.	3.250%	9/15/26	50	46
	GATX Corp.	3.850%	3/30/27	175	160
	GATX Corp.	3.500%	3/15/28	100	88
	GATX Corp.	4.550%	11/7/28	150	139
	GATX Corp.	4.700%	4/1/29	75	70
	GATX Corp.	4.500%	3/30/45	50	38
	GATX Corp.	3.100%	6/1/51	200	116
	Globe Life Inc.	4.550%	9/15/28	80	77
	Goldman Sachs Capital I	6.345%	2/15/34	225	221
	Goldman Sachs Group Inc.	1.217%	12/6/23	550	528
	Goldman Sachs Group Inc.	3.625%	2/20/24	300	295
	Goldman Sachs Group Inc.	4.000%	3/3/24	475	468
	Goldman Sachs Group Inc.	3.000%	3/15/24	446	433
	Goldman Sachs Group Inc.	3.850%	7/8/24	586	574
	Goldman Sachs Group Inc.	0.925%	10/21/24	800	759
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,280
	Goldman Sachs Group Inc.	1.757%	1/24/25	300	285
	Goldman Sachs Group Inc.	3.500%	4/1/25	50	48
	Goldman Sachs Group Inc.	3.750%	5/22/25	825	792
	Goldman Sachs Group Inc.	3.272%	9/29/25	550	524
	Goldman Sachs Group Inc.	4.250%	10/21/25	200	193
	Goldman Sachs Group Inc.	3.750%	2/25/26	200	190
	Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,154
	Goldman Sachs Group Inc.	1.093%	12/9/26	500	432
	Goldman Sachs Group Inc.	5.950%	1/15/27	400	405
	Goldman Sachs Group Inc.	3.850%	1/26/27	350	326
	Goldman Sachs Group Inc.	1.542%	9/10/27	200	169
	Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,154
	Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	876

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Goldman Sachs Group Inc.	3.615%	3/15/28	495	450
Goldman Sachs Group Inc.	3.691%	6/5/28	625	566
Goldman Sachs Group Inc.	4.482%	8/23/28	475	446
Goldman Sachs Group Inc.	3.814%	4/23/29	450	400
Goldman Sachs Group Inc.	4.223%	5/1/29	475	433
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,084
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,147
Goldman Sachs Group Inc.	2.650%	10/21/32	800	613
Goldman Sachs Group Inc.	3.102%	2/24/33	300	238
Goldman Sachs Group Inc.	6.450%	5/1/36	50	49
Goldman Sachs Group Inc.	6.750%	10/1/37	975	974
Goldman Sachs Group Inc.	4.017%	10/31/38	405	321
Goldman Sachs Group Inc.	4.411%	4/23/39	500	416
Goldman Sachs Group Inc.	6.250%	2/1/41	675	670
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	696
Goldman Sachs Group Inc.	3.436%	2/24/43	300	208
Goldman Sachs Group Inc.	4.800%	7/8/44	360	299
Goldman Sachs Group Inc.	5.150%	5/22/45	475	396
Goldman Sachs Group Inc.	4.750%	10/21/45	150	125
Hanover Insurance Group Inc.	4.500%	4/15/26	100	96
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	295
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	49
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	99
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	139
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	90
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	123
HSBC Bank USA NA	7.000%	1/15/39	250	266
HSBC Holdings plc	3.600%	5/25/23	200	198
HSBC Holdings plc	4.250%	3/14/24	250	245
HSBC Holdings plc	3.950%	5/18/24	1,300	1,284
HSBC Holdings plc	1.162%	11/22/24	725	685
HSBC Holdings plc	3.803%	3/11/25	1,075	1,040
HSBC Holdings plc	4.250%	8/18/25	150	143
HSBC Holdings plc	2.633%	11/7/25	200	185
HSBC Holdings plc	4.300%	3/8/26	1,100	1,054
HSBC Holdings plc	2.999%	3/10/26	300	277
HSBC Holdings plc	1.645%	4/18/26	1,000	890
HSBC Holdings plc	3.900%	5/25/26	450	422
HSBC Holdings plc	2.099%	6/4/26	1,700	1,524
HSBC Holdings plc	4.292%	9/12/26	500	472
HSBC Holdings plc	4.375%	11/23/26	350	327
HSBC Holdings plc	1.589%	5/24/27	500	418
HSBC Holdings plc	2.251%	11/22/27	725	609
HSBC Holdings plc	4.041%	3/13/28	400	359
HSBC Holdings plc	5.210%	8/11/28	815	763
HSBC Holdings plc	4.583%	6/19/29	400	356
HSBC Holdings plc	2.206%	8/17/29	500	389
HSBC Holdings plc	4.950%	3/31/30	250	230
HSBC Holdings plc	3.973%	5/22/30	570	481
HSBC Holdings plc	7.625%	5/17/32	100	109
HSBC Holdings plc	2.871%	11/22/32	725	529
HSBC Holdings plc	7.350%	11/27/32	100	108
HSBC Holdings plc	4.762%	3/29/33	300	248
HSBC Holdings plc	5.402%	8/11/33	275	243
HSBC Holdings plc	6.500%	5/2/36	600	567
HSBC Holdings plc	6.500%	9/15/37	50	48
HSBC Holdings plc	6.800%	6/1/38	200	194
HSBC Holdings plc	5.250%	3/14/44	750	607

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC USA Inc.	3.500%	6/23/24	150	146
Huntington Bancshares Inc.	4.443%	8/4/28	200	189
Huntington Bancshares Inc.	2.550%	2/4/30	250	203
Huntington National Bank	3.550%	10/6/23	250	247
Huntington National Bank	4.270%	11/25/26	150	141
Huntington National Bank	4.552%	5/17/28	250	241
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	236
ING Groep NV	4.100%	10/2/23	300	296
ING Groep NV	3.550%	4/9/24	200	195
ING Groep NV	3.869%	3/28/26	200	190
ING Groep NV	3.950%	3/29/27	300	276
ING Groep NV	4.017%	3/28/28	200	182
ING Groep NV	4.550%	10/2/28	200	183
ING Groep NV	4.050%	4/9/29	200	177
Intercontinental Exchange Inc.	3.650%	5/23/25	150	145
Intercontinental Exchange Inc.	3.750%	12/1/25	300	289
Intercontinental Exchange Inc.	3.100%	9/15/27	150	136
Intercontinental Exchange Inc.	4.000%	9/15/27	150	142
Intercontinental Exchange Inc.	3.750%	9/21/28	75	69
Intercontinental Exchange Inc.	4.350%	6/15/29	122	115
Intercontinental Exchange Inc.	2.100%	6/15/30	750	598
Intercontinental Exchange Inc.	4.600%	3/15/33	165	154
Intercontinental Exchange Inc.	2.650%	9/15/40	500	335
Intercontinental Exchange Inc.	4.250%	9/21/48	175	142
Intercontinental Exchange Inc.	3.000%	6/15/50	60	39
Intercontinental Exchange Inc.	4.950%	6/15/52	111	98
Intercontinental Exchange Inc.	3.000%	9/15/60	300	178
Intercontinental Exchange Inc.	5.200%	6/15/62	110	99
Invesco Finance plc	4.000%	1/30/24	450	443
Invesco Finance plc	3.750%	1/15/26	170	162
Invesco Finance plc	5.375%	11/30/43	75	67
Jackson Financial Inc.	3.125%	11/23/31	250	190
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74
Jefferies Financial Group Inc.	5.500%	10/18/23	150	150
Jefferies Group LLC	6.250%	1/15/36	75	70
Jefferies Group LLC	6.500%	1/20/43	75	72
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	191
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	256
JPMorgan Chase & Co.	3.375%	5/1/23	300	298
JPMorgan Chase & Co.	2.700%	5/18/23	250	248
JPMorgan Chase & Co.	3.875%	2/1/24	445	441
JPMorgan Chase & Co.	3.625%	5/13/24	526	517
JPMorgan Chase & Co.	1.514%	6/1/24	420	410
JPMorgan Chase & Co.	3.875%	9/10/24	575	563
JPMorgan Chase & Co.	4.023%	12/5/24	300	295
JPMorgan Chase & Co.	3.125%	1/23/25	400	383
JPMorgan Chase & Co.	0.563%	2/16/25	500	468
JPMorgan Chase & Co.	3.220%	3/1/25	600	581
JPMorgan Chase & Co.	0.824%	6/1/25	850	786
JPMorgan Chase & Co.	0.969%	6/23/25	375	347
JPMorgan Chase & Co.	3.900%	7/15/25	362	351
JPMorgan Chase & Co.	2.301%	10/15/25	700	657
JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,192
JPMorgan Chase & Co.	3.300%	4/1/26	685	642
JPMorgan Chase & Co.	2.083%	4/22/26	500	456

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	3.200%	6/15/26	300	279
JPMorgan Chase & Co.	2.950%	10/1/26	875	803
JPMorgan Chase & Co.	4.125%	12/15/26	450	425
JPMorgan Chase & Co.	3.960%	1/29/27	500	472
JPMorgan Chase & Co.	1.578%	4/22/27	500	432
JPMorgan Chase & Co.	1.470%	9/22/27	500	423
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	909
JPMorgan Chase & Co.	3.782%	2/1/28	625	573
JPMorgan Chase & Co.	3.540%	5/1/28	350	317
JPMorgan Chase & Co.	3.509%	1/23/29	575	509
JPMorgan Chase & Co.	4.005%	4/23/29	300	271
JPMorgan Chase & Co.	2.069%	6/1/29	625	507
JPMorgan Chase & Co.	4.203%	7/23/29	250	227
JPMorgan Chase & Co.	4.452%	12/5/29	300	274
JPMorgan Chase & Co.	3.702%	5/6/30	300	262
JPMorgan Chase & Co.	4.565%	6/14/30	275	252
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,222
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	957
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,581
JPMorgan Chase & Co.	2.956%	5/13/31	500	397
JPMorgan Chase & Co.	1.764%	11/19/31	500	367
JPMorgan Chase & Co.	2.580%	4/22/32	500	387
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	788
JPMorgan Chase & Co.	6.400%	5/15/38	450	461
JPMorgan Chase & Co.	3.882%	7/24/38	500	392
JPMorgan Chase & Co.	5.500%	10/15/40	650	611
JPMorgan Chase & Co.	3.109%	4/22/41	500	345
JPMorgan Chase & Co.	5.600%	7/15/41	275	261
JPMorgan Chase & Co.	5.400%	1/6/42	150	139
JPMorgan Chase & Co.	3.157%	4/22/42	450	308
JPMorgan Chase & Co.	5.625%	8/16/43	300	275
JPMorgan Chase & Co.	4.950%	6/1/45	100	84
JPMorgan Chase & Co.	4.260%	2/22/48	375	295
JPMorgan Chase & Co.	4.032%	7/24/48	500	379
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	749
JPMorgan Chase & Co.	3.897%	1/23/49	400	297
JPMorgan Chase & Co.	3.109%	4/22/51	500	314
JPMorgan Chase & Co.	3.328%	4/22/52	745	488
Kemper Corp.	4.350%	2/15/25	40	39
KeyBank NA	3.300%	6/1/25	403	385
KeyCorp	4.150%	10/29/25	150	145
KeyCorp	4.100%	4/30/28	600	557
KeyCorp	2.550%	10/1/29	150	123
Lazard Group LLC	3.750%	2/13/25	50	48
Lazard Group LLC	3.625%	3/1/27	100	92
Lazard Group LLC	4.500%	9/19/28	100	91
Legg Mason Inc.	4.750%	3/15/26	100	99
Legg Mason Inc.	5.625%	1/15/44	120	113
Lincoln National Corp.	3.350%	3/9/25	13	13
Lincoln National Corp.	3.625%	12/12/26	75	70
Lincoln National Corp.	3.800%	3/1/28	100	92
Lincoln National Corp.	3.050%	1/15/30	350	291
Lincoln National Corp.	6.300%	10/9/37	75	75
Lincoln National Corp.	7.000%	6/15/40	160	167
Lloyds Banking Group plc	4.050%	8/16/23	900	890
Lloyds Banking Group plc	3.900%	3/12/24	200	196
Lloyds Banking Group plc	4.450%	5/8/25	200	194
Lloyds Banking Group plc	4.582%	12/10/25	700	673

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lloyds Banking Group plc	3.511%	3/18/26	200	187
Lloyds Banking Group plc	4.650%	3/24/26	575	541
Lloyds Banking Group plc	4.716%	8/11/26	200	192
Lloyds Banking Group plc	3.750%	1/11/27	436	399
Lloyds Banking Group plc	3.750%	3/18/28	200	180
Lloyds Banking Group plc	4.375%	3/22/28	250	228
Lloyds Banking Group plc	4.550%	8/16/28	200	182
Lloyds Banking Group plc	3.574%	11/7/28	200	175
Lloyds Banking Group plc	5.300%	12/1/45	450	361
Lloyds Banking Group plc	4.344%	1/9/48	275	193
Loews Corp.	6.000%	2/1/35	50	50
Loews Corp.	4.125%	5/15/43	100	77
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	152
Manulife Financial Corp.	4.150%	3/4/26	175	170
Manulife Financial Corp.	4.061%	2/24/32	190	170
Manulife Financial Corp.	5.375%	3/4/46	200	190
Markel Corp.	3.500%	11/1/27	50	45
Markel Corp.	3.350%	9/17/29	75	65
Markel Corp.	4.300%	11/1/47	50	39
Markel Corp.	5.000%	5/20/49	150	129
Markel Corp.	4.150%	9/17/50	200	152
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	98
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	96
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	96
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	562
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	225
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	82
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	160
Mercury General Corp.	4.400%	3/15/27	75	70
MetLife Inc.	3.600%	4/10/24	175	172
MetLife Inc.	3.000%	3/1/25	250	240
MetLife Inc.	3.600%	11/13/25	400	385
MetLife Inc.	4.550%	3/23/30	500	479
MetLife Inc.	6.500%	12/15/32	175	187
MetLife Inc.	6.375%	6/15/34	100	106
MetLife Inc.	5.875%	2/6/41	590	587
MetLife Inc.	4.125%	8/13/42	175	143
MetLife Inc.	4.875%	11/13/43	355	317
MetLife Inc.	4.721%	12/15/44	63	54
MetLife Inc.	6.400%	12/15/66	210	206
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	98
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	195
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	192
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	242
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,794
Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	200	198
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	498
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	226
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	463
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	342
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	225
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	346
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	184
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	183
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	195
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	179
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	148
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	382
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	310
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	177
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	469
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	43
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	157
Mizuho Financial Group Inc.	3.922%	9/11/24	200	196
Mizuho Financial Group Inc.	2.839%	7/16/25	375	355
Mizuho Financial Group Inc.	2.555%	9/13/25	100	94
Mizuho Financial Group Inc.	3.663%	2/28/27	250	228
Mizuho Financial Group Inc.	1.554%	7/9/27	200	170
Mizuho Financial Group Inc.	4.018%	3/5/28	325	297
Mizuho Financial Group Inc.	4.254%	9/11/29	400	360
Mizuho Financial Group Inc.	3.153%	7/16/30	500	416
Mizuho Financial Group Inc.	2.869%	9/13/30	100	81
Mizuho Financial Group Inc.	2.172%	5/22/32	500	367
Morgan Stanley	3.875%	4/29/24	545	536
Morgan Stanley	3.700%	10/23/24	610	595
Morgan Stanley	3.620%	4/17/25	200	194
Morgan Stanley	0.790%	5/30/25	240	221
Morgan Stanley	4.000%	7/23/25	330	320
Morgan Stanley	1.164%	10/21/25	700	638
Morgan Stanley	5.000%	11/24/25	650	642
Morgan Stanley	3.875%	1/27/26	225	215
Morgan Stanley	2.188%	4/28/26	1,000	918
Morgan Stanley	3.125%	7/27/26	700	645
Morgan Stanley	6.250%	8/9/26	1,796	1,838
Morgan Stanley	4.350%	9/8/26	966	923
Morgan Stanley	0.985%	12/10/26	500	431
Morgan Stanley	3.625%	1/20/27	250	233
Morgan Stanley	3.950%	4/23/27	325	302
Morgan Stanley	1.593%	5/4/27	525	454
Morgan Stanley	2.475%	1/21/28	500	437
Morgan Stanley	4.210%	4/20/28	200	187
Morgan Stanley	3.591%	7/22/28	935	844
Morgan Stanley	3.772%	1/24/29	575	518
Morgan Stanley	4.431%	1/23/30	550	506
Morgan Stanley	2.699%	1/22/31	1,750	1,417
Morgan Stanley	3.622%	4/1/31	600	517
Morgan Stanley	1.794%	2/13/32	500	366
Morgan Stanley	7.250%	4/1/32	150	163
Morgan Stanley	1.928%	4/28/32	200	147
Morgan Stanley	2.239%	7/21/32	500	376
Morgan Stanley	2.511%	10/20/32	600	459
Morgan Stanley	2.943%	1/21/33	500	395
Morgan Stanley	3.971%	7/22/38	375	299
Morgan Stanley	4.457%	4/22/39	250	211
Morgan Stanley	3.217%	4/22/42	325	227
Morgan Stanley	6.375%	7/24/42	600	623
Morgan Stanley	4.300%	1/27/45	650	516
Morgan Stanley	2.802%	1/25/52	940	567
Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	70
Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	62
Nasdaq Inc.	3.850%	6/30/26	100	95
Nasdaq Inc.	1.650%	1/15/31	250	187
Nasdaq Inc.	2.500%	12/21/40	200	126
Nasdaq Inc.	3.250%	4/28/50	35	23
Nasdaq Inc.	3.950%	3/7/52	200	148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Australia Bank Ltd.	3.375%	1/14/26	100	95
National Australia Bank Ltd.	2.500%	7/12/26	200	183
Natwest Group plc	4.892%	5/18/29	1,000	911
Natwest Group plc	5.076%	1/27/30	200	182
Natwest Group plc	4.445%	5/8/30	700	614
NatWest Group plc	5.516%	9/30/28	200	190
Nomura Holdings Inc.	2.648%	1/16/25	170	159
Nomura Holdings Inc.	5.099%	7/3/25	225	222
Nomura Holdings Inc.	1.851%	7/16/25	300	271
Nomura Holdings Inc.	2.329%	1/22/27	200	172
Nomura Holdings Inc.	5.386%	7/6/27	200	194
Nomura Holdings Inc.	2.172%	7/14/28	200	160
Nomura Holdings Inc.	5.605%	7/6/29	225	214
Nomura Holdings Inc.	3.103%	1/16/30	400	325
Nomura Holdings Inc.	2.679%	7/16/30	250	192
Nomura Holdings Inc.	2.608%	7/14/31	200	148
Northern Trust Corp.	3.950%	10/30/25	150	146
Northern Trust Corp.	4.000%	5/10/27	200	194
Northern Trust Corp.	3.650%	8/3/28	100	93
Northern Trust Corp.	3.375%	5/8/32	50	45
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	121
Old Republic International Corp.	3.875%	8/26/26	100	95
Old Republic International Corp.	3.850%	6/11/51	200	140
ORIX Corp.	3.250%	12/4/24	75	72
ORIX Corp.	3.700%	7/18/27	200	185
Owl Rock Capital Corp.	5.250%	4/15/24	25	25
Owl Rock Capital Corp.	4.000%	3/30/25	47	44
Owl Rock Capital Corp.	3.750%	7/22/25	180	165
Owl Rock Capital Corp.	3.400%	7/15/26	244	210
Owl Rock Capital Corp.	2.625%	1/15/27	200	161
PartnerRe Finance B LLC	3.700%	7/2/29	95	85
People's United Bank NA	4.000%	7/15/24	100	98
PNC Bank NA	3.300%	10/30/24	706	683
PNC Bank NA	2.950%	2/23/25	293	280
PNC Bank NA	3.250%	6/1/25	169	162
PNC Bank NA	3.100%	10/25/27	250	228
PNC Bank NA	3.250%	1/22/28	150	138
PNC Bank NA	4.050%	7/26/28	250	230
PNC Bank NA	2.700%	10/22/29	150	123
PNC Financial Services Group Inc.	3.500%	1/23/24	100	98
PNC Financial Services Group Inc.	3.900%	4/29/24	125	123
PNC Financial Services Group Inc.	3.150%	5/19/27	450	413
PNC Financial Services Group Inc.	3.450%	4/23/29	500	448
PNC Financial Services Group Inc.	2.550%	1/22/30	425	351
PNC Financial Services Group Inc.	4.626%	6/6/33	200	179
Principal Financial Group Inc.	3.125%	5/15/23	100	99
Principal Financial Group Inc.	3.400%	5/15/25	128	123
Principal Financial Group Inc.	3.100%	11/15/26	100	91
Principal Financial Group Inc.	4.625%	9/15/42	50	42
Principal Financial Group Inc.	4.350%	5/15/43	150	124
Principal Financial Group Inc.	4.300%	11/15/46	195	160
Progressive Corp.	2.450%	1/15/27	150	136
Progressive Corp.	6.625%	3/1/29	125	135
Progressive Corp.	4.350%	4/25/44	50	42
Progressive Corp.	4.125%	4/15/47	290	240
Progressive Corp.	4.200%	3/15/48	115	97
Progressive Corp.	3.950%	3/26/50	180	142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Progressive Corp.	3.700%	3/15/52	100	76
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	165
Prudential Financial Inc.	3.878%	3/27/28	163	155
Prudential Financial Inc.	5.750%	7/15/33	100	102
Prudential Financial Inc.	5.700%	12/14/36	125	124
Prudential Financial Inc.	6.625%	12/1/37	65	69
Prudential Financial Inc.	3.000%	3/10/40	50	36
Prudential Financial Inc.	6.625%	6/21/40	65	69
Prudential Financial Inc.	5.100%	8/15/43	50	43
Prudential Financial Inc.	5.200%	3/15/44	85	81
Prudential Financial Inc.	4.600%	5/15/44	525	451
Prudential Financial Inc.	5.375%	5/15/45	250	237
Prudential Financial Inc.	3.905%	12/7/47	182	140
Prudential Financial Inc.	5.700%	9/15/48	250	235
Prudential Financial Inc.	3.935%	12/7/49	363	277
Prudential Financial Inc.	4.350%	2/25/50	210	174
Prudential Financial Inc.	3.700%	10/1/50	200	159
Prudential plc	3.125%	4/14/30	200	167
Raymond James Financial Inc.	4.650%	4/1/30	55	52
Raymond James Financial Inc.	4.950%	7/15/46	210	185
Raymond James Financial Inc.	3.750%	4/1/51	250	177
Regions Bank	6.450%	6/26/37	250	257
Regions Financial Corp.	2.250%	5/18/25	100	93
Reinsurance Group of America Inc.	3.900%	5/15/29	50	45
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	69
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	66
Royal Bank of Canada	3.700%	10/5/23	100	99
Royal Bank of Canada	0.425%	1/19/24	500	474
Royal Bank of Canada	2.550%	7/16/24	200	192
Royal Bank of Canada	2.250%	11/1/24	650	616
Royal Bank of Canada	1.600%	1/21/25	100	93
Royal Bank of Canada	3.375%	4/14/25	200	192
Royal Bank of Canada	4.650%	1/27/26	898	874
Royal Bank of Canada	1.200%	4/27/26	200	174
Royal Bank of Canada	1.400%	11/2/26	500	429
Royal Bank of Canada	2.050%	1/21/27	100	88
Royal Bank of Canada	3.625%	5/4/27	200	186
Royal Bank of Canada	4.240%	8/3/27	200	191
Royal Bank of Canada	2.300%	11/3/31	500	384
Royal Bank of Canada	3.875%	5/4/32	200	176
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,077
Santander Holdings USA Inc.	3.244%	10/5/26	900	807
Santander Holdings USA Inc.	4.400%	7/13/27	250	230
Santander Holdings USA Inc.	2.490%	1/6/28	200	167
Santander UK Group Holdings plc	1.532%	8/21/26	600	520
Santander UK Group Holdings plc	1.673%	6/14/27	400	332
Santander UK Group Holdings plc	3.823%	11/3/28	200	172
Santander UK plc	4.000%	3/13/24	200	197
Santander UK plc	2.875%	6/18/24	200	192
Selective Insurance Group Inc.	5.375%	3/1/49	50	43
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.100%	5/15/23	400	397
State Street Corp.	3.700%	11/20/23	83	82
State Street Corp.	3.776%	12/3/24	200	198
State Street Corp.	3.300%	12/16/24	227	220
State Street Corp.	3.550%	8/18/25	200	193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
State Street Corp.	2.354%	11/1/25	125	118
State Street Corp.	2.650%	5/19/26	125	117
State Street Corp.	4.141%	12/3/29	200	187
State Street Corp.	2.400%	1/24/30	150	125
State Street Corp.	3.031%	11/1/34	125	104
Stifel Financial Corp.	4.250%	7/18/24	150	147
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	246
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	243
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	198
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	895
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	358
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	300
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,351
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	174
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	142
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	113
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	159
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	184
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	637
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	271
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	92
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	401
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	399
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	126
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	300
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	145
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	123
SVB Financial Group	3.500%	1/29/25	100	95
SVB Financial Group	1.800%	10/28/26	200	172
SVB Financial Group	2.100%	5/15/28	225	183
SVB Financial Group	3.125%	6/5/30	50	40
Swiss Re America Holding Corp.	7.000%	2/15/26	75	79
Synchrony Financial	4.250%	8/15/24	250	244
Synchrony Financial	4.500%	7/23/25	426	406
Synchrony Financial	3.700%	8/4/26	125	114
Synchrony Financial	3.950%	12/1/27	300	261
Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,459
Toronto-Dominion Bank	3.250%	3/11/24	400	391
Toronto-Dominion Bank	2.650%	6/12/24	500	480
Toronto-Dominion Bank	1.250%	12/13/24	825	761
Toronto-Dominion Bank	1.450%	1/10/25	200	185
Toronto-Dominion Bank	3.766%	6/6/25	425	411
Toronto-Dominion Bank	1.150%	6/12/25	200	180
Toronto-Dominion Bank	0.750%	1/6/26	200	173
Toronto-Dominion Bank	1.250%	9/10/26	325	278
Toronto-Dominion Bank	1.950%	1/12/27	200	174
Toronto-Dominion Bank	4.108%	6/8/27	425	402
Toronto-Dominion Bank	2.000%	9/10/31	325	243
Toronto-Dominion Bank	2.450%	1/12/32	100	77
Toronto-Dominion Bank	4.456%	6/8/32	400	365
Travelers Cos. Inc.	6.250%	6/15/37	150	162
Travelers Cos. Inc.	4.300%	8/25/45	150	125
Travelers Cos. Inc.	4.000%	5/30/47	225	181
Travelers Cos. Inc.	4.100%	3/4/49	200	165
Travelers Cos. Inc.	2.550%	4/27/50	500	310
Trinity Acquisition plc	4.400%	3/15/26	100	96
Truist Bank	3.200%	4/1/24	500	488
Truist Bank	2.150%	12/6/24	250	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	3.625%	9/16/25	500	478
	Truist Bank	3.300%	5/15/26	200	185
	Truist Financial Corp.	3.750%	12/6/23	250	248
	Truist Financial Corp.	3.700%	6/5/25	175	169
	Truist Financial Corp.	1.200%	8/5/25	200	180
	Truist Financial Corp.	1.125%	8/3/27	500	410
	Truist Financial Corp.	3.875%	3/19/29	200	181
	Truist Financial Corp.	1.887%	6/7/29	500	409
	Truist Financial Corp.	1.950%	6/5/30	100	78
	Truist Financial Corp.	4.916%	7/28/33	200	182
[5]	UBS Group AG	3.126%	8/13/30	50	41
	Unum Group	4.000%	6/15/29	80	71
	Unum Group	5.750%	8/15/42	75	65
	Unum Group	4.500%	12/15/49	100	70
	US Bancorp	3.700%	1/30/24	150	148
	US Bancorp	3.375%	2/5/24	500	492
	US Bancorp	3.950%	11/17/25	25	24
	US Bancorp	3.100%	4/27/26	300	280
	US Bancorp	2.375%	7/22/26	249	228
	US Bancorp	3.150%	4/27/27	275	255
	US Bancorp	3.900%	4/26/28	75	71
	US Bancorp	3.000%	7/30/29	240	207
	US Bancorp	2.677%	1/27/33	90	72
	US Bank NA	2.050%	1/21/25	175	165
	US Bank NA	2.800%	1/27/25	625	598
	Voya Financial Inc.	3.650%	6/15/26	250	235
	Voya Financial Inc.	5.700%	7/15/43	75	67
	Voya Financial Inc.	4.800%	6/15/46	40	32
	Voya Financial Inc.	4.700%	1/23/48	100	81
	Wachovia Corp.	6.605%	10/1/25	265	273
	Wells Fargo & Co.	3.750%	1/24/24	200	197
	Wells Fargo & Co.	1.654%	6/2/24	672	656
	Wells Fargo & Co.	3.000%	2/19/25	425	404
	Wells Fargo & Co.	2.406%	10/30/25	600	561
	Wells Fargo & Co.	2.164%	2/11/26	500	460
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,168
	Wells Fargo & Co.	3.908%	4/25/26	400	382
	Wells Fargo & Co.	4.100%	6/3/26	725	690
	Wells Fargo & Co.	4.540%	8/15/26	275	266
	Wells Fargo & Co.	3.000%	10/23/26	675	612
	Wells Fargo & Co.	4.300%	7/22/27	475	445
	Wells Fargo & Co.	3.584%	5/22/28	500	452
	Wells Fargo & Co.	4.808%	7/25/28	975	932
	Wells Fargo & Co.	4.150%	1/24/29	200	184
	Wells Fargo & Co.	2.879%	10/30/30	1,300	1,070
	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,144
	Wells Fargo & Co.	4.897%	7/25/33	975	897
	Wells Fargo & Co.	3.068%	4/30/41	600	413
	Wells Fargo & Co.	5.375%	11/2/43	1,000	871
	Wells Fargo & Co.	5.606%	1/15/44	600	538
	Wells Fargo & Co.	4.650%	11/4/44	325	258
	Wells Fargo & Co.	3.900%	5/1/45	250	185
	Wells Fargo & Co.	4.900%	11/17/45	250	204
	Wells Fargo & Co.	4.400%	6/14/46	300	229
	Wells Fargo & Co.	4.750%	12/7/46	350	280
	Wells Fargo & Co.	5.013%	4/4/51	1,750	1,502
	Wells Fargo & Co.	4.611%	4/25/53	400	325
	Wells Fargo Bank NA	5.950%	8/26/36	200	195

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo Bank NA	5.850%	2/1/37	300	287
Wells Fargo Bank NA	6.600%	1/15/38	225	235
Westpac Banking Corp.	3.650%	5/15/23	75	75
Westpac Banking Corp.	3.300%	2/26/24	250	246
Westpac Banking Corp.	1.019%	11/18/24	275	255
Westpac Banking Corp.	2.350%	2/19/25	200	189
Westpac Banking Corp.	2.850%	5/13/26	200	186
Westpac Banking Corp.	1.150%	6/3/26	218	191
Westpac Banking Corp.	2.700%	8/19/26	175	161
Westpac Banking Corp.	3.350%	3/8/27	250	233
Westpac Banking Corp.	1.953%	11/20/28	275	229
Westpac Banking Corp.	2.650%	1/16/30	150	127
Westpac Banking Corp.	2.894%	2/4/30	425	391
Westpac Banking Corp.	4.322%	11/23/31	500	457
Westpac Banking Corp.	5.405%	8/10/33	200	180
Westpac Banking Corp.	4.110%	7/24/34	25	21
Westpac Banking Corp.	2.668%	11/15/35	315	233
Westpac Banking Corp.	3.020%	11/18/36	500	368
Westpac Banking Corp.	4.421%	7/24/39	600	481
Westpac Banking Corp.	2.963%	11/16/40	200	128
Willis North America Inc.	3.600%	5/15/24	125	121
Willis North America Inc.	4.500%	9/15/28	100	93
Willis North America Inc.	2.950%	9/15/29	440	362
Willis North America Inc.	5.050%	9/15/48	50	42
Willis North America Inc.	3.875%	9/15/49	90	63
XLIT Ltd.	5.500%	3/31/45	100	93
Zions Bancorp NA	3.250%	10/29/29	250	205
				307,332
Health Care (2.8%)
Abbott Laboratories	3.750%	11/30/26	367	356
Abbott Laboratories	1.150%	1/30/28	100	84
Abbott Laboratories	1.400%	6/30/30	150	117
Abbott Laboratories	4.750%	11/30/36	375	366
Abbott Laboratories	5.300%	5/27/40	250	251
Abbott Laboratories	4.750%	4/15/43	175	162
Abbott Laboratories	4.900%	11/30/46	700	673
AbbVie Inc.	2.800%	3/15/23	100	99
AbbVie Inc.	3.750%	11/14/23	250	247
AbbVie Inc.	3.850%	6/15/24	200	196
AbbVie Inc.	2.600%	11/21/24	750	714
AbbVie Inc.	3.600%	5/14/25	911	876
AbbVie Inc.	3.200%	5/14/26	976	913
AbbVie Inc.	2.950%	11/21/26	740	677
AbbVie Inc.	4.250%	11/14/28	350	329
AbbVie Inc.	3.200%	11/21/29	1,130	991
AbbVie Inc.	4.550%	3/15/35	350	314
AbbVie Inc.	4.500%	5/14/35	495	442
AbbVie Inc.	4.300%	5/14/36	190	165
AbbVie Inc.	4.050%	11/21/39	825	668
AbbVie Inc.	4.625%	10/1/42	190	161
AbbVie Inc.	4.400%	11/6/42	501	416
AbbVie Inc.	4.850%	6/15/44	230	201
AbbVie Inc.	4.750%	3/15/45	200	171
AbbVie Inc.	4.700%	5/14/45	602	511
AbbVie Inc.	4.450%	5/14/46	455	372
AbbVie Inc.	4.875%	11/14/48	550	483
AbbVie Inc.	4.250%	11/21/49	1,025	822
Adventist Health System	2.952%	3/1/29	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adventist Health System	3.630%	3/1/49	100	75
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	47
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	20
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	85
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	55
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	51
	Aetna Inc.	3.500%	11/15/24	125	122
	Aetna Inc.	6.625%	6/15/36	130	133
	Aetna Inc.	6.750%	12/15/37	100	102
	Aetna Inc.	4.500%	5/15/42	75	62
	Aetna Inc.	4.125%	11/15/42	75	58
	Aetna Inc.	3.875%	8/15/47	300	221
	Agilent Technologies Inc.	3.050%	9/22/26	75	69
	Agilent Technologies Inc.	2.750%	9/15/29	100	84
	Agilent Technologies Inc.	2.100%	6/4/30	100	78
	AHS Hospital Corp.	5.024%	7/1/45	75	70
	AHS Hospital Corp.	2.780%	7/1/51	150	95
[2]	Allina Health System	3.887%	4/15/49	75	59
	AmerisourceBergen Corp.	3.400%	5/15/24	175	171
	AmerisourceBergen Corp.	3.250%	3/1/25	50	48
	AmerisourceBergen Corp.	3.450%	12/15/27	275	253
	AmerisourceBergen Corp.	2.700%	3/15/31	300	241
	AmerisourceBergen Corp.	4.300%	12/15/47	175	140
	Amgen Inc.	3.625%	5/22/24	500	491
	Amgen Inc.	1.900%	2/21/25	180	168
	Amgen Inc.	3.125%	5/1/25	175	168
	Amgen Inc.	2.600%	8/19/26	455	418
	Amgen Inc.	2.200%	2/21/27	150	134
	Amgen Inc.	1.650%	8/15/28	200	165
	Amgen Inc.	4.050%	8/18/29	200	184
	Amgen Inc.	2.000%	1/15/32	450	344
	Amgen Inc.	3.350%	2/22/32	500	427
	Amgen Inc.	4.200%	3/1/33	200	181
	Amgen Inc.	3.150%	2/21/40	575	415
	Amgen Inc.	2.800%	8/15/41	450	308
	Amgen Inc.	4.950%	10/1/41	240	216
	Amgen Inc.	5.150%	11/15/41	126	115
	Amgen Inc.	4.400%	5/1/45	450	367
	Amgen Inc.	3.375%	2/21/50	725	495
	Amgen Inc.	3.000%	1/15/52	806	509
	Amgen Inc.	4.200%	2/22/52	500	393
	Amgen Inc.	4.875%	3/1/53	200	176
	Amgen Inc.	2.770%	9/1/53	172	101
	Anthem Inc.	3.500%	8/15/24	475	464
	Anthem Inc.	3.350%	12/1/24	160	154
	Anthem Inc.	2.375%	1/15/25	100	94
	Anthem Inc.	2.250%	5/15/30	530	427
	Anthem Inc.	2.550%	3/15/31	650	524
	Anthem Inc.	4.100%	5/15/32	200	181
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	75
	Anthem Inc.	6.375%	6/15/37	50	52
	Anthem Inc.	4.625%	5/15/42	175	151
	Anthem Inc.	4.650%	1/15/43	775	668
	Anthem Inc.	5.100%	1/15/44	100	91
	Anthem Inc.	4.375%	12/1/47	261	217
	Anthem Inc.	4.550%	3/1/48	155	131
	Anthem Inc.	4.550%	5/15/52	200	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	4.850%	8/15/54	30	26
	Ascension Health	2.532%	11/15/29	350	296
	Ascension Health	3.106%	11/15/39	100	75
	Ascension Health	3.945%	11/15/46	175	148
[2]	Ascension Health	4.847%	11/15/53	75	73
	Astrazeneca Finance LLC	0.700%	5/28/24	250	234
	Astrazeneca Finance LLC	1.200%	5/28/26	200	176
	Astrazeneca Finance LLC	1.750%	5/28/28	200	169
	Astrazeneca Finance LLC	2.250%	5/28/31	200	163
	AstraZeneca plc	3.375%	11/16/25	400	382
	AstraZeneca plc	0.700%	4/8/26	500	433
	AstraZeneca plc	4.000%	1/17/29	200	190
	AstraZeneca plc	1.375%	8/6/30	300	232
	AstraZeneca plc	6.450%	9/15/37	450	486
	AstraZeneca plc	4.000%	9/18/42	290	243
	AstraZeneca plc	4.375%	11/16/45	200	174
	AstraZeneca plc	3.000%	5/28/51	335	232
	Banner Health	2.338%	1/1/30	125	103
	Banner Health	3.181%	1/1/50	75	52
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	181
	Baxalta Inc.	4.000%	6/23/25	97	94
	Baxalta Inc.	5.250%	6/23/45	73	67
	Baxter International Inc.	0.868%	12/1/23	200	191
	Baxter International Inc.	1.322%	11/29/24	200	185
	Baxter International Inc.	1.915%	2/1/27	750	651
	Baxter International Inc.	2.272%	12/1/28	250	207
	Baxter International Inc.	1.730%	4/1/31	300	223
	Baxter International Inc.	2.539%	2/1/32	500	389
	Baxter International Inc.	3.500%	8/15/46	100	72
	Baxter International Inc.	3.132%	12/1/51	200	128
	Baylor Scott & White Holdings	1.777%	11/15/30	100	77
	Baylor Scott & White Holdings	4.185%	11/15/45	100	84
	Baylor Scott & White Holdings	2.839%	11/15/50	350	227
	Becton Dickinson and Co.	3.734%	12/15/24	75	73
	Becton Dickinson and Co.	3.700%	6/6/27	375	349
	Becton Dickinson and Co.	1.957%	2/11/31	500	387
	Becton Dickinson and Co.	4.875%	5/15/44	26	22
	Becton Dickinson and Co.	4.685%	12/15/44	172	147
	Becton Dickinson and Co.	4.669%	6/6/47	300	258
	BHSH System Obligated Group	3.487%	7/15/49	75	56
	Biogen Inc.	4.050%	9/15/25	350	340
	Biogen Inc.	2.250%	5/1/30	600	474
	Biogen Inc.	3.150%	5/1/50	300	193
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	210
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	89
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	172
	Boston Scientific Corp.	3.450%	3/1/24	77	75
	Boston Scientific Corp.	1.900%	6/1/25	550	507
	Boston Scientific Corp.	2.650%	6/1/30	150	125
	Boston Scientific Corp.	6.750%	11/15/35	100	107
	Boston Scientific Corp.	4.550%	3/1/39	131	113
	Boston Scientific Corp.	7.375%	1/15/40	50	56
	Boston Scientific Corp.	4.700%	3/1/49	133	116
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	479
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	655
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	286
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	198
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	262
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	141
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	309
	Bristol-Myers Squibb Co.	2.950%	3/15/32	500	429
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	332
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	75
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	157
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	214
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	205
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	586
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	309
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	553
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	151
	Cardinal Health Inc.	3.079%	6/15/24	290	280
	Cardinal Health Inc.	3.750%	9/15/25	100	97
	Cardinal Health Inc.	4.600%	3/15/43	75	60
	Cardinal Health Inc.	4.500%	11/15/44	50	39
	Cardinal Health Inc.	4.900%	9/15/45	100	84
	Cardinal Health Inc.	4.368%	6/15/47	125	96
	Children's Health System of Texas	2.511%	8/15/50	100	61
	Children's Hospital Corp.	4.115%	1/1/47	75	63
	Children's Hospital Corp.	2.585%	2/1/50	50	31
	Children's Hospital Medical Center	4.268%	5/15/44	50	44
	CHRISTUS Health	4.341%	7/1/28	125	117
	Cigna Corp.	3.500%	6/15/24	175	171
	Cigna Corp.	3.250%	4/15/25	250	239
	Cigna Corp.	4.125%	11/15/25	467	453
	Cigna Corp.	4.500%	2/25/26	390	381
	Cigna Corp.	3.400%	3/1/27	275	253
	Cigna Corp.	7.875%	5/15/27	41	45
	Cigna Corp.	4.375%	10/15/28	610	576
	Cigna Corp.	2.400%	3/15/30	765	625
	Cigna Corp.	2.375%	3/15/31	250	199
	Cigna Corp.	4.800%	8/15/38	415	368
	Cigna Corp.	3.200%	3/15/40	150	108
	Cigna Corp.	6.125%	11/15/41	92	92
	Cigna Corp.	4.800%	7/15/46	400	343
	Cigna Corp.	3.875%	10/15/47	170	124
	Cigna Corp.	4.900%	12/15/48	545	472
	Cigna Corp.	3.400%	3/15/50	375	254
	City of Hope	5.623%	11/15/43	75	74
	City of Hope	4.378%	8/15/48	100	85
	Cleveland Clinic Foundation	4.858%	1/1/14	100	85
	CommonSpirit Health	2.760%	10/1/24	100	95
	CommonSpirit Health	2.782%	10/1/30	500	398
[2]	CommonSpirit Health	4.350%	11/1/42	225	176
	CommonSpirit Health	3.817%	10/1/49	50	37
	CommonSpirit Health	4.187%	10/1/49	200	150
	Community Health Network Inc.	3.099%	5/1/50	250	160
	Cottage Health Obligated Group	3.304%	11/1/49	100	72
	CVS Health Corp.	3.375%	8/12/24	275	268
	CVS Health Corp.	3.875%	7/20/25	573	556
	CVS Health Corp.	2.875%	6/1/26	2,166	2,010
	CVS Health Corp.	3.000%	8/15/26	450	416
	CVS Health Corp.	1.300%	8/21/27	400	334
	CVS Health Corp.	4.300%	3/25/28	677	640
	CVS Health Corp.	3.250%	8/15/29	360	315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	1.750%	8/21/30	225	172
	CVS Health Corp.	1.875%	2/28/31	750	571
	CVS Health Corp.	4.875%	7/20/35	125	113
	CVS Health Corp.	4.780%	3/25/38	1,000	876
	CVS Health Corp.	6.125%	9/15/39	75	75
	CVS Health Corp.	4.125%	4/1/40	200	160
	CVS Health Corp.	2.700%	8/21/40	275	180
	CVS Health Corp.	5.300%	12/5/43	150	135
	CVS Health Corp.	5.125%	7/20/45	525	459
	CVS Health Corp.	5.050%	3/25/48	1,650	1,453
	CVS Health Corp.	4.250%	4/1/50	300	235
	Danaher Corp.	3.350%	9/15/25	100	96
	Danaher Corp.	4.375%	9/15/45	75	63
	Danaher Corp.	2.600%	10/1/50	500	308
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	81
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	116
	DH Europe Finance II Sarl	2.200%	11/15/24	250	236
	DH Europe Finance II Sarl	2.600%	11/15/29	150	128
	DH Europe Finance II Sarl	3.250%	11/15/39	175	133
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	100	81
	Dignity Health	5.267%	11/1/64	50	42
	Duke University Health System Inc.	3.920%	6/1/47	100	81
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	93
	Eli Lilly & Co.	2.750%	6/1/25	71	68
	Eli Lilly & Co.	3.375%	3/15/29	92	85
	Eli Lilly & Co.	2.500%	9/15/60	250	148
	Gilead Sciences Inc.	3.700%	4/1/24	470	463
	Gilead Sciences Inc.	3.650%	3/1/26	575	547
	Gilead Sciences Inc.	2.950%	3/1/27	525	478
	Gilead Sciences Inc.	4.600%	9/1/35	575	521
	Gilead Sciences Inc.	4.000%	9/1/36	350	291
	Gilead Sciences Inc.	5.650%	12/1/41	175	170
	Gilead Sciences Inc.	4.800%	4/1/44	400	349
	Gilead Sciences Inc.	4.750%	3/1/46	455	396
	Gilead Sciences Inc.	2.800%	10/1/50	475	293
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	587
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	353
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	85
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	599
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	83
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	480
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	23
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	169
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	104
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	43
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	55
	HCA Inc.	5.000%	3/15/24	425	422
	HCA Inc.	5.375%	2/1/25	250	247
	HCA Inc.	5.250%	4/15/25	320	314
	HCA Inc.	5.250%	6/15/26	325	315
	HCA Inc.	4.500%	2/15/27	125	117
	HCA Inc.	4.125%	6/15/29	405	357
	HCA Inc.	3.500%	9/1/30	1,000	826
	HCA Inc.	2.375%	7/15/31	400	296
[5]	HCA Inc.	3.625%	3/15/32	250	203
	HCA Inc.	5.125%	6/15/39	200	168
[5]	HCA Inc.	4.375%	3/15/42	250	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.500%	6/15/47	425	358
	HCA Inc.	5.250%	6/15/49	400	325
	HCA Inc.	3.500%	7/15/51	200	124
[5]	HCA Inc.	4.625%	3/15/52	300	226
	Humana Inc.	3.850%	10/1/24	326	318
	Humana Inc.	1.350%	2/3/27	200	169
	Humana Inc.	3.950%	3/15/27	150	141
	Humana Inc.	4.875%	4/1/30	135	129
	Humana Inc.	2.150%	2/3/32	200	152
	Humana Inc.	4.625%	12/1/42	110	94
	Humana Inc.	4.950%	10/1/44	270	241
	Humana Inc.	3.950%	8/15/49	40	30
	IHC Health Services Inc.	4.131%	5/15/48	100	85
	Illumina Inc.	2.550%	3/23/31	250	191
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	104
	Iowa Health System	3.665%	2/15/50	125	93
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	99
	Johnson & Johnson	3.375%	12/5/23	200	199
	Johnson & Johnson	2.625%	1/15/25	250	241
	Johnson & Johnson	2.450%	3/1/26	350	328
	Johnson & Johnson	2.950%	3/3/27	200	187
	Johnson & Johnson	0.950%	9/1/27	300	254
	Johnson & Johnson	2.900%	1/15/28	100	92
	Johnson & Johnson	1.300%	9/1/30	375	298
	Johnson & Johnson	4.950%	5/15/33	150	152
	Johnson & Johnson	4.375%	12/5/33	175	169
	Johnson & Johnson	3.550%	3/1/36	175	151
	Johnson & Johnson	3.625%	3/3/37	300	260
	Johnson & Johnson	5.950%	8/15/37	200	216
	Johnson & Johnson	2.100%	9/1/40	250	167
	Johnson & Johnson	4.500%	9/1/40	150	139
	Johnson & Johnson	4.850%	5/15/41	75	72
	Johnson & Johnson	4.500%	12/5/43	200	184
	Johnson & Johnson	3.750%	3/3/47	250	205
	Johnson & Johnson	2.250%	9/1/50	400	246
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	93
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	174
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	221
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	126
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	159
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	165
	Koninklijke KPN NV	6.875%	3/11/38	100	105
	Koninklijke Philips NV	5.000%	3/15/42	150	130
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	145
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	94
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	193
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	175
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	93
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	106
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	162
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	162
	Mass General Brigham Inc.	3.192%	7/1/49	150	107
	Mass General Brigham Inc.	3.342%	7/1/60	250	168
	Mayo Clinic	3.774%	11/15/43	75	61
	Mayo Clinic	4.128%	11/15/52	50	43
	Mayo Clinic	3.196%	11/15/61	250	163
	McKesson Corp.	3.796%	3/15/24	200	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKesson Corp.	0.900%	12/3/25	500	438
[2]	MedStar Health Inc.	3.626%	8/15/49	75	55
	Medtronic Inc.	4.375%	3/15/35	511	469
	Medtronic Inc.	4.625%	3/15/45	244	221
	Memorial Health Services	3.447%	11/1/49	150	110
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	67
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	125
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	21
	Merck & Co. Inc.	2.750%	2/10/25	740	710
	Merck & Co. Inc.	1.700%	6/10/27	400	350
	Merck & Co. Inc.	3.400%	3/7/29	375	344
	Merck & Co. Inc.	1.450%	6/24/30	210	164
	Merck & Co. Inc.	2.150%	12/10/31	450	362
	Merck & Co. Inc.	6.500%	12/1/33	125	138
	Merck & Co. Inc.	3.900%	3/7/39	200	170
	Merck & Co. Inc.	3.600%	9/15/42	100	79
	Merck & Co. Inc.	4.150%	5/18/43	200	170
	Merck & Co. Inc.	3.700%	2/10/45	525	413
	Merck & Co. Inc.	4.000%	3/7/49	300	248
	Merck & Co. Inc.	2.750%	12/10/51	700	455
	Merck & Co. Inc.	2.900%	12/10/61	375	234
	Mercy Health	4.302%	7/1/28	25	24
	Methodist Hospital	2.705%	12/1/50	300	187
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	107
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	347
	MultiCare Health System	2.803%	8/15/50	250	155
	Mylan Inc.	4.200%	11/29/23	100	99
	Mylan Inc.	5.400%	11/29/43	100	73
	Mylan Inc.	5.200%	4/15/48	175	121
	New York and Presbyterian Hospital	4.024%	8/1/45	130	109
	New York and Presbyterian Hospital	4.063%	8/1/56	75	61
	New York and Presbyterian Hospital	2.606%	8/1/60	100	57
	New York and Presbyterian Hospital	3.954%	8/1/19	125	88
	Northwell Healthcare Inc.	3.979%	11/1/46	100	76
	Northwell Healthcare Inc.	4.260%	11/1/47	200	160
	Northwell Healthcare Inc.	3.809%	11/1/49	100	74
	Novant Health Inc.	2.637%	11/1/36	250	182
	Novartis Capital Corp.	3.400%	5/6/24	400	393
	Novartis Capital Corp.	1.750%	2/14/25	200	188
	Novartis Capital Corp.	2.000%	2/14/27	525	471
	Novartis Capital Corp.	3.100%	5/17/27	175	164
	Novartis Capital Corp.	2.200%	8/14/30	410	343
	Novartis Capital Corp.	3.700%	9/21/42	100	81
	Novartis Capital Corp.	4.400%	5/6/44	375	338
	Novartis Capital Corp.	4.000%	11/20/45	225	190
	Novartis Capital Corp.	2.750%	8/14/50	75	51
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	90
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	91
	NYU Langone Hospitals	3.380%	7/1/55	200	137
[2]	OhioHealth Corp.	3.042%	11/15/50	100	70
	Orlando Health Obligated Group	4.089%	10/1/48	50	41
	PeaceHealth Obligated Group	4.787%	11/15/48	75	66
	PeaceHealth Obligated Group	3.218%	11/15/50	200	131
	PerkinElmer Inc.	0.850%	9/15/24	250	232
	PerkinElmer Inc.	1.900%	9/15/28	250	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PerkinElmer Inc.	3.625%	3/15/51	150	101
	Pfizer Inc.	2.950%	3/15/24	150	147
	Pfizer Inc.	2.750%	6/3/26	590	555
	Pfizer Inc.	3.600%	9/15/28	200	188
	Pfizer Inc.	3.450%	3/15/29	375	345
	Pfizer Inc.	2.625%	4/1/30	300	258
	Pfizer Inc.	1.700%	5/28/30	225	180
	Pfizer Inc.	1.750%	8/18/31	200	156
	Pfizer Inc.	4.000%	12/15/36	250	221
	Pfizer Inc.	4.100%	9/15/38	150	132
	Pfizer Inc.	3.900%	3/15/39	125	107
	Pfizer Inc.	7.200%	3/15/39	425	506
	Pfizer Inc.	2.550%	5/28/40	200	140
	Pfizer Inc.	4.300%	6/15/43	125	110
	Pfizer Inc.	4.400%	5/15/44	200	178
	Pfizer Inc.	4.125%	12/15/46	250	217
	Pfizer Inc.	4.200%	9/15/48	350	309
	Pfizer Inc.	4.000%	3/15/49	175	150
	Pfizer Inc.	2.700%	5/28/50	450	304
	Pharmacia LLC	6.600%	12/1/28	175	188
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	46
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	124
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	58
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	59
	Quest Diagnostics Inc.	4.250%	4/1/24	100	99
	Quest Diagnostics Inc.	3.500%	3/30/25	100	96
	Quest Diagnostics Inc.	3.450%	6/1/26	125	118
	Quest Diagnostics Inc.	4.200%	6/30/29	140	129
	Quest Diagnostics Inc.	2.950%	6/30/30	160	134
	Quest Diagnostics Inc.	2.800%	6/30/31	125	101
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	21
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	378
	Royalty Pharma plc	1.200%	9/2/25	300	265
	Royalty Pharma plc	2.200%	9/2/30	300	229
	Royalty Pharma plc	3.550%	9/2/50	350	219
	Royalty Pharma plc	3.350%	9/2/51	250	151
	Rush Obligated Group	3.922%	11/15/29	75	68
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	81
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	18
	Sanofi	3.625%	6/19/28	225	210
	Seattle Children's Hospital	2.719%	10/1/50	200	127
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	531
	Smith & Nephew plc	2.032%	10/14/30	300	225
	SSM Health Care Corp.	3.823%	6/1/27	100	95
	Stanford Health Care	3.795%	11/15/48	125	98
	Stryker Corp.	3.375%	5/15/24	213	208
	Stryker Corp.	1.150%	6/15/25	100	90
	Stryker Corp.	3.375%	11/1/25	140	133
	Stryker Corp.	3.500%	3/15/26	183	175
	Stryker Corp.	3.650%	3/7/28	50	47
	Stryker Corp.	4.100%	4/1/43	75	60
	Stryker Corp.	4.375%	5/15/44	50	42
	Sutter Health	1.321%	8/15/25	500	451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sutter Health	3.695%	8/15/28	75	69
	Sutter Health	4.091%	8/15/48	75	60
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	200
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	393
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	396
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	283
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	406
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	130
	Texas Health Resources	2.328%	11/15/50	300	174
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	250	240
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	233
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	789
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	175
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	182
	Trinity Health Corp.	4.125%	12/1/45	85	72
	UnitedHealth Group Inc.	3.500%	2/15/24	100	98
	UnitedHealth Group Inc.	2.375%	8/15/24	300	288
	UnitedHealth Group Inc.	3.750%	7/15/25	950	925
	UnitedHealth Group Inc.	3.700%	12/15/25	75	73
	UnitedHealth Group Inc.	3.100%	3/15/26	225	213
	UnitedHealth Group Inc.	3.450%	1/15/27	175	165
	UnitedHealth Group Inc.	3.375%	4/15/27	350	330
	UnitedHealth Group Inc.	3.700%	5/15/27	120	114
	UnitedHealth Group Inc.	2.950%	10/15/27	150	137
	UnitedHealth Group Inc.	3.875%	12/15/28	150	141
	UnitedHealth Group Inc.	2.875%	8/15/29	150	131
	UnitedHealth Group Inc.	2.000%	5/15/30	755	609
	UnitedHealth Group Inc.	2.300%	5/15/31	650	523
	UnitedHealth Group Inc.	4.625%	7/15/35	175	161
	UnitedHealth Group Inc.	6.500%	6/15/37	50	54
	UnitedHealth Group Inc.	6.625%	11/15/37	125	137
	UnitedHealth Group Inc.	6.875%	2/15/38	245	271
	UnitedHealth Group Inc.	3.500%	8/15/39	240	188
	UnitedHealth Group Inc.	2.750%	5/15/40	200	140
	UnitedHealth Group Inc.	5.950%	2/15/41	60	61
	UnitedHealth Group Inc.	3.050%	5/15/41	300	219
	UnitedHealth Group Inc.	4.625%	11/15/41	110	99
	UnitedHealth Group Inc.	4.375%	3/15/42	50	43
	UnitedHealth Group Inc.	3.950%	10/15/42	175	142
	UnitedHealth Group Inc.	4.250%	3/15/43	125	106
	UnitedHealth Group Inc.	4.750%	7/15/45	305	275
	UnitedHealth Group Inc.	4.200%	1/15/47	210	173
	UnitedHealth Group Inc.	4.250%	4/15/47	290	242
	UnitedHealth Group Inc.	4.250%	6/15/48	300	249
	UnitedHealth Group Inc.	4.450%	12/15/48	150	127
	UnitedHealth Group Inc.	3.700%	8/15/49	310	234
	UnitedHealth Group Inc.	3.250%	5/15/51	750	523
	UnitedHealth Group Inc.	3.875%	8/15/59	420	314
	UnitedHealth Group Inc.	3.125%	5/15/60	250	161
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	222
	UPMC	3.600%	4/3/25	125	121
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	810
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	158
	Viatris Inc.	1.650%	6/22/25	175	156
	Viatris Inc.	2.300%	6/22/27	175	143
	Viatris Inc.	2.700%	6/22/30	275	204
	Viatris Inc.	4.000%	6/22/50	250	149
	WakeMed	3.286%	10/1/52	200	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	45
	Wyeth LLC	7.250%	3/1/23	250	253
	Wyeth LLC	6.450%	2/1/24	300	306
	Wyeth LLC	6.500%	2/1/34	150	165
	Wyeth LLC	6.000%	2/15/36	85	88
	Wyeth LLC	5.950%	4/1/37	385	405
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	26
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	185
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	234
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	156
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	47
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	118
	Zoetis Inc.	4.500%	11/13/25	100	98
	Zoetis Inc.	3.000%	9/12/27	150	135
	Zoetis Inc.	3.900%	8/20/28	100	93
	Zoetis Inc.	2.000%	5/15/30	150	119
	Zoetis Inc.	4.700%	2/1/43	175	154
	Zoetis Inc.	3.950%	9/12/47	150	118
	Zoetis Inc.	4.450%	8/20/48	75	63
					112,836
Industrials (2.0%)
	3M Co.	3.250%	2/14/24	100	98
	3M Co.	2.000%	2/14/25	150	140
	3M Co.	2.650%	4/15/25	100	94
	3M Co.	3.000%	8/7/25	100	95
	3M Co.	2.250%	9/19/26	150	135
	3M Co.	2.875%	10/15/27	125	112
	3M Co.	3.375%	3/1/29	150	134
	3M Co.	2.375%	8/26/29	360	296
	3M Co.	3.125%	9/19/46	75	50
	3M Co.	3.625%	10/15/47	100	72
	3M Co.	4.000%	9/14/48	250	196
	3M Co.	3.250%	8/26/49	300	202
	3M Co.	3.700%	4/15/50	125	92
	Allegion plc	3.500%	10/1/29	75	63
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	156
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	250	199
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	38	34
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	107	96
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	112	97
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	37	32
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	43	36
	Amphenol Corp.	3.200%	4/1/24	50	49
	Amphenol Corp.	2.050%	3/1/25	40	37
	Amphenol Corp.	4.350%	6/1/29	100	94
	Amphenol Corp.	2.800%	2/15/30	275	231
	Amphenol Corp.	2.200%	9/15/31	100	78
	Block Financial LLC	5.250%	10/1/25	100	99
	Block Financial LLC	3.875%	8/15/30	200	171
	BNSF Funding Trust I	6.613%	12/15/55	65	61
	Boeing Co.	2.800%	3/1/23	400	397
	Boeing Co.	4.508%	5/1/23	625	623

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	1.875%	6/15/23	200	196
Boeing Co.	1.950%	2/1/24	500	480
Boeing Co.	1.433%	2/4/24	500	475
Boeing Co.	2.800%	3/1/24	75	72
Boeing Co.	2.850%	10/30/24	100	95
Boeing Co.	2.500%	3/1/25	145	135
Boeing Co.	4.875%	5/1/25	795	776
Boeing Co.	2.196%	2/4/26	1,200	1,065
Boeing Co.	3.100%	5/1/26	100	91
Boeing Co.	2.250%	6/15/26	50	44
Boeing Co.	2.700%	2/1/27	195	170
Boeing Co.	2.800%	3/1/27	50	44
Boeing Co.	5.040%	5/1/27	360	347
Boeing Co.	3.250%	3/1/28	100	87
Boeing Co.	3.450%	11/1/28	500	432
Boeing Co.	3.200%	3/1/29	200	167
Boeing Co.	2.950%	2/1/30	190	153
Boeing Co.	5.150%	5/1/30	695	644
Boeing Co.	6.125%	2/15/33	75	72
Boeing Co.	3.600%	5/1/34	350	263
Boeing Co.	3.250%	2/1/35	190	134
Boeing Co.	6.625%	2/15/38	50	48
Boeing Co.	3.550%	3/1/38	50	34
Boeing Co.	3.500%	3/1/39	75	50
Boeing Co.	6.875%	3/15/39	100	98
Boeing Co.	5.875%	2/15/40	75	65
Boeing Co.	5.705%	5/1/40	740	646
Boeing Co.	3.375%	6/15/46	75	45
Boeing Co.	3.650%	3/1/47	55	35
Boeing Co.	3.625%	3/1/48	75	46
Boeing Co.	3.850%	11/1/48	60	39
Boeing Co.	3.900%	5/1/49	150	98
Boeing Co.	3.750%	2/1/50	150	97
Boeing Co.	5.805%	5/1/50	530	461
Boeing Co.	3.825%	3/1/59	200	120
Boeing Co.	3.950%	8/1/59	75	47
Boeing Co.	5.930%	5/1/60	735	630
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	198
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	147
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	96
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	73
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	211
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	134
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	117
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	244
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	214
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	172
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	152
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	118
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	91
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	131
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	103
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	66
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	120
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	104
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	306
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	166
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	136
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	130
	Canadian National Railway Co.	2.950%	11/21/24	233	224
	Canadian National Railway Co.	6.250%	8/1/34	75	80
	Canadian National Railway Co.	6.200%	6/1/36	75	79
	Canadian National Railway Co.	6.375%	11/15/37	100	105
	Canadian National Railway Co.	2.450%	5/1/50	425	257
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	160
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	109
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	200
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	253
	Canadian Pacific Railway Co.	3.000%	12/2/41	500	357
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	330
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	114
	Carrier Global Corp.	2.242%	2/15/25	400	374
	Carrier Global Corp.	2.493%	2/15/27	250	222
	Carrier Global Corp.	2.722%	2/15/30	600	495
	Carrier Global Corp.	2.700%	2/15/31	85	68
	Carrier Global Corp.	3.377%	4/5/40	300	217
	Carrier Global Corp.	3.577%	4/5/50	400	276
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	69
	Caterpillar Financial Services Corp.	0.950%	1/10/24	200	192
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	122
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	245
	Caterpillar Financial Services Corp.	0.600%	9/13/24	200	185
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	285
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	463
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	92
	Caterpillar Financial Services Corp.	3.650%	8/12/25	300	292
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	443
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	440
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	92
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	175
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	176
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	284
	Caterpillar Inc.	3.400%	5/15/24	150	147
	Caterpillar Inc.	2.600%	9/19/29	200	173
	Caterpillar Inc.	2.600%	4/9/30	120	102
	Caterpillar Inc.	6.050%	8/15/36	100	107
	Caterpillar Inc.	5.200%	5/27/41	150	149
	Caterpillar Inc.	3.803%	8/15/42	243	200
	Caterpillar Inc.	3.250%	9/19/49	200	148
	Caterpillar Inc.	3.250%	4/9/50	200	148
	Caterpillar Inc.	4.750%	5/15/64	100	90
	Cintas Corp. No. 2	3.700%	4/1/27	175	166
	CNH Industrial Capital LLC	4.200%	1/15/24	675	665
	CNH Industrial Capital LLC	1.450%	7/15/26	200	173
	CNH Industrial NV	3.850%	11/15/27	100	91
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	29	27
	Crane Co.	4.450%	12/15/23	50	50
	Crane Co.	4.200%	3/15/48	125	90
	CSX Corp.	3.400%	8/1/24	62	60
	CSX Corp.	3.350%	11/1/25	150	143
	CSX Corp.	3.250%	6/1/27	150	138
	CSX Corp.	3.800%	3/1/28	350	329
	CSX Corp.	4.250%	3/15/29	200	189
	CSX Corp.	2.400%	2/15/30	172	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.100%	11/15/32	87	79
	CSX Corp.	6.220%	4/30/40	152	159
	CSX Corp.	5.500%	4/15/41	225	219
	CSX Corp.	4.750%	5/30/42	210	186
	CSX Corp.	4.100%	3/15/44	150	120
	CSX Corp.	4.300%	3/1/48	250	206
	CSX Corp.	4.500%	3/15/49	225	191
	CSX Corp.	3.350%	9/15/49	265	186
	CSX Corp.	4.500%	8/1/54	25	21
	CSX Corp.	4.250%	11/1/66	150	114
	CSX Corp.	4.650%	3/1/68	75	61
	Cummins Inc.	0.750%	9/1/25	400	359
	Cummins Inc.	2.600%	9/1/50	200	125
	Deere & Co.	2.750%	4/15/25	100	96
	Deere & Co.	5.375%	10/16/29	125	128
	Deere & Co.	7.125%	3/3/31	100	114
	Deere & Co.	3.900%	6/9/42	250	214
	Deere & Co.	2.875%	9/7/49	200	139
	Deere & Co.	3.750%	4/15/50	175	144
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	72
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	132	113
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	186
	Dover Corp.	3.150%	11/15/25	200	189
	Dover Corp.	2.950%	11/4/29	75	64
	Eaton Corp.	4.150%	3/15/33	236	213
	Eaton Corp.	4.150%	11/2/42	150	123
	Eaton Corp.	4.700%	8/23/52	228	200
	Emerson Electric Co.	2.000%	12/21/28	200	169
	Emerson Electric Co.	1.950%	10/15/30	100	80
	Emerson Electric Co.	2.200%	12/21/31	200	160
	Emerson Electric Co.	2.750%	10/15/50	150	97
	Emerson Electric Co.	2.800%	12/21/51	200	129
	FedEx Corp.	3.250%	4/1/26	100	94
	FedEx Corp.	3.100%	8/5/29	200	172
	FedEx Corp.	4.250%	5/15/30	100	91
	FedEx Corp.	3.900%	2/1/35	200	164
	FedEx Corp.	4.100%	4/15/43	75	56
	FedEx Corp.	4.100%	2/1/45	125	90
	FedEx Corp.	4.750%	11/15/45	250	202
	FedEx Corp.	4.550%	4/1/46	225	178
	FedEx Corp.	4.400%	1/15/47	125	97
	FedEx Corp.	4.050%	2/15/48	200	147
	FedEx Corp.	4.950%	10/17/48	250	211
	FedEx Corp.	5.250%	5/15/50	250	219
	FedEx Corp.	4.500%	2/1/65	60	46
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	446	364
	Fortive Corp.	3.150%	6/15/26	150	138
	Fortive Corp.	4.300%	6/15/46	100	77
	GE Capital Funding LLC	3.450%	5/15/25	445	424
	GE Capital Funding LLC	4.550%	5/15/32	200	185
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,670	1,498
	General Dynamics Corp.	2.375%	11/15/24	320	305
	General Dynamics Corp.	3.250%	4/1/25	150	145
	General Dynamics Corp.	3.500%	5/15/25	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.500%	4/1/27	100	95
	General Dynamics Corp.	2.625%	11/15/27	200	179
	General Dynamics Corp.	3.750%	5/15/28	200	188
	General Dynamics Corp.	3.625%	4/1/30	200	183
	General Dynamics Corp.	4.250%	4/1/40	150	132
	General Dynamics Corp.	3.600%	11/15/42	100	79
	General Electric Co.	5.875%	1/14/38	560	561
	GXO Logistics Inc.	2.650%	7/15/31	250	176
	Honeywell International Inc.	2.300%	8/15/24	425	408
	Honeywell International Inc.	1.350%	6/1/25	275	253
	Honeywell International Inc.	2.500%	11/1/26	50	46
	Honeywell International Inc.	1.100%	3/1/27	250	215
	Honeywell International Inc.	2.700%	8/15/29	100	88
	Honeywell International Inc.	1.950%	6/1/30	1,000	819
	Honeywell International Inc.	1.750%	9/1/31	250	195
	Honeywell International Inc.	5.700%	3/15/37	200	209
	Honeywell International Inc.	5.375%	3/1/41	150	152
	Hubbell Inc.	3.350%	3/1/26	75	71
	Hubbell Inc.	3.150%	8/15/27	50	45
	Hubbell Inc.	3.500%	2/15/28	175	160
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	90
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	162
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	178
	IDEX Corp.	3.000%	5/1/30	75	63
	Illinois Tool Works Inc.	3.500%	3/1/24	200	197
	Illinois Tool Works Inc.	2.650%	11/15/26	300	278
	Illinois Tool Works Inc.	4.875%	9/15/41	75	70
	Illinois Tool Works Inc.	3.900%	9/1/42	250	206
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	192
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	135	120
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	134	110
	John Deere Capital Corp.	3.650%	10/12/23	50	50
	John Deere Capital Corp.	0.900%	1/10/24	300	287
	John Deere Capital Corp.	2.600%	3/7/24	75	73
	John Deere Capital Corp.	2.650%	6/24/24	75	73
	John Deere Capital Corp.	0.625%	9/10/24	200	186
	John Deere Capital Corp.	2.050%	1/9/25	350	330
	John Deere Capital Corp.	1.250%	1/10/25	500	464
	John Deere Capital Corp.	3.450%	3/13/25	300	292
	John Deere Capital Corp.	3.400%	9/11/25	75	72
	John Deere Capital Corp.	0.700%	1/15/26	300	264
	John Deere Capital Corp.	2.650%	6/10/26	100	93
	John Deere Capital Corp.	1.050%	6/17/26	200	175
	John Deere Capital Corp.	2.250%	9/14/26	125	115
	John Deere Capital Corp.	2.800%	9/8/27	150	137
	John Deere Capital Corp.	4.150%	9/15/27	200	194
	John Deere Capital Corp.	3.050%	1/6/28	100	92
	John Deere Capital Corp.	3.450%	3/7/29	50	46
	John Deere Capital Corp.	2.800%	7/18/29	150	132
	John Deere Capital Corp.	2.450%	1/9/30	325	273
	Johnson Controls International plc	3.625%	7/2/24	126	123
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	39
	Johnson Controls International plc	4.625%	7/2/44	175	145
	Johnson Controls International plc	5.125%	9/14/45	14	12
	Johnson Controls International plc	4.500%	2/15/47	100	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson Controls International plc	4.950%	7/2/64	72	58
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	151
	Kansas City Southern	2.875%	11/15/29	100	85
	Kansas City Southern	4.300%	5/15/43	75	60
	Kansas City Southern	4.950%	8/15/45	125	109
	Kansas City Southern	4.700%	5/1/48	225	192
	Kansas City Southern	3.500%	5/1/50	100	70
	Kennametal Inc.	4.625%	6/15/28	120	111
	Keysight Technologies Inc.	4.550%	10/30/24	195	192
	Keysight Technologies Inc.	4.600%	4/6/27	125	121
	Keysight Technologies Inc.	3.000%	10/30/29	100	85
	Kirby Corp.	4.200%	3/1/28	300	268
	L3Harris Technologies Inc.	3.950%	5/28/24	103	101
	L3Harris Technologies Inc.	3.832%	4/27/25	200	193
	L3Harris Technologies Inc.	3.850%	12/15/26	50	47
	L3Harris Technologies Inc.	4.400%	6/15/28	175	165
	L3Harris Technologies Inc.	4.854%	4/27/35	100	91
	L3Harris Technologies Inc.	5.054%	4/27/45	100	88
	Legrand France SA	8.500%	2/15/25	68	74
	Lennox International Inc.	3.000%	11/15/23	100	97
	Lennox International Inc.	1.700%	8/1/27	50	42
	Lockheed Martin Corp.	3.550%	1/15/26	190	184
	Lockheed Martin Corp.	3.900%	6/15/32	100	93
	Lockheed Martin Corp.	3.600%	3/1/35	150	129
	Lockheed Martin Corp.	4.500%	5/15/36	100	92
	Lockheed Martin Corp.	6.150%	9/1/36	300	317
	Lockheed Martin Corp.	4.070%	12/15/42	270	229
	Lockheed Martin Corp.	3.800%	3/1/45	100	80
	Lockheed Martin Corp.	4.700%	5/15/46	275	249
	Lockheed Martin Corp.	2.800%	6/15/50	175	116
	Lockheed Martin Corp.	4.090%	9/15/52	331	276
	Lockheed Martin Corp.	4.150%	6/15/53	250	210
	Lockheed Martin Corp.	4.300%	6/15/62	125	104
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	475	465
	Norfolk Southern Corp.	3.850%	1/15/24	75	74
	Norfolk Southern Corp.	3.650%	8/1/25	50	48
	Norfolk Southern Corp.	2.900%	6/15/26	310	288
	Norfolk Southern Corp.	7.800%	5/15/27	60	66
	Norfolk Southern Corp.	3.150%	6/1/27	125	115
	Norfolk Southern Corp.	3.800%	8/1/28	113	105
	Norfolk Southern Corp.	2.550%	11/1/29	200	169
	Norfolk Southern Corp.	3.000%	3/15/32	200	168
	Norfolk Southern Corp.	4.837%	10/1/41	113	101
	Norfolk Southern Corp.	4.450%	6/15/45	75	63
	Norfolk Southern Corp.	4.650%	1/15/46	75	65
	Norfolk Southern Corp.	4.150%	2/28/48	25	20
	Norfolk Southern Corp.	4.100%	5/15/49	73	58
	Norfolk Southern Corp.	3.400%	11/1/49	75	53
	Norfolk Southern Corp.	3.050%	5/15/50	350	228
	Norfolk Southern Corp.	4.050%	8/15/52	239	185
	Norfolk Southern Corp.	3.155%	5/15/55	438	281
	Norfolk Southern Corp.	4.100%	5/15/21	100	67
	Northrop Grumman Corp.	2.930%	1/15/25	275	263
	Northrop Grumman Corp.	3.200%	2/1/27	150	139
	Northrop Grumman Corp.	3.250%	1/15/28	100	91
	Northrop Grumman Corp.	4.400%	5/1/30	290	274

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northrop Grumman Corp.	5.150%	5/1/40	465	435
Northrop Grumman Corp.	5.050%	11/15/40	150	138
Northrop Grumman Corp.	4.750%	6/1/43	275	242
Northrop Grumman Corp.	4.030%	10/15/47	380	302
Northrop Grumman Corp.	5.250%	5/1/50	310	297
Nvent Finance Sarl	4.550%	4/15/28	100	90
Oshkosh Corp.	4.600%	5/15/28	185	171
Oshkosh Corp.	3.100%	3/1/30	60	48
Otis Worldwide Corp.	2.293%	4/5/27	200	177
Otis Worldwide Corp.	2.565%	2/15/30	300	245
Otis Worldwide Corp.	3.112%	2/15/40	400	282
Otis Worldwide Corp.	3.362%	2/15/50	150	101
PACCAR Financial Corp.	2.150%	8/15/24	75	72
PACCAR Financial Corp.	1.800%	2/6/25	60	56
Parker-Hannifin Corp.	2.700%	6/14/24	110	106
Parker-Hannifin Corp.	3.650%	6/15/24	225	220
Parker-Hannifin Corp.	3.300%	11/21/24	290	280
Parker-Hannifin Corp.	3.250%	3/1/27	125	115
Parker-Hannifin Corp.	3.250%	6/14/29	75	66
Parker-Hannifin Corp.	6.250%	5/15/38	150	152
Parker-Hannifin Corp.	4.450%	11/21/44	200	164
Parker-Hannifin Corp.	4.000%	6/14/49	215	165
Precision Castparts Corp.	3.250%	6/15/25	175	169
Precision Castparts Corp.	4.375%	6/15/45	200	170
Quanta Services Inc.	2.900%	10/1/30	400	322
Raytheon Technologies Corp.	3.200%	3/15/24	175	171
Raytheon Technologies Corp.	3.950%	8/16/25	400	390
Raytheon Technologies Corp.	3.500%	3/15/27	300	281
Raytheon Technologies Corp.	3.125%	5/4/27	225	207
Raytheon Technologies Corp.	7.200%	8/15/27	25	27
Raytheon Technologies Corp.	4.125%	11/16/28	750	702
Raytheon Technologies Corp.	2.250%	7/1/30	300	242
Raytheon Technologies Corp.	1.900%	9/1/31	200	153
Raytheon Technologies Corp.	2.375%	3/15/32	200	158
Raytheon Technologies Corp.	5.400%	5/1/35	150	147
Raytheon Technologies Corp.	6.050%	6/1/36	100	103
Raytheon Technologies Corp.	6.125%	7/15/38	50	51
Raytheon Technologies Corp.	4.450%	11/16/38	175	152
Raytheon Technologies Corp.	4.700%	12/15/41	50	43
Raytheon Technologies Corp.	4.500%	6/1/42	675	583
Raytheon Technologies Corp.	4.800%	12/15/43	65	57
Raytheon Technologies Corp.	4.150%	5/15/45	200	160
Raytheon Technologies Corp.	3.750%	11/1/46	200	150
Raytheon Technologies Corp.	4.350%	4/15/47	250	208
Raytheon Technologies Corp.	4.050%	5/4/47	300	239
Raytheon Technologies Corp.	4.625%	11/16/48	350	302
Raytheon Technologies Corp.	3.125%	7/1/50	300	201
Raytheon Technologies Corp.	2.820%	9/1/51	200	126
Raytheon Technologies Corp.	3.030%	3/15/52	200	131
Republic Services Inc.	2.500%	8/15/24	200	191
Republic Services Inc.	0.875%	11/15/25	500	441
Republic Services Inc.	6.200%	3/1/40	175	179
Republic Services Inc.	5.700%	5/15/41	100	100
Rockwell Automation Inc.	3.500%	3/1/29	100	92
Rockwell Automation Inc.	1.750%	8/15/31	200	153
Rockwell Automation Inc.	4.200%	3/1/49	125	106
Rockwell Automation Inc.	2.800%	8/15/61	200	118
Ryder System Inc.	3.750%	6/9/23	225	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ryder System Inc.	3.650%	3/18/24	150	147
	Ryder System Inc.	2.500%	9/1/24	50	48
	Ryder System Inc.	4.625%	6/1/25	193	189
	Ryder System Inc.	2.900%	12/1/26	100	90
	Snap-on Inc.	3.250%	3/1/27	50	47
	Snap-on Inc.	4.100%	3/1/48	75	64
	Snap-on Inc.	3.100%	5/1/50	75	54
	Southwest Airlines Co.	5.250%	5/4/25	1,000	999
	Southwest Airlines Co.	3.000%	11/15/26	100	91
	Southwest Airlines Co.	5.125%	6/15/27	475	465
	Southwest Airlines Co.	3.450%	11/16/27	50	45
	Southwest Airlines Co.	2.625%	2/10/30	100	80
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	16	14
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	95
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	70
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	350
	Teledyne Technologies Inc.	0.950%	4/1/24	300	280
	Teledyne Technologies Inc.	2.750%	4/1/31	300	237
	Textron Inc.	4.000%	3/15/26	200	191
	Textron Inc.	3.650%	3/15/27	250	231
	Textron Inc.	3.900%	9/17/29	225	200
	Timken Co.	3.875%	9/1/24	100	98
	Timken Co.	4.500%	12/15/28	25	23
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	119
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	363
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	70
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	202
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	60
	Trimble Inc.	4.750%	12/1/24	93	92
	Trimble Inc.	4.900%	6/15/28	50	47
	Tyco Electronics Group SA	3.450%	8/1/24	125	122
	Tyco Electronics Group SA	3.125%	8/15/27	200	184
	Tyco Electronics Group SA	2.500%	2/4/32	200	162
	Tyco Electronics Group SA	7.125%	10/1/37	125	142
	Union Pacific Corp.	3.646%	2/15/24	50	49
	Union Pacific Corp.	3.150%	3/1/24	100	98
	Union Pacific Corp.	3.250%	1/15/25	206	200
	Union Pacific Corp.	3.750%	7/15/25	560	546
	Union Pacific Corp.	2.750%	3/1/26	75	70
	Union Pacific Corp.	2.150%	2/5/27	513	458
	Union Pacific Corp.	2.400%	2/5/30	200	167
	Union Pacific Corp.	2.800%	2/14/32	100	83
	Union Pacific Corp.	3.375%	2/1/35	100	82
	Union Pacific Corp.	2.891%	4/6/36	500	382
	Union Pacific Corp.	3.600%	9/15/37	290	236
	Union Pacific Corp.	3.250%	2/5/50	200	141
	Union Pacific Corp.	2.950%	3/10/52	250	165
	Union Pacific Corp.	4.950%	9/9/52	110	103
	Union Pacific Corp.	3.500%	2/14/53	250	182
	Union Pacific Corp.	3.875%	2/1/55	100	76
	Union Pacific Corp.	3.950%	8/15/59	100	76
	Union Pacific Corp.	3.839%	3/20/60	386	287
	Union Pacific Corp.	2.973%	9/16/62	325	197
	Union Pacific Corp.	3.799%	4/6/71	535	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	45	42
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	62	56
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	59
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	37	29
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	38	29
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	124	109
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	294	250
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	57	49
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	155	136
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	565	542
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	91	73
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	159	147
	United Parcel Service Inc.	2.800%	11/15/24	186	179
	United Parcel Service Inc.	3.900%	4/1/25	300	295
	United Parcel Service Inc.	2.400%	11/15/26	399	367
	United Parcel Service Inc.	3.400%	3/15/29	100	92
	United Parcel Service Inc.	2.500%	9/1/29	100	85
	United Parcel Service Inc.	6.200%	1/15/38	173	187
	United Parcel Service Inc.	5.200%	4/1/40	255	249
	United Parcel Service Inc.	4.875%	11/15/40	75	70
	United Parcel Service Inc.	3.625%	10/1/42	100	79
	United Parcel Service Inc.	3.400%	11/15/46	110	82
	United Parcel Service Inc.	4.250%	3/15/49	125	108
	United Parcel Service Inc.	3.400%	9/1/49	200	151
	United Parcel Service Inc.	5.300%	4/1/50	300	301
	Valmont Industries Inc.	5.000%	10/1/44	150	125
	Valmont Industries Inc.	5.250%	10/1/54	75	64
	Waste Connections Inc.	4.250%	12/1/28	51	48
	Waste Connections Inc.	3.500%	5/1/29	200	180
	Waste Connections Inc.	2.600%	2/1/30	139	116
	Waste Connections Inc.	2.200%	1/15/32	200	155
	Waste Connections Inc.	3.050%	4/1/50	75	50
	Waste Connections Inc.	2.950%	1/15/52	200	130
	Waste Management Inc.	0.750%	11/15/25	100	88
	Waste Management Inc.	3.150%	11/15/27	125	115
	Waste Management Inc.	1.500%	3/15/31	200	152
	Waste Management Inc.	2.950%	6/1/41	200	144
	Waste Management Inc.	2.500%	11/15/50	200	122
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	270
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	336
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	163
	WW Grainger Inc.	1.850%	2/15/25	75	70
	WW Grainger Inc.	3.750%	5/15/46	75	59
	WW Grainger Inc.	4.200%	5/15/47	75	63
	Xylem Inc.	3.250%	11/1/26	100	93

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xylem Inc.	1.950%	1/30/28	100	85
Xylem Inc.	2.250%	1/30/31	100	80
Xylem Inc.	4.375%	11/1/46	100	82
				81,997
Materials (0.8%)
Air Products and Chemicals Inc.	3.350%	7/31/24	500	490
Air Products and Chemicals Inc.	2.050%	5/15/30	200	164
Air Products and Chemicals Inc.	2.700%	5/15/40	200	144
Air Products and Chemicals Inc.	2.800%	5/15/50	200	133
Albemarle Corp.	5.450%	12/1/44	75	67
Albemarle Corp.	5.650%	6/1/52	300	267
Amcor Flexibles North America Inc.	3.100%	9/15/26	50	46
Amcor Flexibles North America Inc.	2.630%	6/19/30	125	99
Amcor Flexibles North America Inc.	2.690%	5/25/31	200	157
AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	163
AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	156
ArcelorMittal SA	4.550%	3/11/26	100	96
ArcelorMittal SA	4.250%	7/16/29	100	90
ArcelorMittal SA	7.000%	10/15/39	100	95
ArcelorMittal SA	6.750%	3/1/41	100	92
Avery Dennison Corp.	4.875%	12/6/28	75	72
Barrick Gold Corp.	6.450%	10/15/35	75	78
Barrick North America Finance LLC	5.700%	5/30/41	450	428
Barrick North America Finance LLC	5.750%	5/1/43	150	141
Berry Global Inc.	0.950%	2/15/24	200	188
Berry Global Inc.	1.570%	1/15/26	400	350
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	128
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	544
Cabot Corp.	4.000%	7/1/29	55	48
Carlisle Cos. Inc.	3.500%	12/1/24	50	48
Carlisle Cos. Inc.	3.750%	12/1/27	125	114
Carlisle Cos. Inc.	2.750%	3/1/30	150	122
Celanese U.S. Holdings LLC	6.330%	7/15/29	200	187
Celanese U.S. Holdings LLC	6.379%	7/15/32	200	186
Celanese US Holdings LLC	3.500%	5/8/24	100	96
Celanese US Holdings LLC	5.900%	7/5/24	200	197
Celanese US Holdings LLC	6.050%	3/15/25	300	293
Celanese US Holdings LLC	6.165%	7/15/27	400	378
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	261
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	147
CF Industries Inc.	5.150%	3/15/34	200	181
CF Industries Inc.	4.950%	6/1/43	300	242
CF Industries Inc.	5.375%	3/15/44	100	85
Dow Chemical Co.	4.550%	11/30/25	10	10
Dow Chemical Co.	4.800%	11/30/28	225	214
Dow Chemical Co.	2.100%	11/15/30	400	307
Dow Chemical Co.	4.250%	10/1/34	106	89
Dow Chemical Co.	9.400%	5/15/39	203	258
Dow Chemical Co.	5.250%	11/15/41	100	90
Dow Chemical Co.	4.625%	10/1/44	200	160
Dow Chemical Co.	5.550%	11/30/48	100	91
DuPont de Nemours Inc.	4.205%	11/15/23	475	472
DuPont de Nemours Inc.	4.493%	11/15/25	350	344
DuPont de Nemours Inc.	4.725%	11/15/28	425	405
DuPont de Nemours Inc.	5.319%	11/15/38	300	273
DuPont de Nemours Inc.	5.419%	11/15/48	475	427
Eastman Chemical Co.	3.800%	3/15/25	200	192
Eastman Chemical Co.	4.800%	9/1/42	225	184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eastman Chemical Co.	4.650%	10/15/44	150	118
Ecolab Inc.	0.900%	12/15/23	100	96
Ecolab Inc.	2.700%	11/1/26	200	185
Ecolab Inc.	1.650%	2/1/27	100	88
Ecolab Inc.	3.250%	12/1/27	100	93
Ecolab Inc.	4.800%	3/24/30	300	293
Ecolab Inc.	1.300%	1/30/31	500	376
Ecolab Inc.	2.125%	2/1/32	100	79
Ecolab Inc.	2.700%	12/15/51	100	64
Ecolab Inc.	2.750%	8/18/55	100	62
EI du Pont de Nemours and Co.	1.700%	7/15/25	100	92
EI du Pont de Nemours and Co.	2.300%	7/15/30	100	82
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	143
FMC Corp.	4.100%	2/1/24	250	247
FMC Corp.	3.200%	10/1/26	50	46
FMC Corp.	3.450%	10/1/29	100	86
FMC Corp.	4.500%	10/1/49	100	77
Freeport-McMoRan Inc.	4.550%	11/14/24	100	99
Freeport-McMoRan Inc.	5.000%	9/1/27	200	194
Freeport-McMoRan Inc.	4.125%	3/1/28	100	90
Freeport-McMoRan Inc.	4.375%	8/1/28	100	91
Freeport-McMoRan Inc.	5.250%	9/1/29	100	93
Freeport-McMoRan Inc.	4.250%	3/1/30	100	86
Freeport-McMoRan Inc.	4.625%	8/1/30	200	177
Freeport-McMoRan Inc.	5.400%	11/14/34	100	89
Freeport-McMoRan Inc.	5.450%	3/15/43	400	330
Georgia-Pacific LLC	8.000%	1/15/24	250	260
Georgia-Pacific LLC	7.375%	12/1/25	100	106
Georgia-Pacific LLC	8.875%	5/15/31	250	304
Huntsman International LLC	2.950%	6/15/31	100	76
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	46
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	68
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	84
International Paper Co.	5.000%	9/15/35	100	92
International Paper Co.	4.800%	6/15/44	200	167
International Paper Co.	4.400%	8/15/47	200	160
Kinross Gold Corp.	5.950%	3/15/24	75	76
Kinross Gold Corp.	4.500%	7/15/27	25	23
Linde Inc.	2.650%	2/5/25	147	141
Linde Inc.	1.100%	8/10/30	500	378
Linde Inc.	3.550%	11/7/42	50	39
LYB International Finance BV	5.250%	7/15/43	200	171
LYB International Finance III LLC	1.250%	10/1/25	491	432
LYB International Finance III LLC	3.375%	10/1/40	200	138
LYB International Finance III LLC	4.200%	10/15/49	135	97
LYB International Finance III LLC	3.625%	4/1/51	400	262
LyondellBasell Industries NV	4.625%	2/26/55	425	320
Martin Marietta Materials Inc.	4.250%	7/2/24	100	98
Martin Marietta Materials Inc.	3.450%	6/1/27	50	46
Martin Marietta Materials Inc.	3.500%	12/15/27	100	92
Martin Marietta Materials Inc.	2.500%	3/15/30	100	80
Martin Marietta Materials Inc.	2.400%	7/15/31	150	116
Martin Marietta Materials Inc.	4.250%	12/15/47	175	134
Martin Marietta Materials Inc.	3.200%	7/15/51	220	138
Mosaic Co.	4.250%	11/15/23	175	174
Mosaic Co.	4.050%	11/15/27	200	187
Mosaic Co.	5.450%	11/15/33	100	94
Mosaic Co.	4.875%	11/15/41	50	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mosaic Co.	5.625%	11/15/43	100	90
Newmont Corp.	2.800%	10/1/29	150	124
Newmont Corp.	2.250%	10/1/30	200	155
Newmont Corp.	2.600%	7/15/32	200	152
Newmont Corp.	5.875%	4/1/35	100	97
Newmont Corp.	6.250%	10/1/39	225	225
Newmont Corp.	5.450%	6/9/44	200	182
Nucor Corp.	2.000%	6/1/25	100	92
Nucor Corp.	3.950%	5/1/28	100	92
Nucor Corp.	2.700%	6/1/30	100	82
Nucor Corp.	3.125%	4/1/32	100	82
Nucor Corp.	2.979%	12/15/55	300	178
Nutrien Ltd.	3.000%	4/1/25	250	239
Nutrien Ltd.	4.000%	12/15/26	50	48
Nutrien Ltd.	2.950%	5/13/30	175	147
Nutrien Ltd.	4.125%	3/15/35	250	213
Nutrien Ltd.	5.625%	12/1/40	275	259
Nutrien Ltd.	4.900%	6/1/43	50	44
Nutrien Ltd.	5.250%	1/15/45	191	170
Nutrien Ltd.	5.000%	4/1/49	100	89
Owens Corning	3.400%	8/15/26	200	185
Owens Corning	3.950%	8/15/29	100	89
Owens Corning	3.875%	6/1/30	50	44
Owens Corning	4.300%	7/15/47	200	149
Owens Corning	4.400%	1/30/48	75	56
Packaging Corp. of America	3.400%	12/15/27	100	91
Packaging Corp. of America	3.000%	12/15/29	140	118
Packaging Corp. of America	4.050%	12/15/49	90	68
Packaging Corp. of America	3.050%	10/1/51	200	126
PPG Industries Inc.	2.400%	8/15/24	200	191
PPG Industries Inc.	2.550%	6/15/30	300	249
Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	178
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	152
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	238
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	82
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	226
Rio Tinto Finance USA plc	4.750%	3/22/42	150	137
Rio Tinto Finance USA plc	4.125%	8/21/42	250	211
Rohm and Haas Co.	7.850%	7/15/29	125	139
RPM International Inc.	3.750%	3/15/27	50	46
RPM International Inc.	4.250%	1/15/48	200	146
Sherwin-Williams Co.	3.125%	6/1/24	325	316
Sherwin-Williams Co.	4.050%	8/8/24	200	197
Sherwin-Williams Co.	3.450%	8/1/25	225	215
Sherwin-Williams Co.	4.250%	8/8/25	200	195
Sherwin-Williams Co.	3.950%	1/15/26	200	193
Sherwin-Williams Co.	3.450%	6/1/27	100	92
Sherwin-Williams Co.	2.950%	8/15/29	200	171
Sherwin-Williams Co.	2.300%	5/15/30	100	80
Sherwin-Williams Co.	4.000%	12/15/42	100	75
Sherwin-Williams Co.	4.550%	8/1/45	90	71
Sherwin-Williams Co.	4.500%	6/1/47	300	245
Sherwin-Williams Co.	3.300%	5/15/50	100	66
Sherwin-Williams Co.	2.900%	3/15/52	100	60
Sonoco Products Co.	3.125%	5/1/30	105	87
Southern Copper Corp.	3.875%	4/23/25	50	48
Southern Copper Corp.	7.500%	7/27/35	100	108
Southern Copper Corp.	6.750%	4/16/40	325	335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Copper Corp.	5.250%	11/8/42	300	263
Southern Copper Corp.	5.875%	4/23/45	200	187
Steel Dynamics Inc.	2.400%	6/15/25	100	92
Steel Dynamics Inc.	3.450%	4/15/30	125	106
Steel Dynamics Inc.	3.250%	1/15/31	100	82
Steel Dynamics Inc.	3.250%	10/15/50	200	122
Suzano Austria GmbH	6.000%	1/15/29	400	374
Suzano Austria GmbH	5.000%	1/15/30	200	173
Suzano Austria GmbH	3.750%	1/15/31	200	156
Suzano Austria GmbH	3.125%	1/15/32	325	233
Teck Resources Ltd.	3.900%	7/15/30	100	85
Teck Resources Ltd.	6.000%	8/15/40	48	42
Vale Overseas Ltd.	6.250%	8/10/26	200	202
Vale Overseas Ltd.	3.750%	7/8/30	100	81
Vale Overseas Ltd.	8.250%	1/17/34	50	55
Vale Overseas Ltd.	6.875%	11/21/36	310	296
Vale Overseas Ltd.	6.875%	11/10/39	650	612
Vale SA	5.625%	9/11/42	75	64
Vulcan Materials Co.	4.500%	4/1/25	200	197
Vulcan Materials Co.	3.500%	6/1/30	150	129
Vulcan Materials Co.	4.500%	6/15/47	125	102
Westlake Corp.	3.600%	8/15/26	300	280
Westlake Corp.	3.375%	6/15/30	100	85
Westlake Corp.	2.875%	8/15/41	100	63
Westlake Corp.	5.000%	8/15/46	200	166
Westlake Corp.	3.125%	8/15/51	200	123
Westlake Corp.	3.375%	8/15/61	100	58
WestRock MWV LLC	7.950%	2/15/31	250	278
WRKCo Inc.	3.000%	9/15/24	250	239
WRKCo Inc.	4.650%	3/15/26	100	98
WRKCo Inc.	3.375%	9/15/27	250	226
WRKCo Inc.	4.900%	3/15/29	200	191
WRKCo Inc.	3.000%	6/15/33	100	77
				32,176
Real Estate (1.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	244
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	165
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	126
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	352
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	94
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	304
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	136
American Homes 4 Rent LP	2.375%	7/15/31	200	151
American Homes 4 Rent LP	3.375%	7/15/51	200	124
American Tower Corp.	5.000%	2/15/24	100	100
American Tower Corp.	3.375%	5/15/24	200	195
American Tower Corp.	2.950%	1/15/25	100	95
American Tower Corp.	4.000%	6/1/25	138	133
American Tower Corp.	1.600%	4/15/26	200	175
American Tower Corp.	1.450%	9/15/26	200	171
American Tower Corp.	3.375%	10/15/26	200	183
American Tower Corp.	2.750%	1/15/27	500	442
American Tower Corp.	3.125%	1/15/27	125	113
American Tower Corp.	3.650%	3/15/27	200	183
American Tower Corp.	1.500%	1/31/28	500	401
American Tower Corp.	3.950%	3/15/29	140	125
American Tower Corp.	3.800%	8/15/29	475	417
American Tower Corp.	2.900%	1/15/30	145	119

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Tower Corp.	2.100%	6/15/30	150	115
American Tower Corp.	2.700%	4/15/31	200	157
American Tower Corp.	2.300%	9/15/31	200	149
American Tower Corp.	4.050%	3/15/32	200	172
American Tower Corp.	3.700%	10/15/49	200	137
American Tower Corp.	3.100%	6/15/50	150	93
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	397
AvalonBay Communities Inc.	3.450%	6/1/25	100	96
AvalonBay Communities Inc.	2.950%	5/11/26	150	139
AvalonBay Communities Inc.	2.900%	10/15/26	50	46
AvalonBay Communities Inc.	3.350%	5/15/27	75	69
AvalonBay Communities Inc.	3.200%	1/15/28	75	68
AvalonBay Communities Inc.	2.050%	1/15/32	300	233
AvalonBay Communities Inc.	3.900%	10/15/46	50	39
AvalonBay Communities Inc.	4.350%	4/15/48	60	50
Boston Properties LP	3.200%	1/15/25	111	106
Boston Properties LP	3.650%	2/1/26	100	94
Boston Properties LP	2.750%	10/1/26	50	45
Boston Properties LP	3.400%	6/21/29	400	339
Boston Properties LP	2.900%	3/15/30	400	321
Brandywine Operating Partnership LP	3.950%	11/15/27	100	88
Brixmor Operating Partnership LP	3.650%	6/15/24	50	48
Brixmor Operating Partnership LP	3.850%	2/1/25	125	120
Brixmor Operating Partnership LP	4.125%	6/15/26	200	187
Brixmor Operating Partnership LP	3.900%	3/15/27	75	68
Brixmor Operating Partnership LP	4.125%	5/15/29	533	463
Brixmor Operating Partnership LP	4.050%	7/1/30	250	211
Camden Property Trust	3.150%	7/1/29	50	44
Camden Property Trust	2.800%	5/15/30	265	223
Camden Property Trust	3.350%	11/1/49	120	84
CBRE Services Inc.	4.875%	3/1/26	125	123
CBRE Services Inc.	2.500%	4/1/31	200	152
Corporate Office Properties LP	2.000%	1/15/29	350	264
Crown Castle International Corp.	3.200%	9/1/24	250	242
Crown Castle International Corp.	1.350%	7/15/25	100	90
Crown Castle International Corp.	4.450%	2/15/26	250	241
Crown Castle International Corp.	3.700%	6/15/26	175	164
Crown Castle International Corp.	2.900%	3/15/27	200	178
Crown Castle International Corp.	3.650%	9/1/27	325	294
Crown Castle International Corp.	3.800%	2/15/28	425	385
Crown Castle International Corp.	3.100%	11/15/29	100	84
Crown Castle International Corp.	3.300%	7/1/30	115	96
Crown Castle International Corp.	2.250%	1/15/31	200	153
Crown Castle International Corp.	2.500%	7/15/31	200	154
Crown Castle International Corp.	2.900%	4/1/41	500	326
Crown Castle International Corp.	4.750%	5/15/47	95	78
Crown Castle International Corp.	5.200%	2/15/49	75	65
Crown Castle International Corp.	4.150%	7/1/50	100	74
Crown Castle International Corp.	3.250%	1/15/51	200	127
CubeSmart LP	4.000%	11/15/25	50	48
CubeSmart LP	3.125%	9/1/26	100	92
CubeSmart LP	2.250%	12/15/28	200	162
CubeSmart LP	4.375%	2/15/29	50	46
CubeSmart LP	2.000%	2/15/31	75	56
CubeSmart LP	2.500%	2/15/32	200	150
Digital Realty Trust LP	4.450%	7/15/28	370	347
Digital Realty Trust LP	3.600%	7/1/29	175	153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duke Realty LP	3.250%	6/30/26	175	162
Duke Realty LP	3.375%	12/15/27	160	145
Duke Realty LP	4.000%	9/15/28	50	46
Duke Realty LP	2.875%	11/15/29	70	60
Duke Realty LP	1.750%	7/1/30	200	155
EPR Properties	4.500%	6/1/27	141	121
EPR Properties	3.600%	11/15/31	375	268
Equinix Inc.	2.625%	11/18/24	200	189
Equinix Inc.	1.250%	7/15/25	100	89
Equinix Inc.	1.000%	9/15/25	500	441
Equinix Inc.	1.450%	5/15/26	200	173
Equinix Inc.	2.900%	11/18/26	100	90
Equinix Inc.	1.800%	7/15/27	100	84
Equinix Inc.	1.550%	3/15/28	500	402
Equinix Inc.	3.200%	11/18/29	250	211
Equinix Inc.	2.150%	7/15/30	250	192
Equinix Inc.	2.500%	5/15/31	200	154
Equinix Inc.	3.000%	7/15/50	100	61
ERP Operating LP	3.375%	6/1/25	125	119
ERP Operating LP	2.850%	11/1/26	50	46
ERP Operating LP	3.500%	3/1/28	100	91
ERP Operating LP	4.150%	12/1/28	70	64
ERP Operating LP	3.000%	7/1/29	75	65
ERP Operating LP	2.500%	2/15/30	150	123
ERP Operating LP	4.500%	7/1/44	150	127
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	78
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.875%	5/1/24	50	49
Essex Portfolio LP	3.500%	4/1/25	166	160
Essex Portfolio LP	3.375%	4/15/26	345	322
Essex Portfolio LP	3.625%	5/1/27	100	93
Essex Portfolio LP	4.000%	3/1/29	100	91
Essex Portfolio LP	3.000%	1/15/30	110	92
Essex Portfolio LP	2.650%	3/15/32	105	82
Essex Portfolio LP	4.500%	3/15/48	120	96
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	45
Federal Realty Investment Trust	3.200%	6/15/29	25	21
Federal Realty Investment Trust	4.500%	12/1/44	150	118
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	98
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	71
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	194
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	167
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	250
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	145
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	164
Healthcare Realty Holdings LP	3.625%	1/15/28	100	88
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	120
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	369
Healthpeak Properties Inc.	3.400%	2/1/25	81	78
Healthpeak Properties Inc.	3.250%	7/15/26	25	23
Healthpeak Properties Inc.	3.500%	7/15/29	125	110
Healthpeak Properties Inc.	3.000%	1/15/30	200	167
Healthpeak Properties Inc.	6.750%	2/1/41	100	102
Highwoods Realty LP	2.600%	2/1/31	250	187
Host Hotels & Resorts LP	2.900%	12/15/31	275	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hudson Pacific Properties LP	3.950%	11/1/27	100	89
Hudson Pacific Properties LP	4.650%	4/1/29	25	22
Hudson Pacific Properties LP	3.250%	1/15/30	60	48
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	160
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	141
Kilroy Realty LP	3.450%	12/15/24	50	48
Kilroy Realty LP	4.750%	12/15/28	50	46
Kilroy Realty LP	4.250%	8/15/29	104	92
Kilroy Realty LP	3.050%	2/15/30	200	160
Kilroy Realty LP	2.650%	11/15/33	500	350
Kimco Realty Corp.	2.800%	10/1/26	125	113
Kimco Realty Corp.	3.800%	4/1/27	75	70
Kimco Realty Corp.	1.900%	3/1/28	500	412
Kimco Realty Corp.	2.700%	10/1/30	100	80
Kimco Realty Corp.	3.200%	4/1/32	500	406
Kimco Realty Corp.	4.600%	2/1/33	200	181
Kimco Realty Corp.	4.125%	12/1/46	50	37
Kimco Realty Corp.	4.450%	9/1/47	50	39
Kite Realty Group LP	4.000%	10/1/26	200	185
Life Storage LP	3.500%	7/1/26	125	117
Life Storage LP	3.875%	12/15/27	150	137
Life Storage LP	4.000%	6/15/29	25	22
Life Storage LP	2.400%	10/15/31	200	151
LXP Industrial Trust	2.375%	10/1/31	200	146
Mid-America Apartments LP	4.300%	10/15/23	150	149
Mid-America Apartments LP	3.750%	6/15/24	50	49
Mid-America Apartments LP	3.600%	6/1/27	250	232
Mid-America Apartments LP	2.750%	3/15/30	150	125
Mid-America Apartments LP	1.700%	2/15/31	150	113
National Retail Properties Inc.	3.500%	10/15/27	350	314
National Retail Properties Inc.	4.300%	10/15/28	25	23
National Retail Properties Inc.	2.500%	4/15/30	75	60
National Retail Properties Inc.	4.800%	10/15/48	50	42
National Retail Properties Inc.	3.100%	4/15/50	50	31
Office Properties Income Trust	4.250%	5/15/24	100	92
Office Properties Income Trust	2.400%	2/1/27	207	149
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	99
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	278
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	203
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	191
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	182
Physicians Realty LP	4.300%	3/15/27	100	94
Physicians Realty LP	3.950%	1/15/28	100	90
Physicians Realty LP	2.625%	11/1/31	500	380
Piedmont Operating Partnership LP	3.400%	6/1/23	75	74
Prologis LP	2.125%	4/15/27	105	93
Prologis LP	3.875%	9/15/28	100	93
Prologis LP	4.375%	2/1/29	200	190
Prologis LP	2.250%	4/15/30	155	127
Prologis LP	1.250%	10/15/30	350	261
Prologis LP	4.375%	9/15/48	75	64
Prologis LP	3.000%	4/15/50	140	93
Public Storage	1.500%	11/9/26	225	198
Public Storage	3.094%	9/15/27	100	92
Public Storage	1.950%	11/9/28	225	187

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Storage	3.385%	5/1/29	100	90
Public Storage	2.250%	11/9/31	225	177
Realty Income Corp.	4.600%	2/6/24	75	75
Realty Income Corp.	3.875%	7/15/24	50	49
Realty Income Corp.	3.875%	4/15/25	225	219
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	120
Realty Income Corp.	3.000%	1/15/27	150	137
Realty Income Corp.	3.950%	8/15/27	450	423
Realty Income Corp.	3.650%	1/15/28	190	175
Realty Income Corp.	3.100%	12/15/29	150	129
Realty Income Corp.	1.800%	3/15/33	500	352
Realty Income Corp.	4.650%	3/15/47	175	153
Regency Centers LP	3.600%	2/1/27	25	23
Regency Centers LP	4.125%	3/15/28	75	69
Regency Centers LP	2.950%	9/15/29	100	83
Regency Centers LP	4.400%	2/1/47	200	155
Regency Centers LP	4.650%	3/15/49	75	59
Rexford Industrial Realty LP	2.150%	9/1/31	200	150
Sabra Health Care LP	5.125%	8/15/26	25	23
Sabra Health Care LP	3.900%	10/15/29	150	123
Sabra Health Care LP	3.200%	12/1/31	200	149
Safehold Operating Partnership LP	2.850%	1/15/32	200	148
Simon Property Group LP	3.750%	2/1/24	150	148
Simon Property Group LP	2.000%	9/13/24	145	137
Simon Property Group LP	3.500%	9/1/25	300	286
Simon Property Group LP	3.300%	1/15/26	195	184
Simon Property Group LP	1.375%	1/15/27	500	427
Simon Property Group LP	1.750%	2/1/28	250	208
Simon Property Group LP	2.650%	7/15/30	200	162
Simon Property Group LP	2.200%	2/1/31	250	192
Simon Property Group LP	2.250%	1/15/32	500	376
Simon Property Group LP	2.650%	2/1/32	100	78
Simon Property Group LP	4.250%	11/30/46	100	78
Simon Property Group LP	3.250%	9/13/49	200	129
Simon Property Group LP	3.800%	7/15/50	200	140
SITE Centers Corp.	3.900%	8/15/24	100	96
SITE Centers Corp.	4.250%	2/1/26	70	66
Spirit Realty LP	3.200%	1/15/27	80	70
Spirit Realty LP	2.100%	3/15/28	300	240
Spirit Realty LP	4.000%	7/15/29	60	52
Spirit Realty LP	3.400%	1/15/30	80	65
STORE Capital Corp.	4.500%	3/15/28	75	72
STORE Capital Corp.	4.625%	3/15/29	100	96
Sun Communities Operating LP	2.300%	11/1/28	200	161
Sun Communities Operating LP	4.200%	4/15/32	200	168
Tanger Properties LP	3.125%	9/1/26	175	158
Tanger Properties LP	3.875%	7/15/27	50	44
UDR Inc.	2.950%	9/1/26	150	136
UDR Inc.	3.500%	7/1/27	150	137
UDR Inc.	3.500%	1/15/28	250	222
UDR Inc.	3.200%	1/15/30	60	51
UDR Inc.	3.000%	8/15/31	65	52
UDR Inc.	1.900%	3/15/33	200	139
UDR Inc.	3.100%	11/1/34	65	50
Ventas Realty LP	3.500%	4/15/24	75	73
Ventas Realty LP	3.750%	5/1/24	200	195
Ventas Realty LP	2.650%	1/15/25	75	71

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	4.125%	1/15/26	75	72
Ventas Realty LP	3.250%	10/15/26	75	69
Ventas Realty LP	3.850%	4/1/27	50	47
Ventas Realty LP	4.000%	3/1/28	125	115
Ventas Realty LP	3.000%	1/15/30	100	83
Ventas Realty LP	4.750%	11/15/30	330	305
Ventas Realty LP	4.875%	4/15/49	80	68
VICI Properties LP	4.750%	2/15/28	200	184
VICI Properties LP	4.950%	2/15/30	200	181
VICI Properties LP	5.125%	5/15/32	200	177
VICI Properties LP	5.625%	5/15/52	100	83
Vornado Realty LP	3.500%	1/15/25	100	93
Welltower Inc.	3.625%	3/15/24	195	191
Welltower Inc.	4.000%	6/1/25	380	365
Welltower Inc.	4.250%	4/1/26	150	144
Welltower Inc.	2.700%	2/15/27	300	268
Welltower Inc.	4.250%	4/15/28	125	116
Welltower Inc.	4.125%	3/15/29	250	227
Welltower Inc.	2.750%	1/15/31	250	197
Welltower Inc.	2.750%	1/15/32	200	156
Welltower Inc.	6.500%	3/15/41	25	25
Welltower Inc.	4.950%	9/1/48	75	64
Weyerhaeuser Co.	4.000%	11/15/29	150	135
Weyerhaeuser Co.	4.000%	4/15/30	200	177
Weyerhaeuser Co.	7.375%	3/15/32	29	31
WP Carey Inc.	4.600%	4/1/24	125	124
WP Carey Inc.	4.000%	2/1/25	50	48
WP Carey Inc.	4.250%	10/1/26	75	71
WP Carey Inc.	2.250%	4/1/33	500	355
				40,778
Technology (2.5%)
Adobe Inc.	1.900%	2/1/25	20	19
Adobe Inc.	3.250%	2/1/25	175	170
Adobe Inc.	2.150%	2/1/27	180	163
Adobe Inc.	2.300%	2/1/30	260	217
Amdocs Ltd.	2.538%	6/15/30	200	158
Analog Devices Inc.	2.950%	4/1/25	85	82
Analog Devices Inc.	3.500%	12/5/26	200	190
Analog Devices Inc.	1.700%	10/1/28	200	167
Analog Devices Inc.	2.800%	10/1/41	200	142
Analog Devices Inc.	2.950%	10/1/51	400	266
Apple Inc.	3.000%	2/9/24	325	319
Apple Inc.	3.450%	5/6/24	75	74
Apple Inc.	2.850%	5/11/24	343	335
Apple Inc.	1.800%	9/11/24	150	143
Apple Inc.	2.750%	1/13/25	275	265
Apple Inc.	1.125%	5/11/25	900	826
Apple Inc.	0.550%	8/20/25	500	448
Apple Inc.	0.700%	2/8/26	500	440
Apple Inc.	3.250%	2/23/26	705	676
Apple Inc.	2.450%	8/4/26	1,450	1,340
Apple Inc.	3.350%	2/9/27	500	478
Apple Inc.	3.200%	5/11/27	775	731
Apple Inc.	2.900%	9/12/27	555	512
Apple Inc.	1.200%	2/8/28	500	419
Apple Inc.	1.400%	8/5/28	475	395
Apple Inc.	2.200%	9/11/29	430	366
Apple Inc.	1.250%	8/20/30	500	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.650%	2/8/31	500	394
	Apple Inc.	1.700%	8/5/31	200	157
	Apple Inc.	4.500%	2/23/36	225	218
	Apple Inc.	2.375%	2/8/41	500	347
	Apple Inc.	3.850%	5/4/43	450	379
	Apple Inc.	4.450%	5/6/44	200	184
	Apple Inc.	3.450%	2/9/45	225	177
	Apple Inc.	4.375%	5/13/45	400	359
	Apple Inc.	4.650%	2/23/46	910	848
	Apple Inc.	3.850%	8/4/46	375	311
	Apple Inc.	3.750%	11/13/47	450	366
	Apple Inc.	2.650%	5/11/50	515	340
	Apple Inc.	2.650%	2/8/51	600	394
	Apple Inc.	2.550%	8/20/60	500	301
	Apple Inc.	2.800%	2/8/61	400	251
	Apple Inc.	2.850%	8/5/61	275	174
	Applied Materials Inc.	3.900%	10/1/25	145	142
	Applied Materials Inc.	3.300%	4/1/27	225	211
	Applied Materials Inc.	1.750%	6/1/30	200	158
	Applied Materials Inc.	5.100%	10/1/35	100	98
	Applied Materials Inc.	5.850%	6/15/41	125	130
	Applied Materials Inc.	4.350%	4/1/47	175	151
	Applied Materials Inc.	2.750%	6/1/50	200	130
	Arrow Electronics Inc.	3.250%	9/8/24	171	164
	Arrow Electronics Inc.	4.000%	4/1/25	50	48
	Arrow Electronics Inc.	3.875%	1/12/28	100	90
	Autodesk Inc.	4.375%	6/15/25	100	98
	Autodesk Inc.	3.500%	6/15/27	75	69
	Autodesk Inc.	2.850%	1/15/30	75	63
	Autodesk Inc.	2.400%	12/15/31	200	156
	Automatic Data Processing Inc.	3.375%	9/15/25	200	194
	Automatic Data Processing Inc.	1.700%	5/15/28	200	171
	Automatic Data Processing Inc.	1.250%	9/1/30	400	309
	Avnet Inc.	4.625%	4/15/26	100	96
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	668
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	133
	Broadcom Inc.	2.250%	11/15/23	200	194
	Broadcom Inc.	3.150%	11/15/25	278	261
[5]	Broadcom Inc.	1.950%	2/15/28	157	129
	Broadcom Inc.	4.110%	9/15/28	428	387
[5]	Broadcom Inc.	4.000%	4/15/29	200	176
	Broadcom Inc.	4.750%	4/15/29	300	280
	Broadcom Inc.	5.000%	4/15/30	250	232
	Broadcom Inc.	4.150%	11/15/30	600	519
[5]	Broadcom Inc.	2.450%	2/15/31	500	376
	Broadcom Inc.	4.300%	11/15/32	400	337
[5]	Broadcom Inc.	3.419%	4/15/33	652	500
[5]	Broadcom Inc.	3.469%	4/15/34	436	328
[5]	Broadcom Inc.	3.187%	11/15/36	50	34
[5]	Broadcom Inc.	4.926%	5/15/37	550	455
[5]	Broadcom Inc.	3.500%	2/15/41	700	472
[5]	Broadcom Inc.	3.750%	2/15/51	500	326
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	93
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	62
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	158
	Cadence Design Systems Inc.	4.375%	10/15/24	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	95
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	88
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	81
	CGI Inc.	1.450%	9/14/26	100	87
	CGI Inc.	2.300%	9/14/31	100	74
	Cisco Systems Inc.	3.625%	3/4/24	275	272
	Cisco Systems Inc.	2.950%	2/28/26	100	95
	Cisco Systems Inc.	2.500%	9/20/26	225	209
	Cisco Systems Inc.	5.500%	1/15/40	400	398
	Citrix Systems Inc.	4.500%	12/1/27	50	50
	Citrix Systems Inc.	3.300%	3/1/30	75	75
	Corning Inc.	4.700%	3/15/37	275	242
	Corning Inc.	5.750%	8/15/40	195	188
	Corning Inc.	3.900%	11/15/49	100	71
	Corning Inc.	4.375%	11/15/57	350	261
	Corning Inc.	5.450%	11/15/79	200	163
	Dell Inc.	7.100%	4/15/28	30	31
	Dell Inc.	6.500%	4/15/38	100	92
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	98
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	202
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,079
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	241
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	101
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	303
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	146
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	183
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	124
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	114
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	171
	DXC Technology Co.	1.800%	9/15/26	200	171
	DXC Technology Co.	2.375%	9/15/28	200	164
	Equifax Inc.	2.600%	12/1/24	75	71
	Equifax Inc.	2.600%	12/15/25	100	92
	Equifax Inc.	3.100%	5/15/30	120	99
	Equifax Inc.	2.350%	9/15/31	200	151
	Fidelity National Information Services Inc.	0.600%	3/1/24	200	188
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	432
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	164
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	90
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	231
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	133
	Fiserv Inc.	3.800%	10/1/23	200	198
	Fiserv Inc.	2.750%	7/1/24	400	384
	Fiserv Inc.	3.850%	6/1/25	400	385
	Fiserv Inc.	3.200%	7/1/26	700	645
	Fiserv Inc.	2.250%	6/1/27	300	259
	Fiserv Inc.	4.200%	10/1/28	200	185
	Fiserv Inc.	3.500%	7/1/29	600	523
	Fiserv Inc.	2.650%	6/1/30	200	162
	Fiserv Inc.	4.400%	7/1/49	415	322
	Flex Ltd.	4.750%	6/15/25	26	25
	Flex Ltd.	4.875%	6/15/29	50	45
	Global Payments Inc.	1.500%	11/15/24	200	184
	Global Payments Inc.	2.650%	2/15/25	337	315
	Global Payments Inc.	4.800%	4/1/26	150	145
	Global Payments Inc.	2.150%	1/15/27	200	171
	Global Payments Inc.	3.200%	8/15/29	310	259
	Global Payments Inc.	2.900%	5/15/30	200	160

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Global Payments Inc.	2.900%	11/15/31	200	153
Global Payments Inc.	5.400%	8/15/32	200	185
Global Payments Inc.	4.150%	8/15/49	200	138
Global Payments Inc.	5.950%	8/15/52	200	176
Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	299
Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	142
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	496
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	134
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	147
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	250
HP Inc.	2.200%	6/17/25	300	278
HP Inc.	1.450%	6/17/26	200	173
HP Inc.	3.000%	6/17/27	350	311
HP Inc.	4.750%	1/15/28	200	188
HP Inc.	4.000%	4/15/29	200	176
HP Inc.	3.400%	6/17/30	500	406
HP Inc.	2.650%	6/17/31	200	147
HP Inc.	4.200%	4/15/32	200	163
HP Inc.	5.500%	1/15/33	200	177
HP Inc.	6.000%	9/15/41	100	87
Intel Corp.	2.875%	5/11/24	250	244
Intel Corp.	3.400%	3/25/25	300	291
Intel Corp.	3.700%	7/29/25	450	438
Intel Corp.	2.600%	5/19/26	210	195
Intel Corp.	3.750%	8/5/27	200	190
Intel Corp.	1.600%	8/12/28	200	166
Intel Corp.	2.450%	11/15/29	375	313
Intel Corp.	3.900%	3/25/30	345	316
Intel Corp.	2.000%	8/12/31	250	194
Intel Corp.	4.150%	8/5/32	200	183
Intel Corp.	4.000%	12/15/32	150	136
Intel Corp.	4.600%	3/25/40	150	132
Intel Corp.	2.800%	8/12/41	200	135
Intel Corp.	4.800%	10/1/41	162	145
Intel Corp.	4.250%	12/15/42	150	124
Intel Corp.	4.100%	5/19/46	250	200
Intel Corp.	4.100%	5/11/47	200	158
Intel Corp.	3.734%	12/8/47	674	500
Intel Corp.	3.250%	11/15/49	300	200
Intel Corp.	4.750%	3/25/50	400	345
Intel Corp.	3.050%	8/12/51	250	160
Intel Corp.	3.100%	2/15/60	300	181
Intel Corp.	3.200%	8/12/61	200	124
Intel Corp.	5.050%	8/5/62	355	308
International Business Machines Corp.	3.625%	2/12/24	450	443
International Business Machines Corp.	3.000%	5/15/24	600	584
International Business Machines Corp.	7.000%	10/30/25	300	318
International Business Machines Corp.	3.450%	2/19/26	285	272
International Business Machines Corp.	3.300%	5/15/26	700	660
International Business Machines Corp.	1.700%	5/15/27	265	228
International Business Machines Corp.	6.220%	8/1/27	75	79
International Business Machines Corp.	6.500%	1/15/28	75	79
International Business Machines Corp.	3.500%	5/15/29	750	678
International Business Machines Corp.	1.950%	5/15/30	265	210
International Business Machines Corp.	4.150%	5/15/39	400	330
International Business Machines Corp.	5.600%	11/30/39	48	47
International Business Machines Corp.	2.850%	5/15/40	165	114
International Business Machines Corp.	4.000%	6/20/42	358	282

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	4.250%	5/15/49	500	395
International Business Machines Corp.	2.950%	5/15/50	165	104
International Business Machines Corp.	3.430%	2/9/52	100	68
Intuit Inc.	0.950%	7/15/25	100	90
Intuit Inc.	1.350%	7/15/27	100	85
Intuit Inc.	1.650%	7/15/30	100	78
Jabil Inc.	3.950%	1/12/28	100	91
Jabil Inc.	3.600%	1/15/30	100	83
Jabil Inc.	3.000%	1/15/31	150	118
Juniper Networks Inc.	3.750%	8/15/29	200	172
Juniper Networks Inc.	5.950%	3/15/41	25	22
KLA Corp.	4.650%	11/1/24	73	73
KLA Corp.	4.100%	3/15/29	150	142
KLA Corp.	4.650%	7/15/32	200	192
KLA Corp.	5.000%	3/15/49	75	69
KLA Corp.	3.300%	3/1/50	150	105
KLA Corp.	4.950%	7/15/52	200	182
KLA Corp.	5.250%	7/15/62	200	184
Kyndryl Holdings Inc.	2.050%	10/15/26	100	80
Kyndryl Holdings Inc.	2.700%	10/15/28	100	74
Kyndryl Holdings Inc.	3.150%	10/15/31	100	66
Kyndryl Holdings Inc.	4.100%	10/15/41	100	57
Lam Research Corp.	3.800%	3/15/25	145	142
Lam Research Corp.	3.750%	3/15/26	150	144
Lam Research Corp.	4.000%	3/15/29	150	140
Lam Research Corp.	1.900%	6/15/30	295	234
Lam Research Corp.	4.875%	3/15/49	125	115
Lam Research Corp.	2.875%	6/15/50	150	98
Lam Research Corp.	3.125%	6/15/60	100	64
Leidos Inc.	3.625%	5/15/25	100	96
Leidos Inc.	4.375%	5/15/30	150	131
Leidos Inc.	2.300%	2/15/31	200	147
Marvell Technology Inc.	2.450%	4/15/28	100	83
Marvell Technology Inc.	4.875%	6/22/28	100	94
Marvell Technology Inc.	2.950%	4/15/31	100	78
Mastercard Inc.	3.375%	4/1/24	300	295
Mastercard Inc.	2.000%	3/3/25	400	377
Mastercard Inc.	2.950%	11/21/26	100	93
Mastercard Inc.	3.300%	3/26/27	200	189
Mastercard Inc.	2.950%	6/1/29	275	245
Mastercard Inc.	3.350%	3/26/30	300	271
Mastercard Inc.	2.000%	11/18/31	200	158
Mastercard Inc.	3.950%	2/26/48	100	82
Mastercard Inc.	3.650%	6/1/49	250	195
Mastercard Inc.	3.850%	3/26/50	200	161
Maxim Integrated Products Inc.	3.450%	6/15/27	100	92
Microchip Technology Inc.	4.250%	9/1/25	200	193
Micron Technology Inc.	4.975%	2/6/26	100	98
Micron Technology Inc.	4.185%	2/15/27	200	187
Micron Technology Inc.	5.327%	2/6/29	150	142
Micron Technology Inc.	4.663%	2/15/30	100	89
Micron Technology Inc.	3.366%	11/1/41	100	64
Micron Technology Inc.	3.477%	11/1/51	100	59
Microsoft Corp.	2.875%	2/6/24	500	490
Microsoft Corp.	3.125%	11/3/25	632	608
Microsoft Corp.	2.400%	8/8/26	805	745
Microsoft Corp.	3.300%	2/6/27	675	643
Microsoft Corp.	3.500%	2/12/35	325	292

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microsoft Corp.	3.450%	8/8/36	425	371
Microsoft Corp.	4.100%	2/6/37	250	231
Microsoft Corp.	3.700%	8/8/46	1,226	1,018
Microsoft Corp.	2.525%	6/1/50	1,478	972
Microsoft Corp.	2.921%	3/17/52	1,364	964
Microsoft Corp.	2.675%	6/1/60	594	376
Microsoft Corp.	3.041%	3/17/62	656	448
Moody's Corp.	4.875%	2/15/24	250	250
Moody's Corp.	3.250%	1/15/28	200	181
Moody's Corp.	2.000%	8/19/31	200	153
Moody's Corp.	2.750%	8/19/41	200	133
Moody's Corp.	4.875%	12/17/48	125	110
Moody's Corp.	3.250%	5/20/50	100	68
Moody's Corp.	3.750%	2/25/52	100	74
Moody's Corp.	2.550%	8/18/60	100	54
Moody's Corp.	3.100%	11/29/61	200	121
Motorola Solutions Inc.	4.000%	9/1/24	26	25
Motorola Solutions Inc.	4.600%	2/23/28	125	118
Motorola Solutions Inc.	5.500%	9/1/44	75	63
NetApp Inc.	3.300%	9/29/24	75	73
NetApp Inc.	1.875%	6/22/25	150	137
NetApp Inc.	2.375%	6/22/27	100	88
NetApp Inc.	2.700%	6/22/30	200	162
NVIDIA Corp.	0.584%	6/14/24	250	234
NVIDIA Corp.	3.200%	9/16/26	200	190
NVIDIA Corp.	1.550%	6/15/28	250	207
NVIDIA Corp.	2.850%	4/1/30	300	257
NVIDIA Corp.	2.000%	6/15/31	250	197
NVIDIA Corp.	3.500%	4/1/40	200	156
NVIDIA Corp.	3.500%	4/1/50	405	298
NVIDIA Corp.	3.700%	4/1/60	113	81
NXP BV / NXP Funding LLC	4.875%	3/1/24	200	198
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	99
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	73
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	402
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	167
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	150
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	200	150
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	131
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	64
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	60
Oracle Corp.	3.400%	7/8/24	450	438
Oracle Corp.	2.950%	11/15/24	425	406
Oracle Corp.	2.500%	4/1/25	919	857
Oracle Corp.	1.650%	3/25/26	500	438
Oracle Corp.	2.650%	7/15/26	2,361	2,125
Oracle Corp.	2.800%	4/1/27	500	442
Oracle Corp.	2.300%	3/25/28	500	417
Oracle Corp.	2.950%	4/1/30	550	444
Oracle Corp.	2.875%	3/25/31	900	709
Oracle Corp.	4.300%	7/8/34	325	265
Oracle Corp.	3.900%	5/15/35	150	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.850%	7/15/36	250	187
	Oracle Corp.	3.800%	11/15/37	525	382
	Oracle Corp.	6.125%	7/8/39	250	227
	Oracle Corp.	3.600%	4/1/40	605	410
	Oracle Corp.	5.375%	7/15/40	400	333
	Oracle Corp.	3.650%	3/25/41	300	204
	Oracle Corp.	4.500%	7/8/44	250	184
	Oracle Corp.	4.125%	5/15/45	425	289
	Oracle Corp.	4.000%	7/15/46	575	389
	Oracle Corp.	4.000%	11/15/47	475	319
	Oracle Corp.	3.600%	4/1/50	920	576
	Oracle Corp.	3.950%	3/25/51	600	398
	Oracle Corp.	4.375%	5/15/55	150	102
	Oracle Corp.	3.850%	4/1/60	500	302
	Oracle Corp.	4.100%	3/25/61	300	190
	PayPal Holdings Inc.	2.400%	10/1/24	100	96
	PayPal Holdings Inc.	1.650%	6/1/25	200	185
	PayPal Holdings Inc.	2.650%	10/1/26	300	275
	PayPal Holdings Inc.	2.850%	10/1/29	400	343
	PayPal Holdings Inc.	2.300%	6/1/30	200	163
	PayPal Holdings Inc.	4.400%	6/1/32	200	186
	PayPal Holdings Inc.	3.250%	6/1/50	310	210
[5]	Qorvo Inc.	1.750%	12/15/24	100	92
	Qorvo Inc.	4.375%	10/15/29	200	171
	QUALCOMM Inc.	2.900%	5/20/24	172	167
	QUALCOMM Inc.	3.450%	5/20/25	200	194
	QUALCOMM Inc.	3.250%	5/20/27	400	375
	QUALCOMM Inc.	1.300%	5/20/28	378	312
	QUALCOMM Inc.	1.650%	5/20/32	414	311
	QUALCOMM Inc.	4.650%	5/20/35	200	188
	QUALCOMM Inc.	4.800%	5/20/45	275	249
	QUALCOMM Inc.	4.300%	5/20/47	350	298
	QUALCOMM Inc.	3.250%	5/20/50	200	145
	QUALCOMM Inc.	4.500%	5/20/52	200	172
	RELX Capital Inc.	4.000%	3/18/29	100	92
	RELX Capital Inc.	3.000%	5/22/30	150	126
	RELX Capital Inc.	4.750%	5/20/32	100	94
	Roper Technologies Inc.	2.350%	9/15/24	125	119
	Roper Technologies Inc.	1.000%	9/15/25	500	444
	Roper Technologies Inc.	3.850%	12/15/25	100	96
	Roper Technologies Inc.	3.800%	12/15/26	145	137
	Roper Technologies Inc.	1.400%	9/15/27	500	413
	Roper Technologies Inc.	4.200%	9/15/28	175	164
	Roper Technologies Inc.	2.950%	9/15/29	125	105
	Roper Technologies Inc.	2.000%	6/30/30	125	96
[5]	S&P Global Inc.	2.450%	3/1/27	250	224
[5]	S&P Global Inc.	4.750%	8/1/28	140	137
[5]	S&P Global Inc.	2.700%	3/1/29	250	216
[5]	S&P Global Inc.	4.250%	5/1/29	100	94
	S&P Global Inc.	2.500%	12/1/29	125	105
	S&P Global Inc.	1.250%	8/15/30	400	301
[5]	S&P Global Inc.	2.900%	3/1/32	300	251
	S&P Global Inc.	3.250%	12/1/49	150	105
[5]	S&P Global Inc.	3.700%	3/1/52	200	151
	S&P Global Inc.	2.300%	8/15/60	100	52
[5]	S&P Global Inc.	3.900%	3/1/62	200	152
	salesforce.com Inc.	3.700%	4/11/28	325	309
	salesforce.com Inc.	1.500%	7/15/28	200	168

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
salesforce.com Inc.	1.950%	7/15/31	300	237
salesforce.com Inc.	2.700%	7/15/41	250	172
salesforce.com Inc.	2.900%	7/15/51	400	264
salesforce.com Inc.	3.050%	7/15/61	250	156
ServiceNow Inc.	1.400%	9/1/30	400	295
Skyworks Solutions Inc.	1.800%	6/1/26	200	174
Teledyne FLIR LLC	2.500%	8/1/30	100	78
Texas Instruments Inc.	2.625%	5/15/24	25	24
Texas Instruments Inc.	1.375%	3/12/25	200	186
Texas Instruments Inc.	1.125%	9/15/26	200	176
Texas Instruments Inc.	2.900%	11/3/27	94	86
Texas Instruments Inc.	2.250%	9/4/29	100	84
Texas Instruments Inc.	1.750%	5/4/30	210	168
Texas Instruments Inc.	1.900%	9/15/31	150	119
Texas Instruments Inc.	3.875%	3/15/39	142	123
Texas Instruments Inc.	4.150%	5/15/48	300	257
Thomson Reuters Corp.	5.500%	8/15/35	75	71
Thomson Reuters Corp.	5.850%	4/15/40	100	96
Thomson Reuters Corp.	5.650%	11/23/43	100	93
TSMC Arizona Corp.	1.750%	10/25/26	400	352
TSMC Arizona Corp.	3.875%	4/22/27	200	191
TSMC Arizona Corp.	2.500%	10/25/31	200	159
TSMC Arizona Corp.	4.250%	4/22/32	200	185
TSMC Arizona Corp.	3.125%	10/25/41	200	149
TSMC Arizona Corp.	3.250%	10/25/51	200	142
TSMC Arizona Corp.	4.500%	4/22/52	200	174
Verisk Analytics Inc.	4.000%	6/15/25	150	145
Verisk Analytics Inc.	4.125%	3/15/29	400	364
Verisk Analytics Inc.	5.500%	6/15/45	50	47
Verisk Analytics Inc.	3.625%	5/15/50	100	69
Visa Inc.	3.150%	12/14/25	925	884
Visa Inc.	1.900%	4/15/27	200	178
Visa Inc.	0.750%	8/15/27	500	420
Visa Inc.	2.750%	9/15/27	150	137
Visa Inc.	1.100%	2/15/31	400	300
Visa Inc.	4.150%	12/14/35	325	297
Visa Inc.	2.700%	4/15/40	200	145
Visa Inc.	4.300%	12/14/45	725	633
Visa Inc.	3.650%	9/15/47	100	79
Visa Inc.	2.000%	8/15/50	300	171
VMware Inc.	4.500%	5/15/25	200	196
VMware Inc.	1.400%	8/15/26	300	257
VMware Inc.	4.650%	5/15/27	100	96
VMware Inc.	3.900%	8/21/27	300	276
VMware Inc.	1.800%	8/15/28	200	158
VMware Inc.	4.700%	5/15/30	500	449
VMware Inc.	2.200%	8/15/31	300	219
Western Digital Corp.	4.750%	2/15/26	500	463
Western Digital Corp.	2.850%	2/1/29	200	155
Western Union Co.	2.850%	1/10/25	108	102
Western Union Co.	1.350%	3/15/26	200	173
Western Union Co.	6.200%	11/17/36	100	94
Western Union Co.	6.200%	6/21/40	35	32
Workday Inc.	3.500%	4/1/27	200	185
Workday Inc.	3.700%	4/1/29	200	179
Workday Inc.	3.800%	4/1/32	300	261
Xilinx Inc.	2.950%	6/1/24	150	146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xilinx Inc.	2.375%	6/1/30	200	165
				99,524
Utilities (2.2%)
AEP Texas Inc.	3.950%	6/1/28	100	92
AEP Texas Inc.	2.100%	7/1/30	200	156
AEP Texas Inc.	3.800%	10/1/47	50	36
AEP Texas Inc.	3.450%	1/15/50	50	34
AEP Transmission Co. LLC	4.000%	12/1/46	75	59
AEP Transmission Co. LLC	3.750%	12/1/47	100	75
AEP Transmission Co. LLC	3.800%	6/15/49	70	53
AEP Transmission Co. LLC	3.150%	9/15/49	70	47
AEP Transmission Co. LLC	4.500%	6/15/52	200	170
AES Corp.	1.375%	1/15/26	300	259
AES Corp.	2.450%	1/15/31	300	230
Alabama Power Co.	1.450%	9/15/30	500	382
Alabama Power Co.	6.125%	5/15/38	50	51
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	61
Alabama Power Co.	3.750%	3/1/45	150	113
Alabama Power Co.	4.300%	1/2/46	250	205
Alabama Power Co.	3.700%	12/1/47	100	75
Alabama Power Co.	4.300%	7/15/48	100	83
Alabama Power Co.	3.450%	10/1/49	550	390
Alabama Power Co.	3.125%	7/15/51	400	270
Alabama Power Co.	3.000%	3/15/52	200	131
Ameren Corp.	2.500%	9/15/24	100	95
Ameren Corp.	3.650%	2/15/26	80	76
Ameren Corp.	1.950%	3/15/27	200	173
Ameren Corp.	3.500%	1/15/31	100	86
Ameren Illinois Co.	3.800%	5/15/28	75	70
Ameren Illinois Co.	3.700%	12/1/47	150	114
Ameren Illinois Co.	3.250%	3/15/50	60	42
American Electric Power Co. Inc.	2.031%	3/15/24	300	287
American Electric Power Co. Inc.	3.200%	11/13/27	75	68
American Electric Power Co. Inc.	4.300%	12/1/28	150	141
American Electric Power Co. Inc.	3.875%	2/15/62	150	118
American Water Capital Corp.	3.400%	3/1/25	125	121
American Water Capital Corp.	2.950%	9/1/27	325	295
American Water Capital Corp.	3.450%	6/1/29	125	111
American Water Capital Corp.	2.800%	5/1/30	100	85
American Water Capital Corp.	6.593%	10/15/37	150	159
American Water Capital Corp.	4.300%	9/1/45	100	82
American Water Capital Corp.	3.750%	9/1/47	100	75
American Water Capital Corp.	4.200%	9/1/48	100	81
American Water Capital Corp.	4.150%	6/1/49	125	100
American Water Capital Corp.	3.450%	5/1/50	100	72
Appalachian Power Co.	3.300%	6/1/27	500	461
Appalachian Power Co.	4.500%	3/1/49	425	345
Appalachian Power Co.	3.700%	5/1/50	100	71
Arizona Public Service Co.	3.150%	5/15/25	100	95
Arizona Public Service Co.	2.950%	9/15/27	50	44
Arizona Public Service Co.	4.500%	4/1/42	225	182
Arizona Public Service Co.	4.350%	11/15/45	125	96
Arizona Public Service Co.	3.750%	5/15/46	125	90
Arizona Public Service Co.	4.250%	3/1/49	100	76
Arizona Public Service Co.	3.500%	12/1/49	60	40
Atmos Energy Corp.	3.000%	6/15/27	100	92
Atmos Energy Corp.	2.625%	9/15/29	50	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	5.500%	6/15/41	200	195
	Atmos Energy Corp.	4.150%	1/15/43	100	83
	Atmos Energy Corp.	4.125%	10/15/44	50	40
	Atmos Energy Corp.	3.375%	9/15/49	400	286
	Atmos Energy Corp.	2.850%	2/15/52	200	127
	Avangrid Inc.	3.150%	12/1/24	230	220
	Avangrid Inc.	3.800%	6/1/29	195	173
	Avista Corp.	4.350%	6/1/48	75	63
	Baltimore Gas and Electric Co.	2.400%	8/15/26	334	304
	Baltimore Gas and Electric Co.	2.250%	6/15/31	100	80
	Baltimore Gas and Electric Co.	3.500%	8/15/46	100	74
	Baltimore Gas and Electric Co.	3.750%	8/15/47	250	192
	Baltimore Gas and Electric Co.	4.250%	9/15/48	50	42
	Baltimore Gas and Electric Co.	3.200%	9/15/49	80	56
	Baltimore Gas and Electric Co.	2.900%	6/15/50	100	65
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	99
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	97
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	113
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	630
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	101
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	225
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	137
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	125
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	37
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	167
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	161
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	170
	Black Hills Corp.	4.250%	11/30/23	100	99
	Black Hills Corp.	1.037%	8/23/24	200	185
	Black Hills Corp.	3.950%	1/15/26	75	72
	Black Hills Corp.	3.150%	1/15/27	75	69
	Black Hills Corp.	3.050%	10/15/29	70	59
	Black Hills Corp.	4.350%	5/1/33	75	66
	Black Hills Corp.	4.200%	9/15/46	50	38
	Black Hills Corp.	3.875%	10/15/49	70	50
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	273
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	56
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	60
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	126
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	66
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	144
	CenterPoint Energy Inc.	2.500%	9/1/24	100	95
	CenterPoint Energy Inc.	1.450%	6/1/26	200	175
	CenterPoint Energy Inc.	4.250%	11/1/28	21	19
	CenterPoint Energy Inc.	2.950%	3/1/30	80	67
	CenterPoint Energy Inc.	2.650%	6/1/31	200	160
	CenterPoint Energy Inc.	3.700%	9/1/49	50	36
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	92
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	77
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	246
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	40
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	93
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	106
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	225
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	74
	CMS Energy Corp.	3.000%	5/15/26	75	69
	CMS Energy Corp.	3.450%	8/15/27	50	45
	CMS Energy Corp.	4.875%	3/1/44	75	64

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CMS Energy Corp.	4.750%	6/1/50	100	86
Commonwealth Edison Co.	2.550%	6/15/26	223	206
Commonwealth Edison Co.	2.950%	8/15/27	75	68
Commonwealth Edison Co.	2.200%	3/1/30	50	41
Commonwealth Edison Co.	5.900%	3/15/36	150	154
Commonwealth Edison Co.	6.450%	1/15/38	175	185
Commonwealth Edison Co.	4.600%	8/15/43	75	66
Commonwealth Edison Co.	4.700%	1/15/44	175	155
Commonwealth Edison Co.	3.700%	3/1/45	75	56
Commonwealth Edison Co.	3.650%	6/15/46	175	133
Commonwealth Edison Co.	3.750%	8/15/47	100	77
Commonwealth Edison Co.	4.000%	3/1/48	150	120
Commonwealth Edison Co.	4.000%	3/1/49	125	100
Commonwealth Edison Co.	3.000%	3/1/50	200	134
Commonwealth Edison Co.	3.850%	3/15/52	200	156
Connecticut Light and Power Co.	0.750%	12/1/25	500	439
Connecticut Light and Power Co.	3.200%	3/15/27	50	47
Connecticut Light and Power Co.	4.300%	4/15/44	150	126
Connecticut Light and Power Co.	4.000%	4/1/48	160	131
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	477
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	188
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	274
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	76
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	97
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	166
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	308
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	110
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	57
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	310
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	193
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	55
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	94
Constellation Energy Generation LLC	6.250%	10/1/39	360	351
Constellation Energy Generation LLC	5.750%	10/1/41	75	69
Constellation Energy Generation LLC	5.600%	6/15/42	155	139
Consumers Energy Co.	3.800%	11/15/28	75	70
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	3.950%	5/15/43	75	60
Consumers Energy Co.	3.250%	8/15/46	50	36
Consumers Energy Co.	3.950%	7/15/47	50	40
Consumers Energy Co.	4.050%	5/15/48	125	102
Consumers Energy Co.	4.350%	4/15/49	80	68
Consumers Energy Co.	3.100%	8/15/50	80	54
Consumers Energy Co.	3.500%	8/1/51	400	295
Consumers Energy Co.	4.200%	9/1/52	84	70
Consumers Energy Co.	2.500%	5/1/60	100	55
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.150%	5/15/45	100	80
Dominion Energy Inc.	3.071%	8/15/24	75	72
Dominion Energy Inc.	3.900%	10/1/25	125	120
Dominion Energy Inc.	1.450%	4/15/26	200	176
Dominion Energy Inc.	2.850%	8/15/26	454	415
Dominion Energy Inc.	4.250%	6/1/28	125	117
Dominion Energy Inc.	3.375%	4/1/30	125	108
Dominion Energy Inc.	2.250%	8/15/31	250	195
Dominion Energy Inc.	4.350%	8/15/32	56	51
Dominion Energy Inc.	6.300%	3/15/33	75	77
Dominion Energy Inc.	5.950%	6/15/35	225	222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominion Energy Inc.	4.900%	8/1/41	280	247
Dominion Energy Inc.	4.050%	9/15/42	300	235
Dominion Energy Inc.	5.750%	10/1/54	100	95
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	79
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	53
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	130
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	72
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	65
DTE Electric Co.	3.650%	3/15/24	250	246
DTE Electric Co.	3.375%	3/1/25	150	145
DTE Electric Co.	2.250%	3/1/30	200	165
DTE Electric Co.	2.625%	3/1/31	100	83
DTE Electric Co.	4.000%	4/1/43	225	183
DTE Electric Co.	3.700%	6/1/46	50	38
DTE Electric Co.	3.750%	8/15/47	100	78
DTE Electric Co.	3.950%	3/1/49	128	104
DTE Electric Co.	2.950%	3/1/50	150	100
DTE Energy Co.	2.529%	10/1/24	100	95
DTE Energy Co.	4.220%	11/1/24	250	245
DTE Energy Co.	1.050%	6/1/25	500	447
DTE Energy Co.	2.850%	10/1/26	300	274
DTE Energy Co.	3.400%	6/15/29	94	82
DTE Energy Co.	2.950%	3/1/30	60	50
Duke Energy Carolinas LLC	2.950%	12/1/26	100	93
Duke Energy Carolinas LLC	3.950%	11/15/28	125	117
Duke Energy Carolinas LLC	6.000%	12/1/28	125	129
Duke Energy Carolinas LLC	2.450%	8/15/29	200	169
Duke Energy Carolinas LLC	2.450%	2/1/30	100	84
Duke Energy Carolinas LLC	2.550%	4/15/31	200	164
Duke Energy Carolinas LLC	6.100%	6/1/37	100	99
Duke Energy Carolinas LLC	6.000%	1/15/38	25	26
Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
Duke Energy Carolinas LLC	5.300%	2/15/40	150	143
Duke Energy Carolinas LLC	4.000%	9/30/42	175	141
Duke Energy Carolinas LLC	3.875%	3/15/46	100	78
Duke Energy Carolinas LLC	3.700%	12/1/47	100	75
Duke Energy Carolinas LLC	3.200%	8/15/49	400	276
Duke Energy Carolinas LLC	3.550%	3/15/52	200	146
Duke Energy Corp.	3.750%	4/15/24	325	319
Duke Energy Corp.	2.650%	9/1/26	80	73
Duke Energy Corp.	3.150%	8/15/27	140	127
Duke Energy Corp.	4.300%	3/15/28	200	188
Duke Energy Corp.	2.450%	6/1/30	100	80
Duke Energy Corp.	2.550%	6/15/31	200	157
Duke Energy Corp.	4.800%	12/15/45	125	104
Duke Energy Corp.	3.750%	9/1/46	280	198
Duke Energy Corp.	4.200%	6/15/49	115	88
Duke Energy Corp.	3.500%	6/15/51	140	94
Duke Energy Corp.	5.000%	8/15/52	100	85
Duke Energy Corp.	3.250%	1/15/82	200	147
Duke Energy Florida LLC	3.800%	7/15/28	100	94
Duke Energy Florida LLC	2.500%	12/1/29	425	359
Duke Energy Florida LLC	1.750%	6/15/30	100	78
Duke Energy Florida LLC	2.400%	12/15/31	200	159
Duke Energy Florida LLC	6.350%	9/15/37	225	234
Duke Energy Florida LLC	6.400%	6/15/38	200	214
Duke Energy Florida LLC	3.850%	11/15/42	200	156
Duke Energy Florida LLC	3.400%	10/1/46	100	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	4.200%	7/15/48	200	164
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	99	90
	Duke Energy Indiana LLC	6.350%	8/15/38	740	765
	Duke Energy Indiana LLC	3.750%	5/15/46	225	168
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	80
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Progress LLC	3.700%	9/1/28	175	163
	Duke Energy Progress LLC	3.450%	3/15/29	125	113
	Duke Energy Progress LLC	2.000%	8/15/31	200	155
	Duke Energy Progress LLC	4.375%	3/30/44	300	250
	Duke Energy Progress LLC	4.150%	12/1/44	100	81
	Duke Energy Progress LLC	3.700%	10/15/46	50	38
	Duke Energy Progress LLC	3.600%	9/15/47	100	75
	Duke Energy Progress LLC	2.900%	8/15/51	434	282
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	93	83
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	76
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	72
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	95
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	130
	Edison International	3.125%	11/15/22	80	80
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	50	49
	El Paso Electric Co.	5.000%	12/1/44	75	66
	Emera US Finance LP	3.550%	6/15/26	150	140
	Emera US Finance LP	4.750%	6/15/46	245	193
	Enel Chile SA	4.875%	6/12/28	125	116
	Entergy Arkansas LLC	3.500%	4/1/26	50	48
	Entergy Arkansas LLC	2.650%	6/15/51	500	302
	Entergy Corp.	2.950%	9/1/26	200	183
	Entergy Corp.	2.800%	6/15/30	100	81
	Entergy Corp.	3.750%	6/15/50	300	213
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	225
	Entergy Louisiana LLC	0.950%	10/1/24	200	185
	Entergy Louisiana LLC	5.400%	11/1/24	382	385
	Entergy Louisiana LLC	2.400%	10/1/26	75	67
	Entergy Louisiana LLC	3.120%	9/1/27	100	91
	Entergy Louisiana LLC	3.050%	6/1/31	100	84
	Entergy Louisiana LLC	4.000%	3/15/33	150	133
	Entergy Louisiana LLC	4.950%	1/15/45	150	134
	Entergy Louisiana LLC	4.200%	9/1/48	167	135
	Entergy Louisiana LLC	4.200%	4/1/50	100	80
	Entergy Louisiana LLC	2.900%	3/15/51	121	77
	Entergy Mississippi LLC	2.850%	6/1/28	125	109
	Entergy Texas Inc.	1.750%	3/15/31	500	377
	Essential Utilities Inc.	3.566%	5/1/29	75	66
	Essential Utilities Inc.	2.704%	4/15/30	100	82
	Essential Utilities Inc.	4.276%	5/1/49	85	66
	Essential Utilities Inc.	3.351%	4/15/50	200	132
	Evergy Inc.	2.450%	9/15/24	200	189
	Evergy Inc.	2.900%	9/15/29	150	124
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	137
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	92
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	162
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	80
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	68
	Evergy Metro Inc.	2.250%	6/1/30	100	81
	Evergy Metro Inc.	5.300%	10/1/41	100	93
	Evergy Metro Inc.	4.200%	6/15/47	100	82
	Eversource Energy	3.800%	12/1/23	75	74
	Eversource Energy	2.900%	10/1/24	50	48
	Eversource Energy	3.150%	1/15/25	168	161
	Eversource Energy	3.300%	1/15/28	100	90
	Eversource Energy	4.250%	4/1/29	200	185
	Eversource Energy	3.450%	1/15/50	200	139
	Exelon Corp.	3.950%	6/15/25	200	193
	Exelon Corp.	3.400%	4/15/26	200	188
[5]	Exelon Corp.	2.750%	3/15/27	250	225
	Exelon Corp.	4.050%	4/15/30	250	227
	Exelon Corp.	4.950%	6/15/35	225	204
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	130
	Exelon Corp.	4.450%	4/15/46	175	143
[5]	Exelon Corp.	4.100%	3/15/52	250	193
	Florida Power & Light Co.	3.250%	6/1/24	25	24
	Florida Power & Light Co.	2.850%	4/1/25	300	287
	Florida Power & Light Co.	2.450%	2/3/32	200	163
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.960%	4/1/39	375	389
	Florida Power & Light Co.	4.125%	2/1/42	170	142
	Florida Power & Light Co.	4.050%	6/1/42	125	104
	Florida Power & Light Co.	3.800%	12/15/42	75	61
	Florida Power & Light Co.	3.700%	12/1/47	150	117
	Florida Power & Light Co.	3.950%	3/1/48	325	261
	Florida Power & Light Co.	3.150%	10/1/49	555	392
	Florida Power & Light Co.	2.875%	12/4/51	500	330
	Fortis Inc.	3.055%	10/4/26	295	269
	Georgia Power Co.	2.200%	9/15/24	225	213
	Georgia Power Co.	3.250%	4/1/26	100	94
	Georgia Power Co.	4.750%	9/1/40	175	146
	Georgia Power Co.	4.300%	3/15/43	100	79
	Gulf Power Co.	3.300%	5/30/27	50	46
	Iberdrola International BV	6.750%	7/15/36	75	78
	Indiana Michigan Power Co.	3.850%	5/15/28	250	232
	Indiana Michigan Power Co.	3.750%	7/1/47	150	111
	Indiana Michigan Power Co.	4.250%	8/15/48	100	79
	Interstate Power and Light Co.	3.250%	12/1/24	202	195
	Interstate Power and Light Co.	4.100%	9/26/28	125	118
	Interstate Power and Light Co.	3.600%	4/1/29	60	54
	Interstate Power and Light Co.	2.300%	6/1/30	100	80
	Interstate Power and Light Co.	6.250%	7/15/39	50	51
	Interstate Power and Light Co.	3.700%	9/15/46	75	55
	ITC Holdings Corp.	3.650%	6/15/24	75	73
	ITC Holdings Corp.	3.350%	11/15/27	100	91
	ITC Holdings Corp.	5.300%	7/1/43	200	177
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	63	58
	Kentucky Utilities Co.	5.125%	11/1/40	125	115
	Kentucky Utilities Co.	4.375%	10/1/45	100	83
	Kentucky Utilities Co.	3.300%	6/1/50	200	139
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	71
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	138
	MidAmerican Energy Co.	3.500%	10/15/24	179	175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MidAmerican Energy Co.	3.100%	5/1/27	150	139
MidAmerican Energy Co.	3.650%	4/15/29	200	185
MidAmerican Energy Co.	6.750%	12/30/31	125	138
MidAmerican Energy Co.	5.750%	11/1/35	125	127
MidAmerican Energy Co.	4.800%	9/15/43	100	89
MidAmerican Energy Co.	3.950%	8/1/47	100	79
MidAmerican Energy Co.	4.250%	7/15/49	200	166
Mississippi Power Co.	4.250%	3/15/42	100	79
National Fuel Gas Co.	5.500%	1/15/26	50	49
National Fuel Gas Co.	4.750%	9/1/28	50	46
National Fuel Gas Co.	2.950%	3/1/31	100	78
National Grid USA	5.803%	4/1/35	50	46
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	757
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	87
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	138
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	93
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	91
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	82
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	73
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	182
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	48
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	68
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	334
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	82
Nevada Power Co.	3.700%	5/1/29	200	183
Nevada Power Co.	2.400%	5/1/30	75	62
Nevada Power Co.	6.750%	7/1/37	75	80
Nevada Power Co.	3.125%	8/1/50	150	97
NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	300	292
NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	150	148
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	148
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	231
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	224
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	249
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	89
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	84
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	399
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	101
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	87
NiSource Inc.	0.950%	8/15/25	500	444
NiSource Inc.	3.490%	5/15/27	250	230
NiSource Inc.	2.950%	9/1/29	200	169
NiSource Inc.	3.600%	5/1/30	200	174
NiSource Inc.	1.700%	2/15/31	500	369
NiSource Inc.	5.950%	6/15/41	77	74
NiSource Inc.	4.800%	2/15/44	125	105
NiSource Inc.	5.650%	2/1/45	100	94

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NiSource Inc.	4.375%	5/15/47	250	198
NiSource Inc.	3.950%	3/30/48	200	149
Northern States Power Co.	6.250%	6/1/36	75	80
Northern States Power Co.	6.200%	7/1/37	50	53
Northern States Power Co.	5.350%	11/1/39	175	173
Northern States Power Co.	3.400%	8/15/42	105	80
Northern States Power Co.	4.000%	8/15/45	50	41
Northern States Power Co.	2.900%	3/1/50	250	167
Northern States Power Co.	2.600%	6/1/51	100	62
NSTAR Electric Co.	3.200%	5/15/27	125	116
NSTAR Electric Co.	3.250%	5/15/29	50	45
NSTAR Electric Co.	5.500%	3/15/40	75	74
NSTAR Electric Co.	4.950%	9/15/52	74	69
Oglethorpe Power Corp.	5.950%	11/1/39	50	47
Oglethorpe Power Corp.	5.375%	11/1/40	175	152
Ohio Edison Co.	6.875%	7/15/36	100	107
Ohio Power Co.	4.150%	4/1/48	100	80
Ohio Power Co.	4.000%	6/1/49	240	185
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	69
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	87
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	39
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	57
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	97
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	72
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	46
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	171
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	148
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	120
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	36
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	78
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	40
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	157
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	250	173
Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	159
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	61
ONE Gas Inc.	2.000%	5/15/30	100	79
ONE Gas Inc.	4.658%	2/1/44	125	105
ONE Gas Inc.	4.500%	11/1/48	75	59
Pacific Gas and Electric Co.	1.700%	11/15/23	200	191
Pacific Gas and Electric Co.	3.850%	11/15/23	985	966
Pacific Gas and Electric Co.	3.450%	7/1/25	200	186
Pacific Gas and Electric Co.	3.150%	1/1/26	300	269
Pacific Gas and Electric Co.	3.300%	12/1/27	800	676
Pacific Gas and Electric Co.	3.000%	6/15/28	200	165
Pacific Gas and Electric Co.	3.750%	7/1/28	300	252
Pacific Gas and Electric Co.	4.550%	7/1/30	700	600
Pacific Gas and Electric Co.	4.500%	7/1/40	500	364
Pacific Gas and Electric Co.	4.750%	2/15/44	500	360
Pacific Gas and Electric Co.	4.300%	3/15/45	200	134
Pacific Gas and Electric Co.	4.950%	7/1/50	575	423
Pacific Gas and Electric Co.	3.500%	8/1/50	500	305
PacifiCorp	3.600%	4/1/24	125	123
PacifiCorp	3.500%	6/15/29	100	90
PacifiCorp	2.700%	9/15/30	50	42
PacifiCorp	7.700%	11/15/31	450	519
PacifiCorp	5.250%	6/15/35	56	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	6.100%	8/1/36	100	100
	PacifiCorp	6.250%	10/15/37	125	128
	PacifiCorp	6.350%	7/15/38	75	78
	PacifiCorp	6.000%	1/15/39	300	299
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	100	80
	PacifiCorp	4.150%	2/15/50	200	161
	PacifiCorp	3.300%	3/15/51	100	70
	PECO Energy Co.	3.900%	3/1/48	75	59
	PECO Energy Co.	2.800%	6/15/50	200	129
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	70
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	150	142
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	50	48
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	91
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	70
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	71
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	218
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	100	95
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	88
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	72
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	97
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	41
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	53
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	66
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	179
	Potomac Electric Power Co.	6.500%	11/15/37	250	270
	Potomac Electric Power Co.	4.150%	3/15/43	150	123
	PPL Capital Funding Inc.	3.100%	5/15/26	100	92
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	104
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	41
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	125
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	60
	Progress Energy Inc.	7.000%	10/30/31	119	127
	Progress Energy Inc.	6.000%	12/1/39	125	121
	Public Service Co. of Colorado	3.700%	6/15/28	75	70
	Public Service Co. of Colorado	1.900%	1/15/31	100	79
	Public Service Co. of Colorado	1.875%	6/15/31	200	157
	Public Service Co. of Colorado	3.600%	9/15/42	175	135
	Public Service Co. of Colorado	4.100%	6/15/48	75	61
	Public Service Co. of Colorado	2.700%	1/15/51	100	64
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	49
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	56
	Public Service Electric and Gas Co.	3.000%	5/15/25	80	76
	Public Service Electric and Gas Co.	2.250%	9/15/26	250	226
	Public Service Electric and Gas Co.	3.000%	5/15/27	75	69
	Public Service Electric and Gas Co.	3.200%	5/15/29	70	63
	Public Service Electric and Gas Co.	2.450%	1/15/30	50	42
	Public Service Electric and Gas Co.	3.800%	3/1/46	250	196
	Public Service Electric and Gas Co.	3.850%	5/1/49	200	157
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	138
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	271
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	375
	Puget Energy Inc.	3.650%	5/15/25	400	379
	Puget Energy Inc.	4.100%	6/15/30	100	88
	Puget Sound Energy Inc.	6.274%	3/15/37	125	129
	Puget Sound Energy Inc.	5.757%	10/1/39	125	123
	Puget Sound Energy Inc.	4.300%	5/20/45	100	82
	Puget Sound Energy Inc.	4.223%	6/15/48	125	103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puget Sound Energy Inc.	3.250%	9/15/49	90	61
San Diego Gas & Electric Co.	2.500%	5/15/26	250	230
San Diego Gas & Electric Co.	1.700%	10/1/30	500	386
San Diego Gas & Electric Co.	3.000%	3/15/32	100	83
San Diego Gas & Electric Co.	4.500%	8/15/40	100	86
San Diego Gas & Electric Co.	3.750%	6/1/47	75	56
San Diego Gas & Electric Co.	4.150%	5/15/48	75	62
San Diego Gas & Electric Co.	3.320%	4/15/50	100	70
San Diego Gas & Electric Co.	3.700%	3/15/52	100	76
SCE Recovery Funding LLC	2.943%	11/15/44	50	39
Sempra Energy	3.300%	4/1/25	200	190
Sempra Energy	3.250%	6/15/27	150	137
Sempra Energy	3.400%	2/1/28	200	181
Sempra Energy	3.800%	2/1/38	200	156
Sempra Energy	6.000%	10/15/39	150	146
Sempra Energy	4.000%	2/1/48	175	131
Sempra Energy	4.125%	4/1/52	200	159
Sierra Pacific Power Co.	2.600%	5/1/26	100	92
Southern California Edison Co.	3.500%	10/1/23	175	173
Southern California Edison Co.	1.100%	4/1/24	200	189
Southern California Edison Co.	3.700%	8/1/25	150	144
Southern California Edison Co.	3.650%	3/1/28	100	91
Southern California Edison Co.	4.200%	3/1/29	75	69
Southern California Edison Co.	6.650%	4/1/29	75	76
Southern California Edison Co.	2.850%	8/1/29	275	231
Southern California Edison Co.	2.250%	6/1/30	300	237
Southern California Edison Co.	2.500%	6/1/31	200	158
Southern California Edison Co.	2.750%	2/1/32	130	103
Southern California Edison Co.	5.750%	4/1/35	75	71
Southern California Edison Co.	5.350%	7/15/35	200	186
Southern California Edison Co.	5.625%	2/1/36	125	117
Southern California Edison Co.	5.500%	3/15/40	100	91
Southern California Edison Co.	4.500%	9/1/40	275	222
Southern California Edison Co.	4.050%	3/15/42	208	155
Southern California Edison Co.	3.900%	3/15/43	100	73
Southern California Edison Co.	4.000%	4/1/47	335	245
Southern California Edison Co.	4.125%	3/1/48	350	260
Southern California Edison Co.	4.875%	3/1/49	100	83
Southern California Edison Co.	3.650%	6/1/51	200	139
Southern California Edison Co.	3.450%	2/1/52	200	135
Southern California Gas Co.	2.600%	6/15/26	405	371
Southern California Gas Co.	2.950%	4/15/27	200	183
Southern California Gas Co.	2.550%	2/1/30	150	126
Southern California Gas Co.	3.750%	9/15/42	75	56
Southern California Gas Co.	4.125%	6/1/48	75	59
Southern California Gas Co.	3.950%	2/15/50	70	53
Southern Co.	4.475%	8/1/24	200	197
Southern Co.	3.250%	7/1/26	350	325
Southern Co.	5.113%	8/1/27	200	194
Southern Co.	1.750%	3/15/28	300	246
Southern Co.	4.250%	7/1/36	200	169
Southern Co.	4.400%	7/1/46	360	283
Southern Co.	4.000%	1/15/51	300	269
Southern Co.	3.750%	9/15/51	200	164
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	70
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	370
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	72
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	74
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	78
Southern Power Co.	4.150%	12/1/25	100	97
Southern Power Co.	5.150%	9/15/41	100	88
Southern Power Co.	5.250%	7/15/43	50	43
Southern Power Co.	4.950%	12/15/46	75	63
Southwest Gas Corp.	3.700%	4/1/28	50	45
Southwest Gas Corp.	4.050%	3/15/32	200	169
Southwest Gas Corp.	3.800%	9/29/46	75	50
Southwest Gas Corp.	4.150%	6/1/49	25	18
Southwestern Electric Power Co.	2.750%	10/1/26	545	494
Southwestern Electric Power Co.	4.100%	9/15/28	100	92
Southwestern Electric Power Co.	6.200%	3/15/40	75	73
Southwestern Electric Power Co.	3.900%	4/1/45	200	146
Southwestern Electric Power Co.	3.850%	2/1/48	325	234
Southwestern Electric Power Co.	3.250%	11/1/51	200	128
Southwestern Public Service Co.	3.300%	6/15/24	165	161
Southwestern Public Service Co.	4.500%	8/15/41	100	86
Southwestern Public Service Co.	3.400%	8/15/46	275	197
Southwestern Public Service Co.	3.700%	8/15/47	75	56
Southwestern Public Service Co.	4.400%	11/15/48	275	229
Southwestern Public Service Co.	3.750%	6/15/49	75	57
Southwestern Public Service Co.	3.150%	5/1/50	100	69
Tampa Electric Co.	4.100%	6/15/42	50	40
Tampa Electric Co.	4.350%	5/15/44	50	41
Tampa Electric Co.	4.300%	6/15/48	75	62
Tampa Electric Co.	4.450%	6/15/49	125	105
Tampa Electric Co.	3.625%	6/15/50	50	37
Toledo Edison Co.	6.150%	5/15/37	75	77
Tucson Electric Power Co.	3.050%	3/15/25	50	48
Union Electric Co.	3.500%	4/15/24	250	245
Union Electric Co.	2.950%	3/15/30	500	433
Union Electric Co.	2.150%	3/15/32	200	155
Union Electric Co.	8.450%	3/15/39	150	183
Union Electric Co.	3.650%	4/15/45	125	94
Union Electric Co.	4.000%	4/1/48	275	219
Union Electric Co.	3.250%	10/1/49	100	70
Union Electric Co.	3.900%	4/1/52	100	79
Veolia Environnement SA	6.750%	6/1/38	39	42
Virginia Electric and Power Co.	3.450%	2/15/24	50	49
Virginia Electric and Power Co.	2.950%	11/15/26	276	254
Virginia Electric and Power Co.	3.500%	3/15/27	250	234
Virginia Electric and Power Co.	3.800%	4/1/28	150	140
Virginia Electric and Power Co.	2.875%	7/15/29	275	239
Virginia Electric and Power Co.	2.300%	11/15/31	200	159
Virginia Electric and Power Co.	2.400%	3/30/32	200	159
Virginia Electric and Power Co.	6.000%	1/15/36	125	126
Virginia Electric and Power Co.	6.000%	5/15/37	150	151
Virginia Electric and Power Co.	6.350%	11/30/37	50	52
Virginia Electric and Power Co.	4.000%	1/15/43	400	314
Virginia Electric and Power Co.	4.450%	2/15/44	475	400
Virginia Electric and Power Co.	4.200%	5/15/45	75	60
Virginia Electric and Power Co.	4.000%	11/15/46	100	79
Virginia Electric and Power Co.	3.800%	9/15/47	100	77
Virginia Electric and Power Co.	4.600%	12/1/48	175	152
Virginia Electric and Power Co.	3.300%	12/1/49	210	148
Virginia Electric and Power Co.	2.950%	11/15/51	200	130
Washington Gas Light Co.	3.796%	9/15/46	100	77

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Gas Light Co.	3.650%	9/15/49	30	22
WEC Energy Group Inc.	3.550%	6/15/25	48	46
WEC Energy Group Inc.	1.375%	10/15/27	500	412
WEC Energy Group Inc.	2.200%	12/15/28	200	165
Wisconsin Electric Power Co.	2.050%	12/15/24	100	94
Wisconsin Electric Power Co.	4.300%	10/15/48	100	82
Wisconsin Power and Light Co.	6.375%	8/15/37	100	105
Wisconsin Power and Light Co.	3.650%	4/1/50	50	37
Xcel Energy Inc.	3.300%	6/1/25	325	310
Xcel Energy Inc.	3.350%	12/1/26	75	70
Xcel Energy Inc.	1.750%	3/15/27	200	173
Xcel Energy Inc.	4.000%	6/15/28	75	70
Xcel Energy Inc.	2.600%	12/1/29	200	166
Xcel Energy Inc.	3.400%	6/1/30	250	218
Xcel Energy Inc.	4.600%	6/1/32	200	185
Xcel Energy Inc.	3.500%	12/1/49	100	71
				88,244
Total Corporate Bonds (Cost $1,256,032)				1,064,362
Sovereign Bonds (3.5%)
African Development Bank	0.875%	3/23/26	600	533
African Development Bank	0.875%	7/22/26	400	352
Asian Development Bank	0.250%	10/6/23	600	576
Asian Development Bank	2.625%	1/30/24	1,000	978
Asian Development Bank	0.375%	6/11/24	1,200	1,123
Asian Development Bank	4.125%	9/27/24	325	323
Asian Development Bank	0.625%	10/8/24	700	651
Asian Development Bank	1.500%	10/18/24	500	473
Asian Development Bank	2.000%	1/22/25	300	285
Asian Development Bank	0.625%	4/29/25	700	637
Asian Development Bank	2.875%	5/6/25	405	390
Asian Development Bank	0.375%	9/3/25	1,000	892
Asian Development Bank	0.500%	2/4/26	850	749
Asian Development Bank	2.000%	4/24/26	100	92
Asian Development Bank	2.625%	1/12/27	200	188
Asian Development Bank	1.500%	1/20/27	1,125	1,006
Asian Development Bank	2.375%	8/10/27	275	253
Asian Development Bank	6.220%	8/15/27	100	107
Asian Development Bank	3.125%	8/20/27	725	691
Asian Development Bank	2.500%	11/2/27	673	620
Asian Development Bank	1.250%	6/9/28	210	179
Asian Development Bank	5.820%	6/16/28	148	159
Asian Development Bank	3.125%	9/26/28	130	122
Asian Development Bank	1.750%	9/19/29	200	172
Asian Development Bank	1.875%	1/24/30	200	172
Asian Development Bank	0.750%	10/8/30	500	387
Asian Development Bank	1.500%	3/4/31	500	411
Asian Development Bank	3.125%	4/27/32	400	372
Asian Development Bank	3.875%	9/28/32	225	221
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	483
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	360
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	194
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	526
Canada	1.625%	1/22/25	550	518
Canada	2.875%	4/28/25	520	502
Canada	0.750%	5/19/26	800	705
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	52
Corp. Andina de Fomento	3.750%	11/23/23	925	914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	1.250%	10/26/24	300	278
	Corp. Andina de Fomento	2.250%	2/8/27	210	188
	Council of Europe Development Bank	0.250%	10/20/23	500	479
	Council of Europe Development Bank	1.375%	2/27/25	200	187
	Council of Europe Development Bank	3.000%	6/16/25	120	116
	Council of Europe Development Bank	0.875%	9/22/26	200	175
	European Bank for Reconstruction & Development	1.625%	9/27/24	270	256
	European Bank for Reconstruction & Development	1.500%	2/13/25	100	94
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	91
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	444
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	441
	European Investment Bank	3.125%	12/14/23	500	493
	European Investment Bank	3.250%	1/29/24	810	799
	European Investment Bank	2.625%	3/15/24	530	517
	European Investment Bank	2.250%	6/24/24	550	531
	European Investment Bank	2.500%	10/15/24	276	266
	European Investment Bank	1.625%	3/14/25	100	94
	European Investment Bank	0.625%	7/25/25	1,600	1,445
	European Investment Bank	2.750%	8/15/25	800	766
	European Investment Bank	0.375%	12/15/25	2,000	1,766
	European Investment Bank	0.375%	3/26/26	1,000	875
	European Investment Bank	0.750%	10/26/26	450	392
	European Investment Bank	1.375%	3/15/27	600	533
	European Investment Bank	2.375%	5/24/27	225	208
	European Investment Bank	0.625%	10/21/27	500	420
	European Investment Bank	3.250%	11/15/27	500	479
	European Investment Bank	1.625%	10/9/29	125	107
	European Investment Bank	0.875%	5/17/30	200	159
	European Investment Bank	0.750%	9/23/30	500	389
	European Investment Bank	1.250%	2/14/31	500	406
	European Investment Bank	4.875%	2/15/36	325	349
[6]	Export Development Canada	2.625%	2/21/24	250	244
[6]	Export Development Canada	3.375%	8/26/25	550	535
	Export Development Canada	3.000%	5/25/27	450	427
	Export-Import Bank of Korea	3.625%	11/27/23	200	198
	Export-Import Bank of Korea	4.000%	1/14/24	650	645
	Export-Import Bank of Korea	4.000%	9/15/24	750	741
	Export-Import Bank of Korea	2.625%	5/26/26	200	186
	Export-Import Bank of Korea	1.625%	1/18/27	200	175
	Export-Import Bank of Korea	4.250%	9/15/27	200	193
	Export-Import Bank of Korea	1.250%	9/21/30	500	389
	Export-Import Bank of Korea	2.125%	1/18/32	200	160
	Export-Import Bank of Korea	2.500%	6/29/41	350	254
	Hydro-Quebec	8.050%	7/7/24	325	343
	Inter-American Development Bank	3.000%	10/4/23	625	617
	Inter-American Development Bank	0.250%	11/15/23	1,000	956
	Inter-American Development Bank	2.625%	1/16/24	150	147
	Inter-American Development Bank	3.000%	2/21/24	900	884
	Inter-American Development Bank	3.250%	7/1/24	600	589
	Inter-American Development Bank	0.500%	9/23/24	600	557
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,047
	Inter-American Development Bank	1.750%	3/14/25	200	188
	Inter-American Development Bank	0.875%	4/3/25	500	459
	Inter-American Development Bank	7.000%	6/15/25	134	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,174
	Inter-American Development Bank	0.875%	4/20/26	500	444
	Inter-American Development Bank	2.000%	6/2/26	750	691
	Inter-American Development Bank	2.000%	7/23/26	100	92
	Inter-American Development Bank	2.375%	7/7/27	450	415
	Inter-American Development Bank	0.625%	9/16/27	800	673
	Inter-American Development Bank	1.125%	7/20/28	300	253
	Inter-American Development Bank	3.125%	9/18/28	875	824
	Inter-American Development Bank	1.125%	1/13/31	350	280
	Inter-American Development Bank	3.875%	10/28/41	200	186
	Inter-American Development Bank	3.200%	8/7/42	100	84
	International Bank for Reconstruction & Development	0.250%	11/24/23	700	668
	International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,072
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	660
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	722
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	188
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,366
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,344
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,094
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,782
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	453
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	463
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	323
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	758
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,258
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	751
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	171
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	316
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	620
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	525
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,232
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	177
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	261
	International Finance Corp.	1.375%	10/16/24	200	189
	International Finance Corp.	0.375%	7/16/25	400	359
	International Finance Corp.	2.125%	4/7/26	600	557
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	51
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	109
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	297
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	99
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	395
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	471
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	488
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	189
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	312
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	358
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	416
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	185
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	182
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	186
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	735
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	279
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	330
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	365
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	394
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	277
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	189
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	162
[9]	KFW	0.250%	10/19/23	800	767
[9]	KFW	2.625%	2/28/24	400	391
[9]	KFW	0.250%	3/8/24	700	661
[9]	KFW	1.375%	8/5/24	900	854
[9]	KFW	0.500%	9/20/24	825	766
[9]	KFW	1.250%	1/31/25	1,725	1,608
[9]	KFW	2.000%	5/2/25	150	141
[9]	KFW	0.375%	7/18/25	1,500	1,345
[9]	KFW	0.625%	1/22/26	1,000	887
[9]	KFW	1.000%	10/1/26	1,000	880
[9]	KFW	3.000%	5/20/27	560	533
[9]	KFW	2.875%	4/3/28	500	468
[9]	KFW	1.750%	9/14/29	175	151
[9]	KFW	0.000%	4/18/36	400	229
[9]	KFW	0.000%	6/29/37	200	110
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	192
	Korea Development Bank	3.750%	1/22/24	500	495
	Korea Development Bank	2.125%	10/1/24	200	190
	Korea Development Bank	0.750%	1/25/25	200	183
	Korea Development Bank	1.375%	4/25/27	200	173
	Korea Development Bank	1.625%	1/19/31	400	317
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	99
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	807
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	362
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	451
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	250
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	230
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	392
	Nordic Investment Bank	2.250%	5/21/24	200	193
	Nordic Investment Bank	0.375%	9/11/25	600	535
	Nordic Investment Bank	0.500%	1/21/26	200	176
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	197
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	94
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	445
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	440
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	389
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	587	562
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	234
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	172
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	634
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	330
	Province of Alberta	3.350%	11/1/23	375	371
	Province of Alberta	2.950%	1/23/24	300	294
	Province of Alberta	1.875%	11/13/24	450	427
	Province of Alberta	1.000%	5/20/25	485	444
	Province of Alberta	3.300%	3/15/28	250	236
	Province of Alberta	1.300%	7/22/30	500	397
	Province of British Columbia	1.750%	9/27/24	225	214
	Province of British Columbia	2.250%	6/2/26	300	278
	Province of British Columbia	0.900%	7/20/26	300	263
	Province of Manitoba	2.600%	4/16/24	150	146
	Province of Manitoba	2.125%	6/22/26	90	82
	Province of Manitoba	1.500%	10/25/28	350	295
	Province of New Brunswick	3.625%	2/24/28	105	101
	Province of Ontario	3.400%	10/17/23	760	752
	Province of Ontario	3.050%	1/29/24	250	245
	Province of Ontario	3.200%	5/16/24	150	147
	Province of Ontario	2.500%	4/27/26	250	233
	Province of Ontario	2.300%	6/15/26	900	832
	Province of Ontario	3.100%	5/19/27	600	566
	Province of Ontario	2.000%	10/2/29	585	501
	Province of Ontario	1.125%	10/7/30	500	391
	Province of Ontario	1.600%	2/25/31	600	485
	Province of Ontario	1.800%	10/14/31	200	162
	Province of Quebec	1.500%	2/11/25	441	412
	Province of Quebec	0.600%	7/23/25	500	450
	Province of Quebec	2.500%	4/20/26	200	187
	Province of Quebec	2.750%	4/12/27	850	793
	Province of Quebec	7.500%	9/15/29	475	560
	Province of Quebec	1.350%	5/28/30	400	321
	Province of Quebec	1.900%	4/21/31	1,200	998
	Republic of Chile	2.250%	10/30/22	175	175
	Republic of Chile	3.125%	1/21/26	485	452
	Republic of Chile	3.240%	2/6/28	460	415
	Republic of Chile	2.450%	1/31/31	200	160
	Republic of Chile	2.550%	7/27/33	650	488
	Republic of Chile	3.500%	1/31/34	600	490
	Republic of Chile	3.500%	1/25/50	275	187
	Republic of Chile	4.000%	1/31/52	200	146
	Republic of Chile	3.100%	1/22/61	500	290
	Republic of Chile	3.250%	9/21/71	200	114
	Republic Of Chile	4.340%	3/7/42	400	316
	Republic of Hungary	5.750%	11/22/23	200	198
	Republic of Hungary	5.375%	3/25/24	350	344
	Republic of Hungary	7.625%	3/29/41	240	237
	Republic of Indonesia	4.100%	4/24/28	200	188
	Republic of Indonesia	4.750%	2/11/29	425	411
	Republic of Indonesia	3.400%	9/18/29	200	177
	Republic of Indonesia	2.850%	2/14/30	200	170
	Republic of Indonesia	3.850%	10/15/30	200	181
	Republic of Indonesia	4.350%	1/11/48	725	573
	Republic of Indonesia	3.700%	10/30/49	200	144
	Republic of Indonesia	4.200%	10/15/50	430	329
	Republic of Indonesia	3.050%	3/12/51	400	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	4.300%	3/31/52	200	155
	Republic of Indonesia	5.450%	9/20/52	200	183
	Republic of Indonesia	3.200%	9/23/61	200	124
	Republic of Indonesia	4.450%	4/15/70	200	152
	Republic of Italy	0.875%	5/6/24	500	464
	Republic of Italy	2.375%	10/17/24	475	447
	Republic of Italy	1.250%	2/17/26	500	429
	Republic of Italy	2.875%	10/17/29	400	327
	Republic of Italy	5.375%	6/15/33	475	453
	Republic of Italy	4.000%	10/17/49	500	358
	Republic of Italy	3.875%	5/6/51	400	273
	Republic of Korea	5.625%	11/3/25	100	102
	Republic of Korea	2.750%	1/19/27	1,000	934
	Republic of Korea	2.500%	6/19/29	200	181
	Republic of Korea	1.750%	10/15/31	200	164
	Republic of Korea	3.875%	9/20/48	125	113
	Republic of Panama	4.000%	9/22/24	200	195
	Republic of Panama	3.750%	3/16/25	207	199
	Republic of Panama	7.125%	1/29/26	168	177
	Republic of Panama	8.875%	9/30/27	238	272
	Republic of Panama	3.875%	3/17/28	460	418
	Republic of Panama	9.375%	4/1/29	300	349
	Republic of Panama	2.252%	9/29/32	500	352
[2]	Republic of Panama	6.700%	1/26/36	292	286
[2]	Republic of Panama	4.500%	4/16/50	810	562
[2]	Republic of Panama	4.300%	4/29/53	400	267
	Republic of Panama	4.500%	4/1/56	500	337
[2]	Republic of Panama	3.870%	7/23/60	500	296
	Republic of Panama	4.500%	1/19/63	200	131
	Republic of Peru	7.350%	7/21/25	225	236
	Republic of Peru	2.392%	1/23/26	200	181
	Republic of Peru	2.783%	1/23/31	900	716
	Republic of Peru	1.862%	12/1/32	350	247
	Republic of Peru	8.750%	11/21/33	645	779
	Republic of Peru	3.000%	1/15/34	750	564
[2]	Republic of Peru	6.550%	3/14/37	325	333
	Republic of Peru	3.300%	3/11/41	200	137
	Republic of Peru	5.625%	11/18/50	200	188
	Republic of Peru	3.600%	1/15/72	275	165
	Republic of Peru	3.230%	7/28/21	525	283
	Republic of Philippines	9.500%	10/21/24	350	382
	Republic of Philippines	10.625%	3/16/25	100	113
	Republic of Philippines	5.500%	3/30/26	225	230
	Republic of Philippines	3.000%	2/1/28	400	364
	Republic of Philippines	3.750%	1/14/29	400	376
	Republic of Philippines	9.500%	2/2/30	300	372
	Republic of Philippines	2.457%	5/5/30	200	167
	Republic of Philippines	7.750%	1/14/31	400	461
	Republic of Philippines	1.648%	6/10/31	200	153
	Republic of Philippines	1.950%	1/6/32	200	154
	Republic of Philippines	6.375%	1/15/32	200	212
	Republic of Philippines	6.375%	10/23/34	550	574
	Republic of Philippines	3.950%	1/20/40	400	318
	Republic of Philippines	3.700%	3/1/41	400	310
	Republic of Philippines	3.700%	2/2/42	350	269
	Republic of Philippines	2.950%	5/5/45	500	329
	Republic of Philippines	2.650%	12/10/45	200	124
	Republic of Philippines	3.200%	7/6/46	500	335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of Poland	3.000%	3/17/23	185	183
Republic of Poland	3.250%	4/6/26	500	470
State of Israel	2.875%	3/16/26	200	189
State of Israel	3.250%	1/17/28	300	282
State of Israel	2.500%	1/15/30	200	175
State of Israel	2.750%	7/3/30	600	530
State of Israel	4.500%	1/30/43	200	184
State of Israel	4.125%	1/17/48	250	213
State of Israel	3.375%	1/15/50	475	351
State of Israel	3.875%	7/3/50	400	322
State of Israel	4.500%	4/3/20	200	162
Svensk Exportkredit AB	0.500%	11/10/23	200	192
Svensk Exportkredit AB	0.375%	3/11/24	800	755
Svensk Exportkredit AB	0.375%	7/30/24	500	465
Svensk Exportkredit AB	0.625%	10/7/24	200	185
Svensk Exportkredit AB	0.625%	5/14/25	500	453
Svensk Exportkredit AB	0.500%	8/26/25	800	714
Svensk Exportkredit AB	2.250%	3/22/27	200	183
United Mexican States	3.900%	4/27/25	400	394
United Mexican States	4.125%	1/21/26	445	432
United Mexican States	4.150%	3/28/27	800	766
United Mexican States	3.750%	1/11/28	675	622
United Mexican States	4.500%	4/22/29	950	880
United Mexican States	3.250%	4/16/30	700	586
United Mexican States	2.659%	5/24/31	300	231
United Mexican States	8.300%	8/15/31	220	257
United Mexican States	7.500%	4/8/33	100	110
United Mexican States	6.050%	1/11/40	883	819
United Mexican States	4.280%	8/14/41	500	366
United Mexican States	4.750%	3/8/44	765	589
United Mexican States	5.550%	1/21/45	510	437
United Mexican States	4.600%	1/23/46	600	443
United Mexican States	4.350%	1/15/47	760	536
United Mexican States	4.600%	2/10/48	455	332
United Mexican States	4.500%	1/31/50	200	144
United Mexican States	5.000%	4/27/51	600	462
United Mexican States	4.400%	2/12/52	500	345
United Mexican States	3.771%	5/24/61	800	474
United Mexican States	5.750%	10/12/10	342	264
Total Sovereign Bonds (Cost $158,565)				140,346
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	40	39
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	157
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	60
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	232
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	64
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	116
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	285
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	123
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	243
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	67
California GO	3.375%	4/1/25	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	2.650%	4/1/26	75	70
	California GO	1.700%	2/1/28	100	86
	California GO	3.500%	4/1/28	150	142
	California GO	2.500%	10/1/29	70	61
	California GO	4.500%	4/1/33	190	183
	California GO	7.500%	4/1/34	350	417
	California GO	4.600%	4/1/38	300	280
	California GO	7.550%	4/1/39	630	785
	California GO	7.300%	10/1/39	75	90
	California GO	7.350%	11/1/39	575	691
	California GO	7.625%	3/1/40	205	254
	California GO	7.600%	11/1/40	200	251
	California State University College & University Revenue	3.899%	11/1/47	50	42
	California State University College & University Revenue	2.975%	11/1/51	140	96
	Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	52
	Chicago IL GO	7.045%	1/1/29	35	35
	Chicago IL GO, Prere.	7.045%	1/1/23	5	5
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	141
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	35
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	140
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	119
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	84
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	85
	Commonwealth of Massachusetts	4.110%	7/15/31	250	240
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	154
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	36
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	162
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	71
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	52
	Connecticut GO	5.090%	10/1/30	175	175
	Connecticut GO	5.850%	3/15/32	200	211
	Cook County IL GO	6.229%	11/15/34	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	110
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	49
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	84
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	162
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	55

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	87
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	52
District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	132
East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	93
Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	214
Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	103
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	239	259
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	144	159
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	72	74
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	75
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	175	151
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	138
Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	275
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	78
Houston TX GO	6.290%	3/1/32	110	116
Illinois GO	5.100%	6/1/33	1,405	1,338
Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	53
Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	56
JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	146
JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	97
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	58
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	206
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	128
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	221
Los Angeles Community College District GO	1.606%	8/1/28	100	85
Los Angeles Community College District GO	1.806%	8/1/30	150	122
Los Angeles Community College District GO	2.106%	8/1/32	100	78
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	79
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	62
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	117
	Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue	3.615%	2/1/29	150	145
	Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue	4.475%	8/1/39	150	136
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	95
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	167
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	54
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	109
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	40
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	76
	Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	57
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	486
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	50
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	156
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	104
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	108
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	108
	Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	59
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	62
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	159
	Michigan State University College & University Revenue	4.496%	8/15/48	50	46
	Michigan State University College & University Revenue	4.165%	8/15/22	100	74
	Mississippi GO	5.245%	11/1/34	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	72
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	76
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	241
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	53

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	62
New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	215
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	80
New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	122
New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	473
New York City Municipal Water Finance Authority Revenue Water Revenue	5.750%	6/15/41	50	54
New York City Municipal Water Finance Authority Revenue Water Revenue	5.440%	6/15/43	100	104
New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	55
New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	55
New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	76
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	102
New York NY GO	5.517%	10/1/37	50	50
New York NY GO	6.271%	12/1/37	100	109
New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	198
New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	40
New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	103
New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	37
New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	152
New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	70
New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	39
New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	91
New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	155
North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	36
North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	178
Ohio State University College & University Revenue	4.910%	6/1/40	100	100
Ohio State University College & University Revenue	4.800%	6/1/11	100	86
Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	83
Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	75
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	161
	Oregon GO	5.762%	6/1/23	40	40
	Oregon GO	5.892%	6/1/27	75	78
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	50
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	106
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	35
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	68
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	78
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	55
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	37
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	35
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	240
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	99
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	141
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	475	415
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	66
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	72
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	109
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	43
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	52
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	61
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	131
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	70
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	113
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	123
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	87
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	208
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	112
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	294
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	201
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas GO	5.517%	4/1/39	180	189
	Texas GO	4.681%	4/1/40	50	48
	Texas GO	3.211%	4/1/44	225	176
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	132
	Texas Transportation Commission GO	2.562%	4/1/42	100	71
	Texas Transportation Commission GO	2.472%	10/1/44	125	82
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	177
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	92
[13]	Tucson AZ COP	2.856%	7/1/47	50	34
	University of California College & University Revenue	0.883%	5/15/25	100	91
	University of California College & University Revenue	3.063%	7/1/25	100	96
	University of California College & University Revenue	1.316%	5/15/27	100	86
	University of California College & University Revenue	1.614%	5/15/30	125	98
	University of California College & University Revenue	5.946%	5/15/45	175	186
	University of California College & University Revenue	3.071%	5/15/51	100	67
	University of California College & University Revenue	4.858%	5/15/12	225	193
	University of California College & University Revenue	4.767%	5/15/15	100	83
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	400
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	86
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	88
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	39
	University of Michigan College & University Revenue	2.437%	4/1/40	100	71
	University of Michigan College & University Revenue	2.562%	4/1/50	100	63
	University of Michigan College & University Revenue	4.454%	4/1/22	225	180
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	169
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	97
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	38
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	31
	University of Virginia College & University Revenue	2.256%	9/1/50	335	200
	University of Virginia College & University Revenue	4.179%	9/1/17	50	39
	Utah GO	4.554%	7/1/24	20	20
	Utah GO	3.539%	7/1/25	37	36
	Washington GO	5.140%	8/1/40	150	155
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	36
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	55	56
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	94
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	223
Total Taxable Municipal Bonds (Cost $30,570)					27,013

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[15]	Vanguard Market Liquidity Fund (Cost $22,566)	2.828%	225,714	22,565
Total Investments (100.0%) (Cost $4,597,080)				3,991,824
Other Assets and Liabilities—Net (0.0%)				124
Net Assets (100%)				3,991,948
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2022.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $17,244,000, representing 0.4% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REMIC—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,630,577	—	2,630,577
Asset-Backed/Commercial Mortgage-Backed Securities	—	106,961	—	106,961
Corporate Bonds	—	1,064,362	—	1,064,362
Sovereign Bonds	—	140,346	—	140,346
Taxable Municipal Bonds	—	27,013	—	27,013
Temporary Cash Investments	22,565	—	—	22,565
Total	22,565	3,969,259	—	3,991,824